JPMorgan Income Fund
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 28.4%
FHLMC
Pool # 8C1031, ARM, 5.22%, 6/1/2055 (a)	6,373	6,392
Pool # 842039, ARM, 5.23%, 10/1/2055 (a)	6,232	6,275
Pool # 8C1189, ARM, 4.90%, 11/1/2055 (a)	3,951	3,946
Pool # 8C1217, ARM, 5.04%, 11/1/2055 (a)	11,008	10,978
FHLMC Gold Pools, Other
Pool # WN2492, 4.93%, 6/1/2028	7,916	7,939
Pool # WN2326, 4.45%, 12/1/2032	2,160	2,138
FHLMC UMBS, 30 Year
Pool # TB4997, 6.00%, 6/1/2051	440	452
Pool # TB5018, 6.50%, 6/1/2051	420	437
Pool # QG4162, 5.00%, 6/1/2053	1,248	1,232
Pool # SD3481, 6.50%, 8/1/2053 (b)	20,735	21,666
Pool # SD4030, 6.50%, 10/1/2053	5,388	5,678
Pool # SD4320, 6.00%, 11/1/2053	54,745	56,735
Pool # SD4341, 6.50%, 11/1/2053	12,974	13,683
Pool # QH8542, 8.00%, 1/1/2054	428	464
Pool # SD5883, 6.50%, 6/1/2054	16,282	17,138
Pool # SD5979, 6.00%, 7/1/2054	32,142	32,989
Pool # SD6268, 6.50%, 8/1/2054	14,320	15,097
Pool # SD6896, 6.00%, 9/1/2054	58,337	60,441
Pool # SD6461, 6.50%, 10/1/2054	10,025	10,566
Pool # RJ3721, 5.50%, 3/1/2055	2,907	2,922
Pool # SL2544, 6.50%, 8/1/2055	26,307	27,713
Pool # QZ6253, 5.50%, 10/1/2055	2,984	3,006
Pool # QZ6256, 5.50%, 10/1/2055	4,492	4,517
Pool # SL2939, 5.50%, 10/1/2055	2,223	2,240
Pool # QZ6966, 5.50%, 11/1/2055	3,311	3,328
Pool # QZ7257, 5.50%, 11/1/2055	1,148	1,154
Pool # QZ8076, 5.50%, 11/1/2055	3,412	3,429
Pool # QZ9117, 5.50%, 11/1/2055	2,302	2,318
Pool # TA1190, 5.50%, 11/1/2055	1,393	1,400
Pool # SL3192, 6.00%, 11/1/2055	102,580	106,327
Pool # TA0290, 5.50%, 12/1/2055	4,338	4,363
Pool # RQ0085, 5.50%, 1/1/2056	38,943	39,138
Pool # SL3686, 5.50%, 1/1/2056	18,518	18,641
Pool # TA3495, 5.50%, 1/1/2056	2,028	2,039
Pool # TA3891, 5.50%, 1/1/2056	7,529	7,566
Pool # TA4276, 5.50%, 1/1/2056	351	353
Pool # TA4348, 5.50%, 1/1/2056	3,073	3,107
Pool # TA4349, 5.50%, 1/1/2056	3,063	3,096
Pool # TA4352, 5.50%, 1/1/2056	6,503	6,568
Pool # TA4353, 5.50%, 1/1/2056	6,412	6,472
Pool # TA4363, 5.50%, 1/1/2056	2,153	2,173
Pool # TA4375, 5.50%, 1/1/2056	8,221	8,296
Pool # TA4376, 5.50%, 1/1/2056	8,383	8,456
Pool # TA4380, 5.50%, 1/1/2056	3,327	3,360
Pool # TA5070, 5.50%, 1/1/2056	12,092	12,233

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # TA5257, 5.50%, 1/1/2056	923	930
Pool # TA5975, 5.50%, 1/1/2056	478	481
Pool # RQ0086, 6.00%, 1/1/2056	22,011	22,489
Pool # TA5158, 6.00%, 1/1/2056	1,307	1,346
Pool # TA6600, 6.50%, 1/1/2056	330	347
Pool # TA5189, 7.00%, 1/1/2056	721	769
Pool # TA5048, 5.50%, 2/1/2056	2,612	2,633
Pool # TA5432, 5.50%, 2/1/2056	8,440	8,482
Pool # TA5448, 5.50%, 2/1/2056	516	522
Pool # TA5456, 5.50%, 2/1/2056	680	685
Pool # TA5458, 5.50%, 2/1/2056	642	646
Pool # TA5459, 5.50%, 2/1/2056	1,000	1,010
Pool # TA5581, 5.50%, 2/1/2056	1,285	1,303
Pool # TA5679, 5.50%, 2/1/2056	717	724
Pool # TA5685, 5.50%, 2/1/2056	2,280	2,292
Pool # TA6050, 5.50%, 2/1/2056	1,500	1,508
Pool # TA6062, 5.50%, 2/1/2056	390	395
Pool # TA6124, 5.50%, 2/1/2056	2,204	2,221
Pool # TA6592, 5.50%, 2/1/2056	973	985
Pool # TA6704, 5.50%, 2/1/2056	913	920
Pool # TA6710, 5.50%, 2/1/2056	3,674	3,710
Pool # TA6724, 5.50%, 2/1/2056	7,294	7,331
Pool # TA7028, 5.50%, 2/1/2056	587	592
Pool # TA5161, 6.00%, 2/1/2056	1,253	1,292
Pool # TA5178, 6.00%, 2/1/2056	464	484
Pool # TA5427, 6.00%, 2/1/2056	1,448	1,494
Pool # TA5434, 6.00%, 2/1/2056	1,135	1,168
Pool # TA5436, 6.00%, 2/1/2056	2,569	2,641
Pool # TA5443, 6.00%, 2/1/2056	2,697	2,775
Pool # TA6599, 6.00%, 2/1/2056	1,339	1,379
Pool # TA6717, 6.00%, 2/1/2056	2,657	2,739
Pool # TA6718, 6.00%, 2/1/2056	2,683	2,760
Pool # TA6740, 6.00%, 2/1/2056	2,834	2,915
Pool # TA6742, 6.00%, 2/1/2056	2,671	2,746
Pool # TA5253, 6.50%, 2/1/2056	1,253	1,317
Pool # TA5435, 6.50%, 2/1/2056	518	542
Pool # TA5444, 6.50%, 2/1/2056	1,035	1,082
Pool # TA5447, 6.50%, 2/1/2056	787	821
Pool # TA5449, 6.50%, 2/1/2056	507	529
Pool # TA6727, 6.50%, 2/1/2056	476	500
Pool # TA6729, 6.50%, 2/1/2056	377	396
Pool # TA6730, 6.50%, 2/1/2056	1,019	1,065
Pool # TA6746, 6.50%, 2/1/2056	564	590
Pool # TA7120, 6.50%, 2/1/2056	308	322
Pool # RQ0103, 5.50%, 3/1/2056	43,724	43,943
Pool # TA7127, 5.50%, 3/1/2056	1,998	2,016
Pool # TA7129, 5.50%, 3/1/2056	1,337	1,350
Pool # TA7684, 5.50%, 3/1/2056	3,420	3,446

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # TA7685, 5.50%, 3/1/2056	311	313
Pool # TA7688, 5.50%, 3/1/2056	452	456
Pool # TA7713, 5.50%, 3/1/2056	764	772
Pool # TA8148, 5.50%, 3/1/2056	3,818	3,847
Pool # TA8151, 5.50%, 3/1/2056	1,891	1,907
Pool # TA8849, 5.50%, 3/1/2056	210	212
Pool # TA8855, 5.50%, 3/1/2056	259	262
Pool # TA8856, 5.50%, 3/1/2056	778	785
Pool # TA8862, 5.50%, 3/1/2056	777	781
Pool # TA8887, 5.50%, 3/1/2056	958	967
Pool # TA9000, 5.50%, 3/1/2056	864	869
Pool # TA7663, 6.00%, 3/1/2056	776	800
Pool # TA7664, 6.00%, 3/1/2056	333	342
Pool # TA8858, 6.00%, 3/1/2056	289	298
Pool # TA8870, 6.00%, 3/1/2056	778	797
Pool # TA8890, 6.00%, 3/1/2056	359	369
Pool # TA9439, 6.00%, 3/1/2056	438	450
Pool # TA6726, 6.50%, 3/1/2056	559	587
Pool # TA7116, 6.50%, 3/1/2056	338	353
Pool # TA7117, 6.50%, 3/1/2056	276	288
Pool # TA7125, 6.50%, 3/1/2056	314	329
Pool # TA8874, 6.50%, 3/1/2056	230	240
Pool # TA8875, 6.50%, 3/1/2056	79	83
Pool # TA8878, 6.50%, 3/1/2056	209	219
Pool # TA8880, 6.50%, 3/1/2056	110	115
Pool # TA8892, 6.50%, 3/1/2056	120	125
Pool # TA9455, 5.50%, 4/1/2056	3,822	3,841
Pool # TB0362, 6.00%, 4/1/2056	3,533	3,632
Pool # TB0363, 6.00%, 4/1/2056	2,084	2,149
Pool # TB0377, 6.00%, 4/1/2056	614	632
Pool # TB1922, 6.00%, 4/1/2056	500	512
Pool # TA9432, 6.50%, 4/1/2056	519	542
Pool # TB0366, 6.50%, 4/1/2056	552	576
Pool # TB0376, 6.50%, 4/1/2056	4,054	4,223
Pool # TB3666, 5.50%, 5/1/2056	3,540	3,574
Pool # TB2139, 6.00%, 5/1/2056	130	133
Pool # TB3687, 6.00%, 5/1/2056	530	542
Pool # TB3698, 6.50%, 5/1/2056	1,600	1,672
Pool # TB3705, 6.50%, 5/1/2056	1,110	1,161
Pool # TB3709, 6.50%, 5/1/2056	2,140	2,234
Pool # TB3715, 7.00%, 5/1/2056	500	530
Pool # TB3717, 7.00%, 5/1/2056	1,070	1,135
Pool # TB3721, 7.00%, 5/1/2056	470	498
Pool # TB3725, 7.00%, 5/1/2056	410	435
Pool # TB4991, 6.00%, 6/1/2056	3,700	3,797
Pool # TB5000, 6.00%, 6/1/2056	1,110	1,136
Pool # TB5004, 6.00%, 6/1/2056	3,450	3,525
Pool # TB5009, 6.50%, 6/1/2056	3,920	4,073

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # TB5010, 6.50%, 6/1/2056	1,190	1,240
Pool # TB5015, 6.50%, 6/1/2056	400	418
Pool # TB5016, 6.50%, 6/1/2056	380	397
FNMA
Pool # BM7862, ARM, 5.02%, 10/1/2055 (a)	3,377	3,388
Pool # BM7859, ARM, 4.87%, 11/1/2055 (a)	14,412	14,414
Pool # BM7874, ARM, 4.98%, 11/1/2055 (a)	20,662	20,709
Pool # DF4134, ARM, 5.32%, 11/1/2055 (a)	6,323	6,363
FNMA UMBS, 30 Year
Pool # CB7136, 6.50%, 9/1/2053	15,737	16,597
Pool # CB7141, 6.50%, 9/1/2053 (b)	34,133	35,667
Pool # DA6408, 8.00%, 12/1/2053	437	475
Pool # DA6398, 8.00%, 1/1/2054	317	345
Pool # CB8004, 6.00%, 2/1/2054	10,159	10,478
Pool # CB8495, 6.00%, 5/1/2054	33,436	34,370
Pool # FS8911, 6.50%, 8/1/2054	19,191	20,280
Pool # CB9153, 6.00%, 9/1/2054	43,064	44,761
Pool # DC4812, 5.50%, 11/1/2054	871	875
Pool # DC7023, 6.00%, 12/1/2054	6,547	6,689
Pool # FA1925, 6.00%, 12/1/2054	32,449	33,347
Pool # FA0444, 5.50%, 1/1/2055	790	793
Pool # FA0541, 6.00%, 2/1/2055	41,962	43,524
Pool # FA3119, 6.00%, 2/1/2055	6,527	6,669
Pool # DD8503, 6.00%, 5/1/2055	11,672	11,926
Pool # DE9119, 5.50%, 10/1/2055	1,901	1,910
Pool # DF1922, 5.50%, 10/1/2055	1,334	1,341
Pool # FA2900, 6.00%, 10/1/2055	91,885	95,241
Pool # FA3423, 6.00%, 11/1/2055	34,494	35,754
Pool # DF3947, 5.50%, 12/1/2055	1,364	1,371
Pool # DF5185, 5.50%, 12/1/2055	903	907
Pool # DF6528, 5.50%, 12/1/2055	1,862	1,875
Pool # DF6535, 5.50%, 12/1/2055	2,591	2,638
Pool # DF6613, 5.50%, 12/1/2055	2,325	2,356
Pool # DF6615, 5.50%, 12/1/2055	3,579	3,615
Pool # DF8733, 5.50%, 12/1/2055	1,505	1,512
Pool # DG0277, 5.50%, 12/1/2055	781	785
Pool # DF8756, 6.00%, 12/1/2055	788	814
Pool # DF0526, 5.50%, 1/1/2056	1,491	1,499
Pool # DF1408, 5.50%, 1/1/2056	1,494	1,508
Pool # DF8198, 5.50%, 1/1/2056	448	451
Pool # DF8915, 5.50%, 1/1/2056	618	621
Pool # DF9545, 5.50%, 1/1/2056	1,913	1,932
Pool # DF9558, 5.50%, 1/1/2056	656	661
Pool # DG2633, 5.50%, 1/1/2056	1,758	1,798
Pool # MA5945, 5.50%, 1/1/2056	85,931	86,360
Pool # DF9392, 6.00%, 1/1/2056	4,621	4,755
Pool # DF9394, 6.00%, 1/1/2056	6,171	6,347
Pool # DF9396, 6.00%, 1/1/2056	5,965	6,133

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # DF9400, 6.00%, 1/1/2056	5,483	5,616
Pool # DF9401, 6.00%, 1/1/2056	6,686	6,880
Pool # DF9403, 6.00%, 1/1/2056	2,002	2,066
Pool # DF9774, 6.00%, 1/1/2056	2,850	2,942
Pool # DF9784, 6.00%, 1/1/2056	741	760
Pool # DF9799, 6.00%, 1/1/2056	491	511
Pool # DG0834, 6.00%, 1/1/2056	2,567	2,644
Pool # DF9405, 6.50%, 1/1/2056	1,468	1,538
Pool # DF9406, 6.50%, 1/1/2056	500	522
Pool # DF9407, 6.50%, 1/1/2056	492	513
Pool # DF9410, 6.50%, 1/1/2056	1,050	1,099
Pool # DF9411, 6.50%, 1/1/2056	919	965
Pool # DF9412, 6.50%, 1/1/2056	1,004	1,053
Pool # DF9759, 6.50%, 1/1/2056	1,075	1,144
Pool # DF9789, 6.50%, 1/1/2056	1,167	1,221
Pool # DF6909, 7.00%, 1/1/2056	502	534
Pool # DF4315, 5.50%, 2/1/2056	811	815
Pool # DF6150, 5.50%, 2/1/2056	2,366	2,380
Pool # DF6154, 5.50%, 2/1/2056	1,999	2,014
Pool # DF9556, 5.50%, 2/1/2056	3,478	3,512
Pool # DG1432, 5.50%, 2/1/2056	1,475	1,486
Pool # DG1463, 5.50%, 2/1/2056	3,224	3,250
Pool # DG1477, 5.50%, 2/1/2056	1,225	1,238
Pool # DG1567, 5.50%, 2/1/2056	3,392	3,425
Pool # DG1571, 5.50%, 2/1/2056	2,358	2,383
Pool # DG1572, 5.50%, 2/1/2056	6,007	6,037
Pool # DG2007, 5.50%, 2/1/2056	2,231	2,253
Pool # DG2008, 5.50%, 2/1/2056	3,038	3,058
Pool # DG2562, 5.50%, 2/1/2056	3,343	3,377
Pool # DG2571, 5.50%, 2/1/2056	929	939
Pool # DG2878, 5.50%, 2/1/2056	424	429
Pool # DF6156, 6.00%, 2/1/2056	889	910
Pool # DF9402, 6.00%, 2/1/2056	2,363	2,439
Pool # DG0817, 6.00%, 2/1/2056	2,433	2,502
Pool # DG1435, 6.00%, 2/1/2056	2,072	2,125
Pool # DG1582, 6.00%, 2/1/2056	1,958	2,015
Pool # DG1583, 6.00%, 2/1/2056	4,318	4,443
Pool # DG1585, 6.00%, 2/1/2056	2,707	2,785
Pool # DG1590, 6.00%, 2/1/2056	1,648	1,697
Pool # DG2582, 6.00%, 2/1/2056	3,810	3,902
Pool # DG2870, 6.00%, 2/1/2056	1,364	1,429
Pool # DG0818, 6.50%, 2/1/2056	2,046	2,136
Pool # DG1597, 6.50%, 2/1/2056	639	668
Pool # DG1598, 6.50%, 2/1/2056	466	487
Pool # DG2059, 6.50%, 2/1/2056	805	844
Pool # DG3689, 6.50%, 2/1/2056	652	685
Pool # DG4522, 5.00%, 3/1/2056	917	906
Pool # DG4524, 5.00%, 3/1/2056	1,386	1,368

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # DG3041, 5.50%, 3/1/2056	2,595	2,645
Pool # DG3660, 5.50%, 3/1/2056	591	601
Pool # DG3663, 5.50%, 3/1/2056	1,002	1,012
Pool # DG3668, 5.50%, 3/1/2056	1,141	1,157
Pool # DG3669, 5.50%, 3/1/2056	664	674
Pool # DG3743, 5.50%, 3/1/2056	513	521
Pool # DG3747, 5.50%, 3/1/2056	1,059	1,080
Pool # DG4449, 5.50%, 3/1/2056	2,451	2,473
Pool # DG4457, 5.50%, 3/1/2056	558	564
Pool # DG4498, 5.50%, 3/1/2056	1,283	1,294
Pool # DG4540, 5.50%, 3/1/2056	319	323
Pool # DG5494, 5.50%, 3/1/2056	778	785
Pool # DG5496, 5.50%, 3/1/2056	908	916
Pool # DG5497, 5.50%, 3/1/2056	439	443
Pool # DG5501, 5.50%, 3/1/2056	1,546	1,554
Pool # MA5998, 5.50%, 3/1/2056	4,689	4,712
Pool # DG3673, 6.00%, 3/1/2056	1,043	1,076
Pool # DG3682, 6.50%, 3/1/2056	525	551
Pool # DG3683, 6.50%, 3/1/2056	493	516
Pool # DG3684, 6.50%, 3/1/2056	491	513
Pool # DG3686, 6.50%, 3/1/2056	729	761
Pool # DG3688, 6.50%, 3/1/2056	994	1,036
Pool # DG3693, 6.50%, 3/1/2056	473	495
Pool # DG6115, 5.50%, 4/1/2056	3,034	3,049
Pool # DG6119, 5.50%, 4/1/2056	579	585
Pool # DG6130, 6.00%, 4/1/2056	3,063	3,159
Pool # DG6828, 6.00%, 4/1/2056	249	257
Pool # DG6834, 6.00%, 4/1/2056	230	235
Pool # DG6837, 6.00%, 4/1/2056	1,148	1,181
Pool # DG6838, 6.00%, 4/1/2056	349	360
Pool # DG6840, 6.00%, 4/1/2056	240	246
Pool # DG6133, 6.50%, 4/1/2056	839	876
Pool # DG6135, 6.50%, 4/1/2056	519	542
Pool # DG6137, 6.50%, 4/1/2056	1,775	1,856
Pool # DG6139, 6.50%, 4/1/2056	579	606
Pool # DG6852, 6.50%, 4/1/2056	1,518	1,582
Pool # DG6853, 6.50%, 4/1/2056	270	281
Pool # DG6857, 6.50%, 4/1/2056	310	324
Pool # DG6141, 7.00%, 4/1/2056	320	339
Pool # DG6862, 7.00%, 4/1/2056	240	254
Pool # DG9944, 6.50%, 5/1/2056	3,497	3,653
Pool # DG9951, 6.50%, 5/1/2056	6,668	6,947
Pool # DH1075, 6.50%, 5/1/2056	2,440	2,550
Pool # DH1076, 6.50%, 5/1/2056	1,520	1,588
Pool # DH1078, 6.50%, 5/1/2056	1,550	1,618
Pool # DH1080, 6.50%, 5/1/2056	890	929
Pool # DH1091, 7.00%, 5/1/2056	1,450	1,538
Pool # DH1092, 7.00%, 5/1/2056	1,270	1,347

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # DH2435, 6.00%, 6/1/2056	1,883	1,938
Pool # DH2440, 6.00%, 6/1/2056	3,566	3,643
Pool # DH1934, 6.50%, 6/1/2056	1,420	1,483
Pool # DH1936, 6.50%, 6/1/2056	1,700	1,771
Pool # DH1949, 7.00%, 6/1/2056	300	318
Pool # DH1951, 7.00%, 6/1/2056	200	212
Pool # DH1952, 7.00%, 6/1/2056	300	318
FNMA, Other
Pool # BS7094, 4.78%, 11/1/2029	23,000	23,156
Pool # BS3390, 1.69%, 10/1/2031	10,793	9,482
Pool # BS3377, 1.72%, 10/1/2031	2,190	1,907
Pool # BS4294, 1.97%, 1/1/2034	2,400	2,015
Pool # BZ1211, 4.99%, 6/1/2034	4,700	4,805
Pool # BZ3537, 4.97%, 4/1/2035	11,287	11,480
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 5.50%, 6/25/2056 (b)	105,980	106,448
G Mitt Frn 0.00%, 12/27/2026 ‡ (c)	5,026	5,026
GNMA II, 30 Year
Pool # BJ9839, 4.38%, 4/20/2049	72	69
Pool # MA8152, 5.00%, 7/20/2052	—	—
Pool # MA8432, 7.00%, 11/20/2052	32	33
Pool # MA8882, 7.00%, 5/20/2053	76	79
Pool # DB1521, 6.00%, 4/20/2054	961	997
Pool # DA9805, 6.50%, 5/20/2054	—	—
Pool # DB7182, 6.00%, 6/20/2054	757	784
Pool # DB9010, 6.00%, 6/20/2054	763	783
Pool # DC6423, 6.00%, 6/20/2054	1,647	1,709
Pool # DC6424, 6.00%, 6/20/2054	1,104	1,143
Pool # DC6462, 6.00%, 6/20/2054	1,392	1,446
Pool # DC6464, 6.00%, 6/20/2054	6,710	6,923
Pool # DC7762, 6.00%, 6/20/2054	7,616	7,857
Pool # DB7520, 6.00%, 7/20/2054	2,591	2,667
Pool # DC6650, 6.00%, 7/20/2054	6,706	6,919
Pool # DC8318, 6.00%, 7/20/2054	297	308
Pool # DC8319, 6.00%, 7/20/2054	558	578
Pool # 787515, 6.00%, 8/20/2054	47,788	49,215
Pool # DE1862, 6.00%, 8/20/2054	3,716	3,834
Pool # DD0605, 6.50%, 8/20/2054	—	—
Pool # 787553, 6.00%, 9/20/2054	38,789	40,038
Pool # DE0971, 6.00%, 9/20/2054	659	680
Pool # DE4370, 6.00%, 9/20/2054	2,362	2,436
Pool # DE4373, 6.00%, 9/20/2054	1,637	1,689
Pool # 787593, 5.50%, 10/20/2054	5,318	5,401
Pool # 787595, 6.00%, 10/20/2054	6,863	7,092
Pool # 787596, 6.00%, 10/20/2054	17,808	18,448
Pool # DF5278, 6.00%, 10/20/2054	651	672
Pool # 787890, 6.00%, 11/20/2054	36,926	38,103
Pool # DG0986, 6.00%, 11/20/2054	149	155
Pool # DG1019, 6.00%, 11/20/2054	731	761

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # DG1038, 6.00%, 11/20/2054	111	116
Pool # DE0928, 6.00%, 12/20/2054	404	421
Pool # DF4458, 6.00%, 12/20/2054	406	422
Pool # DF4461, 6.00%, 12/20/2054	542	557
Pool # DF4477, 6.00%, 12/20/2054	1,414	1,473
Pool # DF8291, 6.00%, 12/20/2054	8,197	8,456
Pool # DG1004, 6.00%, 12/20/2054	511	531
Pool # DG1015, 6.00%, 12/20/2054	580	600
Pool # DG1018, 6.00%, 12/20/2054	440	458
Pool # DG1027, 6.00%, 12/20/2054	749	779
Pool # DG8794, 6.00%, 12/20/2054	165	171
Pool # DG8812, 6.00%, 12/20/2054	274	284
Pool # DG8826, 6.00%, 12/20/2054	430	448
Pool # DG8827, 6.00%, 1/20/2055	1,434	1,490
Pool # DG8828, 6.00%, 1/20/2055	574	592
Pool # DG8829, 6.00%, 1/20/2055	702	732
Pool # DG8840, 6.00%, 1/20/2055	321	334
Pool # DG8841, 6.00%, 1/20/2055	847	880
Pool # DG8842, 6.00%, 1/20/2055	226	233
Pool # DG8843, 6.00%, 1/20/2055	428	445
Pool # DG8871, 6.00%, 1/20/2055	251	260
Pool # 787892, 5.50%, 2/20/2055	26,565	26,956
Pool # 787885, 6.00%, 3/20/2055	71,141	73,395
Pool # 787935, 5.50%, 4/20/2055	14,782	14,983
Pool # 787936, 5.50%, 4/20/2055	46,524	47,323
Pool # DI0238, 6.00%, 4/20/2055	3,796	3,884
Pool # 788063, 6.00%, 7/20/2055	14,601	15,063
Pool # DN0795, 5.50%, 10/20/2055	10,913	11,112
Pool # 788204, 6.00%, 10/20/2055	18,327	18,888
Pool # DN5956, 6.00%, 10/20/2055	4,221	4,380
Pool # DN5965, 6.00%, 10/20/2055	22,961	23,691
Pool # DN5970, 6.00%, 10/20/2055	34,142	35,142
Pool # DN5975, 6.00%, 10/20/2055	3,666	3,767
Pool # 788245, 6.50%, 10/20/2055	35,571	37,423
Pool # 788316, 5.50%, 12/20/2055	34,153	34,532
Pool # MB0814, 5.50%, 12/20/2055	364,347	366,977
Pool # 788314, 6.00%, 12/20/2055	14,808	15,269
Pool # MB0872, 5.50%, 1/20/2056	49,424	49,781
Pool # 788375, 6.50%, 1/20/2056	12,039	12,651
Pool # MB1072, 6.00%, 4/20/2056	31,780	32,442
Pool # MB1144, 6.00%, 5/20/2056	50,240	51,262
Pool # MB1218, 6.00%, 6/20/2056	103,475	105,843
Pool # MB1219, 6.50%, 6/20/2056 (b)	129,790	135,550
GNMA II, Other Pool # CX7724, 7.00%, 9/20/2063	91	95
GNMA II, Single Family, 30 Year
TBA, 4.50%, 6/15/2056 (b)	24,990	24,037
TBA, 5.50%, 6/15/2056 (b)	1,351,970	1,360,308
TBA, 6.00%, 6/15/2056 (b)	380,800	387,963

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Par Health, Inc. 0.00%, 10/11/2026 ‡	5,922	5,875
Total Mortgage-Backed Securities (Cost $4,782,371)		4,786,765
Corporate Bonds — 22.1%
Aerospace & Defense — 0.4%
ATI, Inc. 5.88%, 12/1/2027	3,085	3,090
Axon Enterprise, Inc.
6.13%, 3/15/2030 (c)	1,295	1,320
6.25%, 3/15/2033 (c)	2,930	3,003
Bombardier, Inc. (Canada)
8.75%, 11/15/2030 (c)	5,095	5,402
7.25%, 7/1/2031 (c)	4,339	4,559
7.00%, 6/1/2032 (c)	2,432	2,533
6.75%, 6/15/2033 (c)	1,745	1,817
BWX Technologies, Inc. 4.13%, 6/30/2028 (c)	4,404	4,323
Carpenter Technology Corp. 5.63%, 3/1/2034 (c)	1,012	1,005
Goat Holdco LLC 6.75%, 2/1/2032 (c)	2,732	2,780
ICITII 6.00%, 1/31/2033 ‡ (c)	1,806	886
TransDigm, Inc.
6.38%, 3/1/2029 (c)	20,152	20,548
7.13%, 12/1/2031 (c)	5,460	5,671
6.63%, 3/1/2032 (c)	7,277	7,485
6.25%, 1/31/2034 (c)	1,245	1,274
		65,696
Automobile Components — 0.7%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (c)	1,910	1,942
8.25%, 4/15/2031 (c)	3,790	3,952
7.50%, 2/15/2033 (c)	3,240	3,360
Allison Transmission, Inc.
4.75%, 10/1/2027 (c)	4,133	4,131
5.88%, 6/1/2029 (c)	11,311	11,422
3.75%, 1/30/2031 (c)	11,357	10,638
5.88%, 12/1/2033 (c)	1,190	1,193
American Axle & Manufacturing, Inc.
6.88%, 7/1/2028	1,720	1,727
5.00%, 10/1/2029	10,935	10,700
Clarios Global LP
6.75%, 5/15/2028 (c)	1,580	1,609
6.75%, 2/15/2030 (c)	3,270	3,380
6.75%, 9/15/2032 (c)	6,861	7,028
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (c)	16,074	16,255
Cyprium Corp. 6.13%, 4/15/2031 (c)	2,518	2,519
Dana, Inc. 4.25%, 9/1/2030	1,041	990
Dexko Global, Inc. 7.50%, 4/15/2032 (c)	4,832	4,179
Forvia SE (France) 6.75%, 9/15/2033 (c)	1,210	1,218

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobile Components — continued
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	10,321	9,857
6.63%, 7/15/2030	1,432	1,400
5.25%, 4/30/2031	2,506	2,238
5.25%, 7/15/2031	2,935	2,605
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (c) (d)	5,818	6,015
8.00% (Cash), 11/15/2032 (c) (d)	1,020	1,065
7.37% (Cash), 5/15/2033 (c) (d)	925	952
ZF North America Capital, Inc. (Germany) 6.75%, 4/23/2030 (c)	5,111	5,089
		115,464
Automobiles — 0.0% ^
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027 (c)	1,000	990
Banks — 0.9%
Banco del Estado de Chile (Chile) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 7.95%, 5/2/2029 (e) (f) (g) (h) (i)	1,300	1,383
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (e) (f) (g) (h) (i)	9,900	9,858
Banco Nacional de Comercio Exterior SNC (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.00%, 5/14/2036 (c) (i)	2,091	2,075
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (e) (f) (g) (i)	10,800	11,776
Bank of America Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (f) (g) (i)	29,605	30,046
BNP Paribas SA (France) (SOFR + 1.59%), 5.50%, 5/20/2030 (c) (i)	5,030	5,133
Citigroup, Inc.
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (f) (g) (i)	83	83
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (f) (g) (i)	7,630	7,703
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (f) (g) (i)	7,303	7,433
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.63%, 2/15/2031 (f) (g) (i)	3,232	3,281
Eldik Bank OAO (Kyrgyzstan) 8.50%, 4/23/2031 (c)	2,087	2,083
HSBC Holdings plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (e) (f) (g) (i)	13,562	12,691
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 6.75%, 9/27/2031 (e) (f) (g) (i)	11,751	12,019
TC Ziraat Bankasi A/S (Turkey) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.62%), 8.38%, 11/5/2030 (c) (e) (f) (g) (i)	7,620	7,469
Wells Fargo & Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (f) (g) (i)	17,893	18,543
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.34%), 6.13%, 6/15/2031 (f) (g) (i)	16,185	16,315
		147,891
Beverages — 0.0% ^
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (c)	6,410	6,426
Biotechnology — 0.0% ^
Grifols SA (Spain) 4.75%, 10/15/2028 (c)	6,077	5,982

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Broadline Retail — 0.1%
Nordstrom, Inc. 4.25%, 8/1/2031	3,060	2,823
Shutterfly Finance LLC
8.50% (Cash), 10/1/2027 (c) (d)	8,615	8,558
9.75%, 10/1/2027 (c)	961	961
Wayfair LLC
7.25%, 10/31/2029 (c)	1,699	1,748
7.75%, 9/15/2030 (c)	5,388	5,609
7.13%, 5/31/2034 (c)	1,255	1,279
		20,978
Building Products — 0.6%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (c)	4,443	4,088
6.38%, 6/15/2032 (c)	4,125	4,163
6.38%, 3/1/2034 (c)	2,845	2,843
6.75%, 5/15/2035 (c)	1,797	1,815
EMRLD Borrower LP 6.63%, 12/15/2030 (c)	19,121	19,548
James Hardie International Finance DAC 5.00%, 1/15/2028 (c)	2,000	1,988
JELD-WEN, Inc. 4.88%, 12/15/2027 (c)	2,803	2,303
JH North America Holdings, Inc.
5.88%, 1/31/2031 (c)	1,417	1,417
6.13%, 7/31/2032 (c)	2,129	2,134
Masterbrand, Inc. 7.00%, 7/15/2032 (c)	7,300	7,286
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (c)	5,418	5,327
MIWD Holdco II LLC 5.50%, 2/1/2030 (c)	3,405	3,181
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (c)	10,135	10,320
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (c)	10,615	11,190
Standard Building Solutions, Inc.
6.25%, 8/1/2033 (c)	5,801	5,810
5.88%, 3/15/2034 (c)	1,897	1,850
Standard Industries, Inc.
4.75%, 1/15/2028 (c)	16,034	15,956
4.38%, 7/15/2030 (c)	8,574	8,166
		109,385
Capital Markets — 0.2%
Coinbase Global, Inc. 3.63%, 10/1/2031 (c)	982	866
Goldman Sachs Group, Inc. (The)
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (f) (g) (i)	6,225	6,550
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (f) (g) (i)	8,361	8,770
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (c) (e) (f) (g) (i)	10,690	11,565
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (c) (e) (f) (g) (i)	1,858	2,145
		29,896
Chemicals — 0.9%
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (c)	1,550	1,614
Axalta Coating Systems LLC
4.75%, 6/15/2027 (c)	12,512	12,487

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
3.38%, 2/15/2029 (c)	7,555	7,212
Bond US Bidco 1, Inc. 7.13%, 6/15/2033 (c)	1,585	1,597
Braskem Netherlands Finance BV (Brazil)
4.50%, 1/31/2030 (h)	2,950	1,814
7.25%, 2/13/2033 (c)	1,302	749
Celanese US Holdings LLC
7.00%, 2/15/2031	1,828	1,895
7.70%, 11/15/2033 (j)	5,735	6,159
7.38%, 2/15/2034	13,849	14,464
Chemours Co. (The)
5.75%, 11/15/2028 (c)	6,069	6,058
4.63%, 11/15/2029 (c)	4,997	4,796
7.88%, 3/15/2034 (c)	2,423	2,458
Element Solutions, Inc. 3.88%, 9/1/2028 (c)	7,751	7,538
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (c)	1,400	1,409
7.50%, 4/15/2029 (c)	9,500	9,453
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (c)	2,205	2,105
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (c)	17,145	17,196
8.50%, 11/15/2028 (c)	2,880	2,989
4.25%, 5/15/2029 (c)	3,230	3,153
9.00%, 2/15/2030 (c)	2,568	2,704
OCP SA (Morocco)
6.70%, 3/1/2036 (c)	2,130	2,210
5.13%, 6/23/2051 (h)	2,500	1,996
7.50%, 5/2/2054 (c)	2,160	2,314
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	3,125	3,121
4.50%, 10/15/2029	14,252	13,892
4.00%, 4/1/2031	6,455	6,005
4.38%, 2/1/2032	1,635	1,521
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (c)	8,687	8,588
Trinseo Luxco Finance SPV SARL 7.63%, 5/3/2029 (c) (k)	9,700	1
WR Grace Holdings LLC
5.63%, 8/15/2029 (c)	3,766	3,607
6.63%, 8/15/2032 (c)	4,554	4,519
7.00%, 8/1/2033 (c)	1,060	1,051
		156,675
Commercial Services & Supplies — 0.9%
ACCO Brands Corp. 4.25%, 3/15/2029 (c)	10,192	9,381
ADT Security Corp. (The)
4.13%, 8/1/2029 (c)	3,506	3,367
4.88%, 7/15/2032 (c)	5,956	5,640
Allied Universal Holdco LLC 4.63%, 6/1/2028 (c)	7,439	7,329
Aramark Services, Inc. 5.00%, 2/1/2028 (c)	7,411	7,399
Brink's Co. (The) 4.63%, 10/15/2027 (c)	3,018	3,003

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (c)	6,314	6,106
4.88%, 7/1/2029 (c)	5,373	4,921
Clean Harbors, Inc. 5.75%, 10/15/2033 (c)	2,915	2,930
CoreCivic, Inc. 8.25%, 4/15/2029	5,105	5,322
Garda World Security Corp. (Canada)
6.50%, 1/15/2031 (c)	2,398	2,439
8.38%, 11/15/2032 (c)	2,118	2,194
GFL Environmental, Inc.
4.00%, 8/1/2028 (c)	5,618	5,494
4.75%, 6/15/2029 (c)	4,300	4,234
4.38%, 8/15/2029 (c)	5	5
6.75%, 1/15/2031 (c)	10,386	10,724
Jonah
12.00%, 6/1/2029 ‡	28,655	28,656
12.50%, 3/21/2033 ‡	11,280	11,280
Madison IAQ LLC
4.13%, 6/30/2028 (c)	12,141	11,989
5.88%, 6/30/2029 (c)	4,864	4,863
Prime Security Services Borrower LLC 3.38%, 8/31/2027 (c)	9,504	9,319
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (c)	3,656	3,585
Williams Scotsman, Inc. 6.63%, 4/15/2030 (c)	1,000	1,029
		151,209
Construction & Engineering — 0.1%
AECOM 6.00%, 8/1/2033 (c)	4,742	4,749
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (h)	2,343	1,957
Dycom Industries, Inc. 4.50%, 4/15/2029 (c)	3,935	3,866
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (c)	1,695	1,692
Granite Construction, Inc. 6.38%, 6/15/2034 (b) (c)	1,558	1,590
		13,854
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (c)	3,340	3,468
Consumer Finance — 0.3%
Ford Motor Credit Co. LLC
4.13%, 8/17/2027	1,565	1,553
6.80%, 11/7/2028	2,000	2,073
7.20%, 6/10/2030	2,816	2,985
5.73%, 9/5/2030	13,527	13,682
4.00%, 11/13/2030	6,000	5,669
5.75%, 4/6/2033	10,137	10,113
6.47%, 5/22/2036	2,908	2,983
OneMain Finance Corp. 3.88%, 9/15/2028	8,155	7,890
		46,948

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc.
3.50%, 3/15/2029 (c)	8,244	7,865
4.88%, 2/15/2030 (c)	3,232	3,148
5.50%, 3/31/2031 (c)	1,007	992
5.63%, 3/31/2032 (c)	5,721	5,586
New Albertsons LP
6.63%, 6/1/2028	5	5
7.45%, 8/1/2029	113	118
8.00%, 5/1/2031	870	928
Performance Food Group, Inc.
4.25%, 8/1/2029 (c)	4,486	4,346
5.63%, 3/1/2034 (c)	2,195	2,145
US Foods, Inc.
6.88%, 9/15/2028 (c)	1,608	1,647
4.75%, 2/15/2029 (c)	2,600	2,564
4.63%, 6/1/2030 (c)	2,713	2,637
		31,981
Containers & Packaging — 0.3%
Ardagh Group SA
9.50%, 12/1/2030 (c)	6,707	7,161
12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (c) (d)	6,380	5,716
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (c)	8,462	8,134
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (c)	16,749	16,917
9.25%, 4/15/2030 (c)	6,699	6,419
TriMas Corp. 4.13%, 4/15/2029 (c)	2,682	2,576
		46,923
Distributors — 0.0% ^
RB Global Holdings, Inc. (Canada)
6.75%, 3/15/2028 (c)	2,645	2,686
7.75%, 3/15/2031 (c)	3,815	3,967
		6,653
Diversified — 0.1%
Ygrene Frn 8.50%, 7/25/2045 ‡ (c)	9,172	9,218
Diversified Consumer Services — 0.1%
Service Corp. International
7.50%, 4/1/2027	535	544
3.38%, 8/15/2030	12,131	11,280
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (c)	3,473	3,592
		15,416
Diversified Telecommunication Services — 1.7%
Altice France SA (France)
9.50%, 11/1/2029 (c)	9,155	9,308
6.88%, 10/15/2030 (c)	2,668	2,620
6.50%, 10/15/2031 (c)	317	308

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
6.88%, 7/15/2032 (c)	5,804	5,667
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (c)	4,211	4,244
CCO Holdings LLC
5.38%, 6/1/2029 (c)	3,694	3,626
6.38%, 9/1/2029 (c)	12,831	12,891
4.75%, 3/1/2030 (c)	58,076	54,887
4.50%, 8/15/2030 (c)	38,508	35,838
4.25%, 2/1/2031 (c)	26,952	24,402
7.38%, 3/1/2031 (c)	9,620	9,756
4.50%, 5/1/2032	10,855	9,524
Cipher Compute LLC 7.13%, 11/15/2030 (c)	4,925	5,134
Connect Holding II LLC 10.50%, 4/3/2031 (c)	6,015	6,125
Edged Compute LLC 7.50%, 4/30/2031 (c)	3,320	3,329
Fibercop SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (c)	3,705	3,705
7.72%, 6/4/2038 (c)	2,137	2,163
Flash Compute LLC 7.25%, 12/31/2030 (c)	3,572	3,682
GCI LLC 4.75%, 10/15/2028 (c)	7,781	7,509
Level 3 Financing, Inc.
6.88%, 6/30/2033 (c)	14,180	14,606
7.00%, 3/31/2034 (c)	4,854	5,031
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (c)	16,355	16,439
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (c)	12,082	12,098
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (c)	2,335	2,306
Telecom Italia Capital SA 7.72%, 6/4/2038	1,033	1,173
Verizon Communications, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.04%), 6.20%, 5/14/2056 (i)	6,212	6,306
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.81%), 6.05%, 5/14/2058 (i)	5,627	5,700
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (c)	2,750	2,643
WULF Compute LLC 7.75%, 10/15/2030 (c)	9,370	9,846
		280,866
Electric Utilities — 0.8%
Axia Energia SA (Brazil) 6.50%, 1/11/2035 (c)	4,730	4,780
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (c)	767	813
Comision Federal de Electricidad (Mexico) 6.50%, 1/28/2051 (c)	1,541	1,497
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (i)	11,327	11,746
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (i)	7,570	7,599
Eskom Holdings (South Africa) 8.45%, 8/10/2028 (h)	5,400	5,687
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (i)	12,107	12,021
Generadora de Gatun SA (Panama) 6.87%, 9/30/2044 (c)	3,099	3,160
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (c)	8,210	8,538
6.38%, 5/15/2043 (h)	690	676
NextEra Energy Capital Holdings, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (i)	4,802	4,916

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
NRG Energy, Inc.
5.75%, 1/15/2028	10,532	10,546
5.25%, 6/15/2029 (c)	1,464	1,457
3.63%, 2/15/2031 (c)	8,220	7,624
6.00%, 2/1/2033 (c)	4,568	4,602
5.75%, 1/15/2034 (c)	3,433	3,396
5.88%, 5/15/2034 (c)	3,150	3,130
6.00%, 1/15/2036 (c)	3,424	3,401
6.13%, 5/15/2036 (c)	785	783
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (c)	6,519	6,358
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (c)	2,090	2,210
Vistra Operations Co. LLC
5.00%, 7/31/2027 (c)	14,676	14,667
4.38%, 5/1/2029 (c)	2,661	2,610
7.75%, 10/15/2031 (c)	2,590	2,715
6.88%, 4/15/2032 (c)	3,076	3,200
VoltaGrid LLC 7.38%, 11/1/2030 (c)	6,992	7,281
		135,413
Electrical Equipment — 0.1%
Regal Rexnord Corp. 6.40%, 4/15/2033	3,011	3,191
Sensata Technologies BV 4.00%, 4/15/2029 (c)	6,493	6,334
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (c)	2,878	2,923
		12,448
Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp. 5.00%, 12/15/2029 (c)	13,309	13,173
Ingram Micro, Inc. 4.75%, 5/15/2029 (c)	23,368	22,968
Sensata Technologies, Inc.
4.38%, 2/15/2030 (c)	6,389	6,225
3.75%, 2/15/2031 (c)	1,535	1,440
6.63%, 7/15/2032 (c)	6,870	7,115
		50,921
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.63%, 9/1/2032 (c)	2,862	2,930
Archrock Services LP 6.00%, 2/1/2034 (c)	1,009	1,009
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (c)	2,125	2,235
Kodiak Gas Services LLC
5.88%, 4/1/2031 (c)	1,255	1,263
6.50%, 10/1/2033 (c)	1,112	1,132
Transocean International Ltd.
8.25%, 5/15/2029 (c)	4,415	4,585
8.75%, 2/15/2030 (c)	1,095	1,148
Vallourec SACA (France) 7.50%, 4/15/2032 (c)	1,800	1,888
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (c)	2,193	2,413
		18,603

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — 0.2%
Cinemark USA, Inc. 7.00%, 8/1/2032 (c)	3,202	3,314
Discovery Global Holdings, Inc.
4.28%, 3/15/2032	4,135	3,732
5.05%, 3/15/2042	2,300	1,682
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (c)	13,511	13,526
4.75%, 10/15/2027 (c)	17,292	17,226
3.75%, 1/15/2028 (c)	2,715	2,662
		42,142
Financial Services — 1.1%
BAML RCAP (United Kingdom) 8.00%, 10/26/2029 ‡	4,477	4,471
BCAP LLC (United Kingdom) 0.00%, 9/19/2027 ‡	14,138	14,138
BCAP LLC Trust 0.00%, 9/17/2027 ‡	13,524	13,524
Block, Inc.
5.63%, 8/15/2030 (c)	3,351	3,365
6.50%, 5/15/2032	15,937	16,240
6.00%, 8/15/2033 (c)	1,205	1,205
CFIN 2022-RTL1 Issuer LLC
Class A, 0.00%, 8/17/2027 ‡	13,823	13,806
Class B-1, 0.00%, 8/17/2027 ‡	30,183	30,145
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (c)	12,000	12,074
Gemini 10.50%, 2/20/2029 ‡	11,500	11,500
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (c)	3,530	2,734
NCR Atleos Corp. 9.50%, 4/1/2029 (c)	6,807	7,278
NGF Holdings LLC 9.63%, 12/23/2029	7,500	7,540
Rocket Cos., Inc.
6.13%, 8/1/2030 (c)	5,040	5,117
6.38%, 8/1/2033 (c)	2,688	2,730
Rocket Mortgage LLC
2.88%, 10/15/2026 (c)	1,305	1,294
3.63%, 3/1/2029 (c)	8,740	8,404
Shift4 Payments LLC 6.75%, 8/15/2032 (c)	8,516	8,508
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	11,156	11,435
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	8,619	8,619
		184,127
Food Products — 0.2%
Grupo Nutresa SA (Colombia) 9.00%, 5/12/2035 (c)	3,900	4,278
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (c)	3,225	3,081
Post Holdings, Inc.
4.63%, 4/15/2030 (c)	11,815	11,494
4.50%, 9/15/2031 (c)	1,745	1,637
6.25%, 2/15/2032 (c)	8,894	9,035
		29,525
Gas Utilities — 0.0% ^
AmeriGas Partners LP
9.38%, 6/1/2028 (c)	2,553	2,616

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — continued
9.50%, 6/1/2030 (c)	2,070	2,226
6.88%, 6/1/2031 (c)	2,316	2,367
		7,209
Ground Transportation — 0.3%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (c)	2,546	2,547
4.75%, 4/1/2028 (c)	19,150	18,870
8.00%, 2/15/2031 (c)	2,345	2,362
8.38%, 6/15/2032 (c)	3,278	3,347
First Student Bidco, Inc. 4.00%, 7/31/2029 (c)	2,655	2,568
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (c)	1,950	1,979
Hertz Corp. (The)
4.63%, 12/1/2026 (c)	763	721
12.63%, 7/15/2029 (c)	8,511	7,752
5.00%, 12/1/2029 (c)	13,191	5,851
Hertz Corp. (The), Escrow
6.25%, 10/15/2022 ‡ (k)	185	—
5.50%, 10/15/2024 ‡ (c) (k)	5,875	1
7.13%, 8/1/2026 ‡ (h) (k)	2,755	—
6.00%, 1/15/2028 ‡ (k)	1,450	—
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (c)	2,725	2,713
Transnet (South Africa) 8.25%, 2/6/2028 (h)	3,000	3,120
XPO, Inc. 6.25%, 6/1/2028 (c)	3,375	3,417
		55,248
Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc. 4.63%, 7/15/2028 (c)	17,604	17,403
Bausch + Lomb Corp. 8.38%, 10/1/2028 (c)	1,480	1,528
Medline Borrower LP
3.88%, 4/1/2029 (c)	13,268	12,913
6.25%, 4/1/2029 (c)	3,127	3,209
5.25%, 10/1/2029 (c)	11,052	11,033
		46,086
Health Care Providers & Services — 0.6%
Accendra Health, Inc. 4.50%, 3/31/2029 (c)	8,177	6,445
Community Health Systems, Inc.
6.00%, 1/15/2029 (c)	7,541	7,466
5.25%, 5/15/2030 (c)	3,615	3,407
4.75%, 2/15/2031 (c)	3,030	2,786
10.88%, 1/15/2032 (c)	1,641	1,768
DaVita, Inc.
4.63%, 6/1/2030 (c)	2,090	2,031
3.75%, 2/15/2031 (c)	7,767	7,222
Encompass Health Corp.
4.50%, 2/1/2028	3,126	3,112
4.75%, 2/1/2030	4,469	4,397
4.63%, 4/1/2031	6,522	6,312

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Global Medical Response, Inc. 7.38%, 10/1/2032 (c)	2,532	2,631
Molina Healthcare, Inc. 6.50%, 2/15/2031 (c)	2,434	2,468
Radiology Partners, Inc. 8.50%, 7/15/2032 (c)	7,678	7,870
Tenet Healthcare Corp.
5.13%, 11/1/2027	28,779	28,805
4.63%, 6/15/2028	5,835	5,796
6.13%, 6/15/2030	5,239	5,288
6.75%, 5/15/2031	6,631	6,828
		104,632
Health Care Technology — 0.2%
IQVIA, Inc.
5.00%, 10/15/2026 (c)	2,703	2,701
5.00%, 5/15/2027 (c)	12,998	12,992
6.25%, 6/1/2032 (c)	10,871	11,106
		26,799
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
7.25%, 7/15/2028 (c)	2,070	2,115
4.50%, 2/15/2029 (c)	1,455	1,429
6.50%, 4/1/2032 (c)	3,870	3,968
6.50%, 6/15/2033 (c)	1,242	1,277
5.75%, 3/15/2034 (c)	1,315	1,305
		10,094
Hotels, Restaurants & Leisure — 1.2%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (c)	1,445	1,420
4.00%, 10/15/2030 (c)	5,195	4,923
Acushnet Co. 5.63%, 12/1/2033 (c)	1,588	1,576
Boyne USA, Inc. 4.75%, 5/15/2029 (c)	5,048	4,972
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (c)	8,305	8,403
6.50%, 2/15/2032 (c)	9,068	8,841
Carnival Corp. Ltd.
5.75%, 8/1/2032 (c)	9,112	9,205
6.13%, 2/15/2033 (c)	13,943	14,121
Churchill Downs, Inc.
5.75%, 4/1/2030 (c)	4,566	4,566
6.75%, 5/1/2031 (c)	1,355	1,383
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (c)	6,709	6,478
5.50%, 9/15/2031 (c)	2,161	2,174
5.88%, 3/15/2033 (c)	9,232	9,337
5.75%, 9/15/2033 (c)	7,831	7,900
5.50%, 3/31/2034 (c)	3,224	3,209
MGM Resorts International
4.63%, 9/1/2026	4,489	4,488

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
5.50%, 4/15/2027	2,820	2,823
6.13%, 9/15/2029	3,874	3,931
6.50%, 4/15/2032	2,090	2,130
NCL Corp. Ltd. 5.88%, 1/15/2031 (c)	2,149	2,077
Pioneer Opco LLC 7.00%, 5/15/2033 (c)	1,068	1,091
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (c)	5,190	5,231
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (c)	5,499	5,547
6.25%, 3/15/2032 (c)	10,667	10,895
6.00%, 2/1/2033 (c)	3,751	3,803
Six Flags Entertainment Corp.
5.25%, 7/15/2029	5,060	4,902
8.63%, 1/15/2032 (c)	1,742	1,789
6.63%, 5/1/2032 (c)	7,554	7,719
Station Casinos LLC 4.50%, 2/15/2028 (c)	6,095	6,008
Vail Resorts, Inc. 6.50%, 5/15/2032 (c)	9,952	10,139
Viking Cruises Ltd. 5.88%, 10/15/2033 (c)	9,134	9,152
Wynn Las Vegas LLC 5.25%, 5/15/2027 (c)	720	721
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (c)	21,585	21,424
6.25%, 3/15/2033 (c)	2,897	2,907
		195,285
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (c)	5,232	3,140
Installed Building Products, Inc. 5.63%, 2/1/2034 (c)	1,223	1,201
Newell Brands, Inc.
8.50%, 6/1/2028 (c)	2,840	2,966
6.38%, 5/15/2030	5,597	5,522
6.63%, 5/15/2032	4,151	4,038
7.37%, 4/1/2036 (j)	3,885	3,735
Somnigroup International, Inc. 4.00%, 4/15/2029 (c)	15,045	14,461
TopBuild Corp. 5.63%, 1/31/2034 (c)	2,507	2,531
		37,594
Household Products — 0.2%
Central Garden & Pet Co.
5.13%, 2/1/2028	9,135	9,114
4.13%, 10/15/2030	4,865	4,602
Energizer Holdings, Inc.
4.75%, 6/15/2028 (c)	11,808	11,667
4.38%, 3/31/2029 (c)	1,932	1,860
Spectrum Brands, Inc. 3.88%, 3/15/2031 (c)	783	682
		27,925
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC 4.63%, 2/1/2029 (c)	1,105	1,100
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (c)	2,524	2,564
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (c)	4,754	5,150

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
Talen Energy Supply LLC
6.13%, 5/1/2031 (c)	5,353	5,351
6.38%, 5/1/2033 (c)	8,037	8,006
6.25%, 2/1/2034 (c)	10,308	10,270
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (c)	2,974	3,053
		35,494
Insurance — 0.0% ^
Asurion LLC 8.00%, 12/31/2032 (c)	4,138	4,315
HUB International Ltd. 7.25%, 6/15/2030 (c)	40	41
MetLife, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (i)	3,656	3,615
		7,971
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (c)	2,529	2,507
IT Services — 0.1%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (c)	1,550	1,553
AP Core Holdings II LLC 11.00%, 5/15/2031 (c)	2,462	2,580
Conduent Business Services LLC 6.00%, 11/1/2029 (c)	2,090	1,800
CoreWeave, Inc.
9.25%, 6/1/2030 (c)	3,603	3,676
9.00%, 2/1/2031 (c)	5,495	5,571
		15,180
Machinery — 0.2%
Chart Industries, Inc. 7.50%, 1/1/2030 (c)	8,982	9,299
Enpro, Inc. 6.13%, 6/1/2033 (c)	1,236	1,259
Esab Corp.
6.25%, 4/15/2029 (c)	2,700	2,749
5.63%, 4/1/2031 (c)	1,476	1,483
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (c)	1,677	1,643
Terex Corp.
5.00%, 5/15/2029 (c)	4,780	4,738
6.25%, 10/15/2032 (c)	4,166	4,230
		25,401
Marine Transportation — 0.1%
MV24 Capital BV (Brazil)
6.75%, 6/1/2034 (c)	3,061	3,083
6.75%, 6/1/2034 (h)	2,082	2,097
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (c)	3,318	3,550
		8,730
Media — 1.8%
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (c)	8,369	8,387
7.13%, 2/15/2031 (c)	12,301	12,715
7.50%, 3/15/2033 (c)	5,481	5,751

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
CSC Holdings LLC
5.38%, 2/1/2028 (c)	3,100	1,967
6.50%, 2/1/2029 (c)	14,326	8,418
5.75%, 1/15/2030 (c)	4,770	1,221
Directv Financing LLC 5.88%, 8/15/2027 (c)	1,265	1,268
DISH DBS Corp.
7.75%, 7/1/2026	19,231	19,135
5.25%, 12/1/2026 (c)	12,365	12,319
5.75%, 12/1/2028 (c)	5,645	5,540
DISH Network Corp. 11.75%, 11/15/2027 (c)	19,297	19,883
EchoStar Corp.
10.75%, 11/30/2029	9,910	10,770
6.75% (Cash), 11/30/2030 (d)	4,807	4,910
Gray Media, Inc.
10.50%, 7/15/2029 (c)	12,153	12,865
4.75%, 10/15/2030 (c)	7,645	5,791
5.38%, 11/15/2031 (c)	7,058	5,065
7.25%, 8/15/2033 (c)	5,717	5,667
iHeartCommunications, Inc.
9.13%, 5/1/2029 (c)	9,590	9,295
10.88%, 5/1/2030 (c)	3,423	2,909
7.75%, 8/15/2030 (c)	2,713	2,491
Lamar Media Corp. 4.88%, 1/15/2029	7,086	7,030
Midcontinent Communications 8.00%, 8/15/2032 (c)	2,820	2,663
Neptune Bidco US, Inc. 9.50%, 2/15/2033 (c)	2,882	2,948
Nexstar Media, Inc.
4.75%, 11/1/2028 (c)	10,956	10,785
6.50%, 9/15/2033 (c)	18,823	18,973
7.25%, 4/15/2034 (c)	12,663	12,743
Outfront Media Capital LLC
5.00%, 8/15/2027 (c)	5,428	5,424
4.25%, 1/15/2029 (c)	5,075	4,953
7.38%, 2/15/2031 (c)	1,415	1,476
Paramount Global (3-MONTH SOFR + 3.90%), 6.25%, 2/28/2057 (i)	524	428
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (c)	3,470	3,215
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (c)	8,317	8,546
Sirius XM Radio LLC
5.00%, 8/1/2027 (c)	6,851	6,841
4.00%, 7/15/2028 (c)	16,250	15,830
5.50%, 7/1/2029 (c)	20,659	20,578
4.13%, 7/1/2030 (c)	1,055	995
5.88%, 4/15/2032 (c)	4,366	4,346
Stagwell Global LLC 5.63%, 8/15/2029 (c)	7,955	7,743
Sunrise FinCo. I BV (Netherlands) 4.88%, 7/15/2031 (c)	3,485	3,300
Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028 (c)	2,400	2,376
Univision Communications, Inc.
7.38%, 6/30/2030 (c)	1,770	1,763

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
9.38%, 8/1/2032 (c)	4,103	4,201
8.88%, 4/15/2033 (c)	2,169	2,161
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (c)	1,738	1,509
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (c)	2,750	2,572
		309,766
Metals & Mining — 0.3%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (c)	6,109	6,377
Alumina Pty. Ltd.
6.13%, 3/15/2030 (c)	1,726	1,764
6.38%, 9/15/2032 (c)	2,166	2,222
Big River Steel LLC 6.63%, 1/31/2029 (c)	3,031	3,030
Cleveland-Cliffs, Inc.
4.88%, 3/1/2031 (c)	3,830	3,561
7.50%, 9/15/2031 (c)	2,107	2,175
7.00%, 3/15/2032 (c)	1,717	1,736
7.63%, 1/15/2034 (c)	3,512	3,614
Commercial Metals Co. 5.75%, 11/15/2033 (c)	2,109	2,111
Compass Minerals International, Inc. 8.00%, 7/1/2030 (c)	1,330	1,402
Constellium SE 6.38%, 8/15/2032 (c)	1,500	1,534
Novelis Corp.
4.75%, 1/30/2030 (c)	8,245	7,942
6.88%, 1/30/2030 (c)	996	1,024
3.88%, 8/15/2031 (c)	3,170	2,883
6.38%, 8/15/2033 (c)	3,524	3,558
		44,933
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Arbor Realty Trust, Inc.
Series QIB, 4.50%, 9/1/2026 (c)	14,500	14,424
Series QIB, 4.50%, 3/15/2027 (c)	20,000	19,293
Great Ajax Operating Partnership LP Series QIB, 9.88%, 9/1/2027 (c) (j)	11,000	11,060
ReadyCap Holdings LLC
Series QIB, 4.50%, 10/20/2026 (c)	20,000	19,528
Series QIB, 9.38%, 3/1/2028 (c)	17,000	16,827
		81,132
Multi-Utilities — 0.2%
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (f) (g) (i)	5,240	5,229
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (i)	15,875	15,961
Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029 (h)	2,800	2,610
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (i)	10,047	10,163
		33,963
Oil, Gas & Consumable Fuels — 2.9%
AI Candelaria -spain- SA (Colombia) 5.75%, 6/15/2033 (c)	3,974	3,565
Antero Midstream Partners LP
5.75%, 1/15/2028 (c)	5,174	5,176

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.38%, 6/15/2029 (c)	10,239	10,232
5.75%, 10/15/2033 (c)	2,252	2,228
Ascent Resources Utica Holdings LLC
6.63%, 10/15/2032 (c)	3,970	4,074
6.63%, 7/15/2033 (c)	2,390	2,449
Azule Energy Finance plc (Angola) 8.13%, 1/23/2030 (h)	1,000	1,021
Blue Racer Midstream LLC
7.00%, 7/15/2029 (c)	2,230	2,293
7.25%, 7/15/2032 (c)	1,795	1,866
Buckeye Partners LP
3.95%, 12/1/2026	3,120	3,102
4.50%, 3/1/2028 (c)	8,127	8,041
6.75%, 2/1/2030 (c)	4,763	4,933
Caturus Energy LLC 7.13%, 5/15/2031 (c)	1,445	1,443
Chord Energy Corp.
6.00%, 10/1/2030 (c)	4,256	4,309
6.75%, 3/15/2033 (c)	3,496	3,589
CNX Resources Corp. 5.88%, 3/1/2034 (c)	1,870	1,841
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (c)	5,590	5,748
Comstock Resources, Inc.
6.75%, 3/1/2029 (c)	14,136	13,889
5.88%, 1/15/2030 (c)	6,075	5,742
Crescent Energy Finance LLC
9.75%, 10/15/2030 (c)	2,055	2,190
7.88%, 4/15/2032 (c)	2,624	2,689
7.38%, 1/15/2033 (c)	2,645	2,688
8.38%, 1/15/2034 (c)	2,351	2,466
Diversified Gas & Oil Corp. 9.75%, 4/9/2029 (h)	28,000	28,346
DT Midstream, Inc. 4.38%, 6/15/2031 (c)	5,485	5,309
Ecopetrol SA (Colombia)
8.88%, 1/13/2033	5,025	5,309
8.38%, 1/19/2036	974	999
5.88%, 5/28/2045	3,645	2,742
Energy Transfer LP
5.35%, 5/15/2045	740	675
5.30%, 4/15/2047	430	387
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (i)	7,633	7,696
Esentia Energy Development SAB de CV (Mexico) 6.50%, 7/30/2038 (c)	1,314	1,302
Expand Energy Corp.
5.38%, 3/15/2030	5,996	6,049
4.75%, 2/1/2032	1,124	1,103
FS Luxembourg SARL (Brazil)
8.88%, 2/12/2031 (c)	2,753	2,836
8.63%, 6/25/2033 (c)	2,510	2,491
Genesis Energy LP
8.25%, 1/15/2029	1,217	1,263
7.88%, 5/15/2032	1,757	1,827

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
8.00%, 5/15/2033	1,241	1,302
6.75%, 3/15/2034	1,940	1,947
Greenko Wind Projects Mauritius Ltd. (India) 7.25%, 9/27/2028 (h)	1,379	1,394
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (c)	3,554	3,646
Harvest Midstream I LP 6.75%, 5/15/2034 (c)	1,282	1,316
Hess Midstream Operations LP
5.88%, 3/1/2028 (c)	1,131	1,142
5.13%, 6/15/2028 (c)	4,610	4,602
4.25%, 2/15/2030 (c)	5	5
Hilcorp Energy I LP 6.25%, 4/15/2032 (c)	3,175	3,127
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (c)	2,365	2,445
6.63%, 1/15/2034 (c)	5,228	5,290
Infinity Natural Resources LLC 7.63%, 4/1/2031 (c)	1,099	1,110
Kinetik Holdings LP 5.88%, 6/15/2030 (c)	9,464	9,511
Matador Resources Co.
6.25%, 4/15/2033 (c)	8,093	8,138
6.00%, 4/15/2034 (c)	1,899	1,876
NGL Energy Operating LLC
8.13%, 2/15/2029 (c)	2,728	2,835
8.38%, 2/15/2032 (c)	3,476	3,652
NuStar Logistics LP
5.63%, 4/28/2027	6,497	6,517
6.38%, 10/1/2030	2,649	2,750
Permian Resources Operating LLC
5.88%, 7/1/2029 (c)	2,585	2,588
9.88%, 7/15/2031 (c)	9,552	10,080
6.25%, 2/1/2033 (c)	3,103	3,188
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (h)	7,068	6,856
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (c)	3,110	2,255
Petroleos Mexicanos (Mexico)
5.95%, 1/28/2031	14,950	14,758
6.70%, 2/16/2032	13,500	13,595
10.00%, 2/7/2033	10,105	11,868
6.38%, 1/23/2045	6,548	5,480
6.75%, 9/21/2047	5,100	4,294
7.69%, 1/23/2050	28,350	25,955
6.95%, 1/28/2060	10,150	8,420
Range Resources Corp. 4.75%, 2/15/2030 (c)	1,250	1,223
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (c)	2,578	2,681
SM Energy Co.
6.75%, 9/15/2026	2,864	2,864
6.63%, 1/15/2027	9,035	9,047
6.50%, 7/15/2028	5	5
6.75%, 8/1/2029 (c)	3,201	3,282
8.63%, 11/1/2030 (c)	7,883	8,334
8.75%, 7/1/2031 (c)	5,852	6,126

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
7.00%, 8/1/2032 (c)	2,745	2,812
9.63%, 6/15/2033 (c)	1,655	1,842
6.63%, 4/15/2034 (c)	2,773	2,788
Sonangol Finance Ltd. (Angola) 10.00%, 1/29/2031 (c)	2,550	2,627
Sunoco LP
7.00%, 5/1/2029 (c)	2,050	2,116
4.50%, 5/15/2029	4,534	4,443
5.63%, 3/15/2031 (c)	2,525	2,528
5.38%, 7/15/2031 (c)	1,940	1,931
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (c)	2,899	2,899
6.00%, 12/31/2030 (c)	6,060	6,097
6.00%, 9/1/2031 (c)	2,930	2,931
6.75%, 3/15/2034 (c)	3,802	3,885
TransCanada PipeLines Ltd. (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 6.13%, 10/17/2056 (i)	3,180	3,203
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.38%, 10/17/2056 (i)	3,495	3,529
Transcanada Trust (Canada)
(3-MONTH CME TERM SOFR + 4.42%), 5.50%, 9/15/2079 (i)	4,594	4,571
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.99%), 5.60%, 3/7/2082 (i)	9,194	9,102
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (c)	2,500	2,431
Venture Global Calcasieu Pass LLC
4.13%, 8/15/2031 (c)	2,825	2,651
3.88%, 11/1/2033 (c)	5,140	4,582
6.00%, 5/1/2036 (c)	661	668
Venture Global LNG, Inc.
8.13%, 6/1/2028 (c)	5,974	6,107
9.50%, 2/1/2029 (c)	4,248	4,625
9.88%, 2/1/2032 (c)	16,040	17,150
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (c)	2,908	2,987
6.50%, 1/15/2034 (c)	9,159	9,576
6.50%, 6/15/2034 (c)	2,048	2,137
6.75%, 1/15/2036 (c)	3,388	3,593
		483,223
Passenger Airlines — 0.1%
American Airlines, Inc. 5.75%, 4/20/2029 (c)	11,106	11,094
JetBlue Airways Corp. 9.88%, 9/20/2031 (c)	8,283	7,619
United Airlines Holdings, Inc. 4.88%, 3/1/2029	2,555	2,521
		21,234
Personal Care Products — 0.2%
Edgewell Personal Care Co.
5.50%, 6/1/2028 (c)	16,770	16,711
4.13%, 4/1/2029 (c)	3,838	3,668

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Personal Care Products — continued
Prestige Brands, Inc.
5.13%, 1/15/2028 (c)	5,243	5,224
3.75%, 4/1/2031 (c)	3,755	3,446
		29,049
Pharmaceuticals — 0.3%
1261229 BC Ltd. 10.00%, 4/15/2032 (c)	9,083	9,299
Bausch Health Cos., Inc. (Canada)
4.88%, 6/1/2028 (c)	3,390	3,135
5.00%, 2/15/2029 (c)	9,902	6,855
Elanco Animal Health, Inc. 6.40%, 8/28/2028 (j)	6,832	7,010
Endo Finance Holdings LP 8.50%, 4/15/2031 (c)	1,521	1,621
Organon & Co.
4.13%, 4/30/2028 (c)	12,442	12,290
5.13%, 4/30/2031 (c)	11,300	11,201
		51,411
Professional Services — 0.2%
Science Applications International Corp. 5.88%, 11/1/2033 (c)	1,621	1,600
Triad Resources LLC 0.00%, 4/1/2052 ‡	23,815	24,649
		26,249
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (c)	2,812	2,775
5.25%, 4/15/2030 (c)	900	864
9.75%, 4/15/2030 (c)	3,130	3,372
		7,011
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 5.88%, 10/1/2033 (c)	5,768	5,795
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (c)	1,391	1,476
Entegris, Inc.
4.38%, 4/15/2028 (c)	4,053	3,996
4.75%, 4/15/2029 (c)	10,250	10,183
3.63%, 5/1/2029 (c)	1,001	956
5.95%, 6/15/2030 (c)	6,435	6,502
Kioxia Holdings Corp. (Japan)
6.25%, 7/24/2030 (c)	6,198	6,381
6.63%, 7/24/2033 (c)	2,850	2,988
ON Semiconductor Corp. 3.88%, 9/1/2028 (c)	10,671	10,411
Qnity Electronics, Inc.
5.75%, 8/15/2032 (c)	6,277	6,318
6.25%, 8/15/2033 (c)	3,761	3,835
		58,841
Software — 0.3%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (c)	5,415	5,220
Fair Isaac Corp. 6.00%, 5/15/2033 (c)	2,019	2,000

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
NCR Voyix Corp.
5.00%, 10/1/2028 (c)	6,644	6,530
5.13%, 4/15/2029 (c)	1,416	1,386
OAK-Eagle Acquireco, Inc.
7.25%, 7/1/2033 (c)	5,559	5,797
8.75%, 7/1/2034 (c)	3,607	3,812
RingCentral, Inc. 8.50%, 8/15/2030 (c)	4,475	4,692
SS&C Technologies, Inc.
5.50%, 9/30/2027 (c)	20,558	20,560
6.50%, 6/1/2032 (c)	1,565	1,579
		51,576
Specialized REITs — 0.1%
Iron Mountain, Inc.
5.25%, 3/15/2028 (c)	3,147	3,147
5.00%, 7/15/2028 (c)	4,177	4,166
5.25%, 7/15/2030 (c)	3,030	2,997
6.25%, 1/15/2033 (c)	499	507
Millrose Properties, Inc.
6.38%, 8/1/2030 (c)	3,716	3,767
6.25%, 9/15/2032 (c)	1,748	1,756
		16,340
Specialty Retail — 0.4%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	5,555	5,516
4.63%, 11/15/2029 (c)	1,663	1,615
4.75%, 3/1/2030	4,091	3,981
Bath & Body Works, Inc.
7.50%, 6/15/2029	4,184	4,247
6.75%, 7/1/2036	4,685	4,623
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (k)	1,155	—
Gap, Inc. (The) 3.63%, 10/1/2029 (c)	2,605	2,439
Lithia Motors, Inc.
3.88%, 6/1/2029 (c)	11,447	10,972
5.50%, 10/1/2030 (c)	2,413	2,392
Penske Automotive Group, Inc. 3.75%, 6/15/2029	6,591	6,317
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (c)	1,163	1,165
PetSmart LLC 7.50%, 9/15/2032 (c)	6,728	6,779
Sonic Automotive, Inc. 4.63%, 11/15/2029 (c)	12,752	12,500
Staples, Inc.
10.75%, 9/1/2029 (c)	11,205	10,660
12.75%, 1/15/2030 (c)	2,895	2,216
		75,422
Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (c)	2,639	2,761
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029 (c)	4,455	4,367

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
3.13%, 7/15/2029 (c)	5,160	4,725
8.25%, 12/15/2029 (c)	3,725	3,882
8.50%, 7/15/2031 (c)	812	849
Xerox Corp. 10.25%, 10/15/2030 (c)	1,775	1,554
Xerox Holdings Corp.
5.50%, 8/15/2028 (c)	4,240	2,459
8.88%, 11/30/2029 (c)	3,105	1,397
		21,994
Tobacco — 0.0% ^
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	1,360	1,339
Trading Companies & Distributors — 0.3%
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (c)	12,765	13,245
8.63%, 5/15/2032 (c)	1,015	1,067
Herc Holdings, Inc. 7.00%, 6/15/2030 (c)	2,193	2,279
QXO Building Products, Inc. 6.75%, 4/30/2032 (c)	5,465	5,568
United Rentals North America, Inc.
4.88%, 1/15/2028	10,220	10,222
5.38%, 11/15/2033 (c)	2,729	2,695
6.13%, 3/15/2034 (c)	3,720	3,818
WESCO Distribution, Inc.
7.25%, 6/15/2028 (c)	6,726	6,738
6.38%, 3/15/2029 (c)	6,044	6,179
5.25%, 4/15/2031 (c)	1,512	1,498
6.63%, 3/15/2032 (c)	3,560	3,672
6.38%, 3/15/2033 (c)	1,886	1,938
		58,919
Wireless Telecommunication Services — 0.1%
Altice France Lux 3 (Luxembourg) 10.00%, 1/15/2033 (c)	2,311	2,253
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (c)	2,105	2,223
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (c)	5,820	6,037
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	1,425	898
SES AMERICOM, Inc. (Luxembourg) 5.30%, 3/25/2044 (c)	110	85
Vodafone Group plc (United Kingdom) (USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (i)	3,300	3,418
		14,914
Total Corporate Bonds (Cost $3,730,861)		3,732,569
Commercial Mortgage-Backed Securities — 22.1%
20 Times Square Trust Series 2018-20TS, Class F, 3.10%, 5/15/2035 (a) (c)	600	510
Acrc (France) 5.25%, 11/15/2026 ‡ (c)	21,000	20,465
BAML RCAP Frn 8.00%, 10/25/2027 ‡	7,070	7,070
BANK
Series 2017-BNK4, Class C, 4.37%, 5/15/2050 (a)	2,112	1,872
Series 2019-BN16, Class D, 3.00%, 2/15/2052 (c)	8,795	6,976
Series 2019-BN16, Class F, 3.67%, 2/15/2052 (a) (c)	3,000	1,197

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-BN17, Class D, 3.00%, 4/15/2052 (c)	2,800	2,422
Series 2019-BN21, Class E, 2.50%, 10/17/2052 (c)	8,600	5,959
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (c)	2,841	1,672
Series 2019-BN23, Class XA, IO, 0.68%, 12/15/2052 (a)	37,989	749
Series 2020-BN29, Class D, 2.50%, 11/15/2053 (c)	5,000	3,905
Series 2020-BN29, Class E, 2.50%, 11/15/2053 (c)	3,500	2,574
Series 2020-BN30, Class D, 2.50%, 12/15/2053 (a) (c)	5,231	4,069
Series 2020-BN30, Class E, 2.50%, 12/15/2053 (a) (c)	4,145	3,021
Series 2017-BNK9, Class D, 2.80%, 11/15/2054 (c)	2,149	1,376
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (a) (c)	1,000	905
Series 2017-BNK5, Class C, 4.20%, 6/15/2060 (a)	2,050	1,973
Series 2017-BNK6, Class D, 3.10%, 7/15/2060 (c)	5,155	4,240
Series 2018-BN14, Class XB, IO, 0.09%, 9/15/2060 (a)	132,263	263
Series 2017-BNK7, Class D, 2.71%, 9/15/2060 (c)	3,000	2,449
Series 2018-BN14, Class F, 3.94%, 9/15/2060 (c)	1,000	549
Series 2018-BN10, Class D, 2.60%, 2/15/2061 (c)	1,500	1,291
Series 2018-BN12, Class D, 3.00%, 5/15/2061 (c)	1,250	1,009
Series 2018-BN13, Class D, 3.00%, 8/15/2061 (c)	2,000	1,544
Series 2019-BN19, Class C, 4.03%, 8/15/2061 (a)	2,500	1,855
Series 2018-BN15, Class E, 3.00%, 11/15/2061 (c)	2,000	1,572
Series 2019-BN18, Class E, 3.00%, 5/15/2062 (c)	2,150	1,261
Series 2019-BN20, Class XA, IO, 0.80%, 9/15/2062 (a)	48,112	1,076
Series 2019-BN20, Class D, 2.50%, 9/15/2062 (c)	6,721	3,984
Series 2019-BN20, Class E, 2.50%, 9/15/2062 (c)	8,600	4,582
Series 2019-BN24, Class XA, IO, 0.63%, 11/15/2062 (a)	97,410	1,925
Series 2019-BN22, Class D, 2.50%, 11/15/2062 (c)	4,250	3,233
Series 2019-BN24, Class D, 2.50%, 11/15/2062 (c)	7,380	5,881
Series 2020-BN25, Class E, 2.50%, 1/15/2063 (c)	4,250	3,010
Series 2020-BN26, Class D, 2.50%, 3/15/2063 (c)	3,250	2,409
Series 2020-BN26, Class E, 2.50%, 3/15/2063 (c)	5,520	3,754
Series 2020-BN26, Class AS, 2.69%, 3/15/2063	7,278	6,565
Series 2021-BN33, Class D, 2.50%, 5/15/2064 (c)	3,700	2,675
Series 2021-BN33, Class E, 2.50%, 5/15/2064 (c)	3,850	2,590
Series 2021-BN35, Class XB, IO, 0.60%, 6/15/2064 (a)	40,000	1,111
Series 2021-BN35, Class E, 2.50%, 6/15/2064 (a) (c)	5,300	3,658
BANK5
Series 2023-5YR1, Class A3, 6.26%, 4/15/2056 (a)	26,446	27,019
Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	19,614	20,112
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	6,665	6,888
Barclays Commercial Mortgage Trust Series 2019-C4, Class D, 3.25%, 8/15/2052 (c)	8,451	5,510
BBCMS Mortgage Trust
Series 2018-TALL, Class E, 6.26%, 3/15/2037 (a) (c)	6,000	4,915
Series 2017-C1, Class D, 3.54%, 2/15/2050 (a) (c)	1,000	742
Series 2021-C11, Class XB, IO, 0.95%, 9/15/2054 (a)	30,040	1,367
Series 2021-C11, Class XA, IO, 1.33%, 9/15/2054 (a)	154,132	7,185
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (a)	7,100	7,722
Series 2023-5C23, Class A3, 6.68%, 12/15/2056 (a)	15,110	15,731
Series 2026-5C41, Class XA, IO, 1.38%, 5/15/2069 (a)	32,571	1,646

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 (c)	2,000	765
Series 2018-B1, Class C, 4.20%, 1/15/2051 (a)	5,140	4,229
Series 2018-B2, Class XA, IO, 0.43%, 2/15/2051 (a)	31,851	163
Series 2018-B3, Class C, 4.54%, 4/10/2051 (a)	1,989	1,701
Series 2018-B8, Class D, 3.00%, 1/15/2052 (c)	3,050	2,307
Series 2019-B9, Class D, 3.00%, 3/15/2052 (c)	2,000	1,354
Series 2019-B9, Class F, 3.74%, 3/15/2052 (a) (c)	6,000	2,697
Series 2019-B9, Class C, 4.97%, 3/15/2052 (a)	2,640	2,297
Series 2019-B11, Class D, 3.00%, 5/15/2052 (c)	1,900	993
Series 2020-B16, Class E, 2.50%, 2/15/2053 (c)	7,250	4,964
Series 2020-B21, Class E, 2.00%, 12/17/2053 (c)	2,500	1,397
Series 2024-V7, Class A3, 6.23%, 5/15/2056 (a)	27,131	28,150
Series 2023-V3, Class A3, 6.36%, 7/15/2056 (a)	278	286
Series 2024-V5, Class A3, 5.81%, 1/10/2057	4,133	4,237
Series 2024-V9, Class A3, 5.60%, 8/15/2057	15,500	15,849
Series 2026-V20, Class XA, IO, 1.22%, 2/15/2059 (a)	19,993	1,014
Series 2026-V21, Class XA, IO, 1.43%, 3/15/2059 (a)	95,759	5,765
Series 2019-B14, Class E, 2.50%, 12/15/2062 (c)	3,000	1,086
Series 2026-B43, Class XB, IO, 0.69%, 4/15/2063 (a)	51,800	2,145
Series 2026-B43, Class XA, IO, 1.24%, 4/15/2063 (a)	35,000	2,473
Series 2019-B15, Class E, 2.75%, 12/15/2072 (c)	9,150	5,364
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A, 5.48%, 8/15/2042 (a) (c)	21,450	21,477
BMARK Series 2023-V4, Class A3, 6.84%, 11/15/2056 (a)	28,900	30,043
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 3AB, PO, 5/25/2052 ‡ (c)	10,499	9,268
Series 2019-FRR1, Class 4A, PO, 5/25/2052 ‡ (c)	5,000	4,335
BMO Mortgage Trust
Series 2022-C1, Class XA, IO, 0.46%, 2/17/2055 (a)	78,269	1,542
Series 2023-C5, Class A5, 5.77%, 6/15/2056	17,900	18,487
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (a)	39,786	40,970
Series 2023-5C2, Class A3, 7.05%, 11/15/2056 (a)	27,530	28,854
Series 2023-C7, Class A5, 6.16%, 12/15/2056	10,900	11,518
Series 2024-5C3, Class A3, 5.74%, 2/15/2057	18,530	18,918
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (a)	24,700	25,789
Series 2024-C9, Class XA, IO, 0.86%, 7/15/2057 (a)	79,974	4,719
Series 2024-C9, Class A5, 5.76%, 7/15/2057	10,710	11,184
Series 2024-5C6, Class A3, 5.32%, 9/15/2057	10,200	10,344
Series 2024-C10, Class XA, IO, 0.62%, 11/15/2057 (a)	379,460	17,896
Series 2024-5C7, Class XA, IO, 0.93%, 11/15/2057 (a) (c)	91,944	2,584
Series 2024-5C7, Class A3, 5.57%, 11/15/2057 (a)	7,000	7,155
Series 2024-5C7, Class AS, 5.89%, 11/15/2057 (a)	1,550	1,565
Series 2025-5C11, Class XA, IO, 1.11%, 7/15/2058 (a)	48,244	1,977
Series 2026-C14, Class XA, IO, 1.13%, 2/15/2059 (a)	48,761	3,861
BX Commercial Mortgage Trust
Series 2024-MF, Class A, 5.07%, 2/15/2039 (a) (c)	7,943	7,952
Series 2024-MF, Class B, 5.32%, 2/15/2039 (a) (c)	3,223	3,230

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
BX Mortgage Trust
Series 2025-BIO3, Class C, 6.96%, 2/10/2042 (a) (c)	15,700	15,682
Series 2025-BIO3, Class D, 6.96%, 2/10/2042 (a) (c)	7,900	7,845
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class E, 2.50%, 11/15/2052 (c)	2,300	1,657
Series 2019-CF3, Class C, 3.58%, 1/15/2053 (a)	3,062	2,279
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (c)	6,970	5,563
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (c)	8,000	6,488
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (c)	14,000	10,722
Series 2021-FRR1, Class BK58, 2.37%, 9/29/2029 (a) (c)	11,000	10,803
CD Mortgage Trust
Series 2016-CD1, Class C, 3.63%, 8/10/2049 (a)	3,000	1,664
Series 2017-CD3, Class D, 3.25%, 2/10/2050 (c)	485	28
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	1,725	1,696
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (c)	6,000	4,586
Series 2017-CD5, Class D, 3.35%, 8/15/2050 (c)	266	249
Series 2017-CD6, Class C, 4.27%, 11/13/2050 (a)	914	859
Series 2018-CD7, Class D, 3.09%, 8/15/2051 (a) (c)	1,629	1,376
Series 2018-CD7, Class C, 4.84%, 8/15/2051 (a)	2,700	2,516
Series 2019-CD8, Class XB, IO, 0.69%, 8/15/2057 (a) (c)	78,512	1,549
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (c)	1,910	1,136
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class C, 4.28%, 11/10/2049 (a)	800	683
Series 2016-C6, Class D, 4.28%, 11/10/2049 (a) (c)	1,900	1,465
CGMS Commercial Mortgage Trust
Series 2017-B1, Class D, 3.00%, 8/15/2050 (c)	4,359	3,912
Series 2017-B1, Class E, 3.30%, 8/15/2050 (a) (c)	809	615
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class D, 3.55%, 10/10/2047 (c)	3,750	1,613
Series 2015-GC29, Class D, 3.11%, 4/10/2048 (c)	8,955	5,910
Series 2015-GC31, Class D, 3.69%, 6/10/2048 (a)	3,800	242
Series 2015-P1, Class D, 3.23%, 9/15/2048 (c)	28	28
Series 2016-GC36, Class B, 4.65%, 2/10/2049 (a)	2,500	2,380
Series 2016-GC36, Class C, 4.65%, 2/10/2049 (a)	1,000	878
Series 2016-P3, Class B, 4.27%, 4/15/2049 (a)	1,200	1,172
Series 2016-C2, Class D, 3.25%, 8/10/2049 (a) (c)	1,500	1,443
Series 2016-C3, Class D, 3.00%, 11/15/2049 (c)	1,500	1,179
Series 2016-P6, Class D, 3.25%, 12/10/2049 (c)	2,000	1,474
Series 2017-C4, Class D, 3.00%, 10/12/2050 (c)	5,453	4,874
Series 2019-GC43, Class E, 3.00%, 11/10/2052 (c)	9,287	4,358
Series 2020-GC46, Class E, 2.60%, 2/15/2053 (c)	4,500	2,517
Series 2015-GC33, Class D, 3.17%, 9/10/2058	9,000	5,400
Series 2015-GC33, Class E, 4.34%, 9/10/2058 (a) (c)	4,330	1,948
COMM Mortgage Trust
Series 2024-CBM, Class A1, 5.66%, 12/10/2041 (a) (c)	1,918	1,908
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (a) (c)	5,484	5,487
Series 2024-CBM, Class B, 6.51%, 12/10/2041 (a) (c)	5,976	6,046

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-COR3, Class B, 4.52%, 5/10/2051 (a)	2,000	1,729
Commercial Mortgage Trust
Series 2014-CR14, Class C, 3.19%, 2/10/2047 (a)	1,000	978
Series 2014-UBS2, Class D, 4.80%, 3/10/2047 (a) (c)	435	192
Series 2014-CR19, Class E, 3.95%, 8/10/2047 (a) (c)	3,246	3,179
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 (c)	4,760	3,092
Series 2014-CR20, Class D, 3.22%, 11/10/2047 (c)	3,296	2,093
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (c)	3,000	2,812
Series 2015-CR22, Class D, 3.69%, 3/10/2048 (a) (c)	5,774	4,264
Series 2015-LC21, Class E, 3.25%, 7/10/2048 (c)	3,000	1,957
Series 2015-LC21, Class D, 4.24%, 7/10/2048 (a)	4,200	3,957
Series 2015-CR25, Class D, 3.08%, 8/10/2048 (a)	93	91
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (a)	1,458	1,341
Series 2015-CR27, Class D, 3.52%, 10/10/2048 (a) (c)	2,072	1,803
Series 2015-LC23, Class D, 3.68%, 10/10/2048 (a) (c)	2,000	1,718
Series 2015-LC23, Class E, 3.68%, 10/10/2048 (a) (c)	3,500	2,835
Series 2016-CR28, Class E, 4.08%, 2/10/2049 (a) (c)	3,588	2,843
Series 2016-DC2, Class C, 4.61%, 2/10/2049 (a)	2,500	2,457
Series 2016-COR1, Class XB, IO, 0.36%, 10/10/2049 (a) (c)	27,554	1
Series 2016-COR1, Class C, 4.26%, 10/10/2049 (a)	1,000	866
Series 2013-CR11, Class D, 4.47%, 8/10/2050 (a) (c)	2,436	2,363
Series 2018-COR3, Class D, 2.81%, 5/10/2051 (a) (c)	3,250	1,272
Series 2019-GC44, Class E, 2.50%, 8/15/2057 (c)	8,493	5,761
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class D, 3.20%, 8/15/2048 (a)	1,750	1,358
Series 2015-C3, Class C, 4.20%, 8/15/2048 (a)	1,023	989
Series 2016-C5, Class D, 3.40%, 11/15/2048 (a) (c)	2,750	2,585
Series 2016-C6, Class D, 4.75%, 1/15/2049 (a) (c)	6,259	5,319
Series 2015-C1, Class D, 3.27%, 4/15/2050 (a) (c)	5,241	4,258
Series 2017-CX9, Class D, 4.03%, 9/15/2050 (a) (c)	1,000	752
Series 2017-CX10, Class AS, 3.67%, 11/15/2050 (a)	7,000	6,748
Series 2018-CX11, Class C, 4.79%, 4/15/2051 (a)	6,734	6,190
Series 2018-C14, Class C, 4.88%, 11/15/2051 (a)	5,545	5,025
Series 2018-C14, Class D, 4.88%, 11/15/2051 (a) (c)	2,000	1,426
Series 2019-C16, Class XA, IO, 1.53%, 6/15/2052 (a)	69,036	2,497
Series 2019-C17, Class D, 2.50%, 9/15/2052 (c)	5,500	3,099
Series 2019-C18, Class XB, IO, 0.16%, 12/15/2052 (a)	61,932	348
Series 2019-C18, Class XA, IO, 0.99%, 12/15/2052 (a)	44,590	1,208
Series 2020-C19, Class D, 2.50%, 3/15/2053 (c)	4,450	1,672
Series 2021-C20, Class E, 2.25%, 3/15/2054 (c)	5,659	3,746
Series 2015-C2, Class C, 4.18%, 6/15/2057 (a)	1,146	1,095
Series 2015-C2, Class D, 4.18%, 6/15/2057 (a)	4,775	4,193
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (c)	12,636	10,618
DBGS Mortgage Trust Series 2018-C1, Class D, 2.87%, 10/15/2051 (a) (c)	1,000	750
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.41%, 8/10/2049 (a) (c)	2,950	1,831
Series 2016-C3, Class E, 4.16%, 8/10/2049 (a) (c)	1,250	501
Series 2017-C6, Class D, 3.19%, 6/10/2050 (a) (c)	1,800	1,491

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
ELM Trust Series 2024-ELM, Class C10, 6.19%, 6/10/2039 (a) (c)	12,915	12,896
FHLMC
Series 2025-MN11, Class M1, 5.26%, 7/25/2045 (a) (c)	5,974	5,966
Series 2025-MN11, Class M2, 6.26%, 7/25/2045 (a) (c)	2,000	1,987
FHLMC MSCR Trust
Series 2021-MN2, Class M2, 6.96%, 7/25/2041 (a) (c)	11,336	11,336
Series 2021-MN2, Class B1, 9.11%, 7/25/2041 (a) (c)	2,000	2,000
Series 2023-MN7, Class M1, 7.21%, 9/25/2043 (a) (c)	2,820	2,824
Series 2023-MN7, Class M2, 9.31%, 9/25/2043 (a) (c)	10,000	10,680
Series 2023-MN7, Class B1, 12.46%, 9/25/2043 (a) (c)	11,000	12,680
Series 2024-MN8, Class M1, 6.46%, 5/25/2044 (a) (c)	3,847	3,869
Series 2024-MN8, Class M2, 7.86%, 5/25/2044 (a) (c)	12,025	12,548
Series 2024-MN8, Class B1, 10.96%, 5/25/2044 (a) (c)	8,300	9,549
Series 2024-MN9, Class M1, 6.06%, 10/25/2044 (a) (c)	1,991	2,006
Series 2024-MN9, Class M2, 6.86%, 10/25/2044 (a) (c)	8,900	9,025
Series 2024-MN9, Class B1, 9.61%, 10/25/2044 (a) (c)	2,000	2,079
Series 2025-MN10, Class M1, 5.66%, 2/25/2045 (a) (c)	11,317	11,222
Series 2025-MN10, Class M2, 6.46%, 2/25/2045 (a) (c)	9,700	9,733
Series 2025-MN10, Class B1, 8.56%, 2/25/2045 (a) (c)	820	836
Series 2025-MN11, Class B1, 8.01%, 7/25/2045 (a) (c)	6,300	6,286
Series 2025-MN12, Class B1, 8.11%, 11/25/2045 (a) (c)	4,370	4,403
Series 2026-MN13, Class M2, 6.56%, 3/25/2046 (a) (c)	14,300	14,333
Series 2021-MN1, Class M1, 5.61%, 1/25/2051 (a) (c)	145	145
Series 2021-MN1, Class M2, 7.36%, 1/25/2051 (a) (c)	14,640	15,158
Series 2021-MN1, Class B1, 11.36%, 1/25/2051 (a) (c)	2,100	2,303
Series 2021-MN3, Class M2, 7.61%, 11/25/2051 (a) (c)	18,800	19,421
Series 2021-MN3, Class B1, 10.46%, 11/25/2051 (a) (c)	3,500	3,700
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.49%, 2/25/2040 (a) (c)	54,203	5,469
FHLMC, Multi-Class Certificates
Series 2020-RR11, Class BX, IO, 2.52%, 12/27/2028 (a)	13,019	289
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	38,620	1,691
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (a)	31,381	3,821
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (a)	40,000	2,451
Series 2023-RR21, Class X, IO, 3.39%, 4/27/2036 (a)	186,283	35,803
Series 2021-P011, Class X1, IO, 1.74%, 9/25/2045 (a)	9,361	955
FHLMC, Multi-Family Structured Credit Risk Series 2022-MN4, Class M2, 10.11%, 5/25/2052 (a) (c)	2,000	2,192
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K734, Class X3, IO, 4.10%, 7/25/2026 (a)	6,517	1
Series KC04, Class X1, IO, 1.27%, 12/25/2026 (a)	20,589	135
Series K064, Class X3, IO, 2.14%, 5/25/2027 (a)	18,830	341
Series KC05, Class X1, IO, 1.12%, 6/25/2027 (a)	91,242	718
Series K740, Class X1, IO, 0.72%, 9/25/2027 (a)	111,836	792
Series K742, Class X1, IO, 0.60%, 3/25/2028 (a)	21,407	192
Series K742, Class X3, IO, 2.65%, 4/25/2028 (a)	16,000	724
Series K743, Class X1, IO, 0.90%, 5/25/2028 (a)	3,891	60
Series K075, Class X3, IO, 2.12%, 5/25/2028 (a)	5,471	176
Series K080, Class X1, IO, 0.11%, 7/25/2028 (a)	136,173	406
Series K084, Class X3, IO, 2.24%, 11/25/2028 (a)	19,450	987

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K091, Class X1, IO, 0.56%, 3/25/2029 (a)	8,765	125
Series K749, Class XAM, IO, 0.22%, 4/25/2029 (a)	100,000	729
Series KW09, Class X1, IO, 0.76%, 5/25/2029 (a)	117,285	2,231
Series K095, Class XAM, IO, 1.23%, 6/25/2029 (a)	9,000	326
Series K528, Class X1, IO, 0.82%, 7/25/2029 (a)	67,000	1,603
Series KG02, Class X1, IO, 1.01%, 8/25/2029 (a)	23,430	560
Series K100, Class X1, IO, 0.64%, 9/25/2029 (a)	226,224	4,152
Series K101, Class X3, IO, 1.89%, 10/25/2029 (a)	81,000	4,704
Series K090, Class X3, IO, 2.31%, 10/25/2029 (a)	147,080	9,122
Series K104, Class X1, IO, 1.10%, 1/25/2030 (a)	6,552	225
Series K105, Class X1, IO, 1.51%, 1/25/2030 (a)	63,387	2,961
Series K107, Class X1, IO, 1.58%, 1/25/2030 (a)	182,678	9,027
Series K537, Class X1, IO, 0.10%, 2/25/2030 (a)	296,389	1,604
Series K109, Class X1, IO, 1.56%, 4/25/2030 (a)	38,506	1,957
Series K110, Class X1, IO, 1.64%, 4/25/2030 (a)	123,231	6,386
Series K117, Class X1, IO, 1.21%, 8/25/2030 (a)	86,003	3,625
Series K119, Class X1, IO, 0.91%, 9/25/2030 (a)	33,970	1,119
Series K122, Class X1, IO, 0.86%, 11/25/2030 (a)	36,430	1,172
Series K124, Class X1, IO, 0.71%, 12/25/2030 (a)	64,833	1,767
Series K123, Class X1, IO, 0.76%, 12/25/2030 (a)	12,423	352
Series K124, Class XAM, IO, 0.93%, 1/25/2031 (a)	17,689	674
Series K128, Class X1, IO, 0.51%, 3/25/2031 (a)	94,592	1,876
Series K129, Class X3, IO, 3.16%, 5/25/2031 (a)	26,500	3,518
Series K130, Class X1, IO, 1.03%, 6/25/2031 (a)	29,732	1,279
Series K131, Class X1, IO, 0.72%, 7/25/2031 (a)	18,816	598
Series K131, Class X3, IO, 2.95%, 9/25/2031 (a)	19,369	2,477
Series KG06, Class X1, IO, 0.53%, 10/25/2031 (a)	55,964	1,311
Series K136, Class X1, IO, 0.39%, 12/25/2031 (a)	98,374	1,484
Series K140, Class X1, IO, 0.29%, 1/25/2032 (a)	169,603	2,583
Series K-150, Class X1, IO, 0.31%, 9/25/2032 (a)	24,914	485
Series K-154, Class X1, IO, 0.35%, 1/25/2033 (a)	10,890	249
Series K-161, Class X3, IO, 5.48%, 11/25/2033 (a)	8,038	2,502
Series KX04, Class XFX, IO, 1.33%, 1/25/2034 (a)	49,911	1,546
Series K-1514, Class X1, IO, 0.58%, 10/25/2034 (a)	48,946	1,764
Series K-1512, Class X3, IO, 3.15%, 10/25/2034 (a)	7,134	1,436
Series K-1515, Class X1, IO, 1.50%, 2/25/2035 (a)	19,628	1,787
Series Q012, Class X, IO, 3.94%, 9/25/2035 (a)	25,248	3,501
Series K-1518, Class X1, IO, 0.85%, 10/25/2035 (a)	14,462	812
Series K-1521, Class X1, IO, 0.98%, 8/25/2036 (a)	17,750	1,279
Series K-1510, Class X3, IO, 3.40%, 1/25/2037 (a)	200	40
Series K-1513, Class X3, IO, 2.93%, 12/25/2037 (a)	12,475	2,321
Series K-1515, Class X3, IO, 3.68%, 3/25/2038 (a)	6,000	1,453
Series K-1516, Class X3, IO, 3.46%, 10/25/2038 (a)	2,500	593
Series K-1521, Class X3, IO, 3.35%, 9/25/2039 (a)	10,834	2,678
Series K067, Class X3, IO, 2.12%, 9/25/2044 (a)	91,000	2,262
Series K070, Class X3, IO, 2.04%, 12/25/2044 (a)	42,245	1,223
Series K724, Class X3, IO, 3.82%, 12/25/2044 (a)	95	—
Series K065, Class X3, IO, 2.19%, 7/25/2045 (a)	13,000	273

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K066, Class X3, IO, 2.16%, 8/25/2045 (a)	25,000	594
Series K072, Class X3, IO, 2.14%, 12/25/2045 (a)	20,640	667
Series K087, Class X3, IO, 2.27%, 1/25/2046 (a)	87,708	4,579
Series K089, Class X3, IO, 2.30%, 1/25/2046 (a)	132,506	7,637
Series K091, Class X3, IO, 2.28%, 4/25/2046 (a)	81,933	5,309
Series K078, Class X3, IO, 2.21%, 6/25/2046 (a)	2,680	107
Series K079, Class X3, IO, 2.25%, 7/25/2046 (a)	9,000	365
Series K097, Class X3, IO, 2.02%, 9/25/2046 (a)	93,876	5,458
Series K081, Class X3, IO, 2.24%, 9/25/2046 (a)	29,425	1,376
Series K082, Class X3, IO, 2.21%, 10/25/2046 (a)	49,000	2,417
Series K083, Class X3, IO, 2.29%, 11/25/2046 (a)	15,000	783
Series K103, Class X3, IO, 1.85%, 12/25/2046 (a)	80,100	4,594
Series K102, Class X3, IO, 1.89%, 12/25/2046 (a)	69,791	4,235
Series K104, Class X3, IO, 1.89%, 2/25/2047 (a)	45,985	2,877
Series K088, Class X3, IO, 2.35%, 2/25/2047 (a)	94,987	5,491
Series K735, Class X3, IO, 2.16%, 5/25/2047 (a)	1,119	—
Series K093, Class X3, IO, 2.21%, 5/25/2047 (a)	136,528	8,109
Series K092, Class X3, IO, 2.25%, 5/25/2047 (a)	103,000	6,120
Series K094, Class X3, IO, 2.12%, 7/25/2047 (a)	35,331	2,184
Series K095, Class X3, IO, 2.10%, 8/25/2047 (a)	91,253	5,444
Series K736, Class X3, IO, 1.98%, 9/25/2047 (a)	89,230	179
Series K116, Class X3, IO, 3.02%, 9/25/2047 (a)	23,000	2,469
Series K099, Class X3, IO, 1.95%, 10/25/2047 (a)	49,100	2,717
Series K098, Class X3, IO, 2.00%, 10/25/2047 (a)	145,702	8,386
Series K740, Class X3, IO, 2.48%, 11/25/2047 (a)	21,423	647
Series K737, Class X3, IO, 1.78%, 1/25/2048 (a)	74,853	629
Series K106, Class X3, IO, 1.91%, 3/25/2048 (a)	100,622	6,043
Series K105, Class X3, IO, 1.92%, 3/25/2048 (a)	118,746	7,903
Series K111, Class X3, IO, 3.18%, 4/25/2048 (a)	52,234	5,859
Series K108, Class X3, IO, 3.49%, 4/25/2048 (a)	63,492	7,037
Series K738, Class X3, IO, 3.32%, 5/25/2048 (a)	71,537	1,777
Series K109, Class X3, IO, 3.38%, 5/25/2048 (a)	13,770	1,579
Series K110, Class X3, IO, 3.37%, 6/25/2048 (a)	28,200	3,221
Series K112, Class X3, IO, 3.00%, 7/25/2048 (a)	47,630	5,092
Series K114, Class X3, IO, 2.73%, 8/25/2048 (a)	10,750	1,000
Series K119, Class X3, IO, 2.73%, 9/25/2048 (a)	8,000	817
Series K117, Class X3, IO, 2.87%, 10/25/2048 (a)	36,500	3,765
Series K120, Class X3, IO, 2.74%, 11/25/2048 (a)	38,372	3,883
Series K121, Class X3, IO, 2.77%, 11/25/2048 (a)	52,192	5,553
Series K739, Class X3, IO, 2.80%, 11/25/2048 (a)	39,675	1,073
Series K122, Class X3, IO, 2.63%, 1/25/2049 (a)	36,631	3,603
Series K126, Class X3, IO, 2.63%, 1/25/2049 (a)	39,727	4,179
Series K127, Class X3, IO, 2.65%, 3/25/2049 (a)	8,066	845
Series K743, Class X3, IO, 2.95%, 6/25/2049 (a)	5,000	267
Series K147, Class X3, IO, 3.80%, 6/25/2050 (a)	15,000	2,775
Series K096, Class X3, IO, 2.04%, 8/25/2051 (a)	48,669	2,619
Series K148, Class X3, IO, 4.15%, 8/25/2054 (a)	18,414	3,837
Series Q014, Class X, IO, 2.73%, 10/25/2055 (a)	4,941	687

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K-152, Class X3, IO, 4.33%, 11/25/2055 (a)	2,625	586
Series K759, Class X3, IO, 5.26%, 2/25/2057 (a)	4,589	1,148
FHLMC, Multi-Family, Structured Pass-Through Certificates Series K-153, Class X1, IO, 0.44%, 12/25/2032 (a)	21,975	602
FNMA ACES
Series 2016-M12, Class X2, IO, 0.03%, 9/25/2026 (a)	48,835	—
Series 2019-M28, Class XAV3, IO, 0.82%, 2/25/2027 (a)	8,499	7
Series 2017-M8, Class X, IO, 0.09%, 5/25/2027 (a)	32,445	14
Series 2020-M10, Class X7, IO, 1.63%, 11/25/2027 (a)	27,203	434
Series 2020-M26, Class X3, IO, 1.73%, 1/25/2028 (a)	20,126	68
Series 2020-M4, Class 1X2, IO, 0.74%, 2/25/2028 (a)	13,003	122
Series 2020-M4, Class 1X3, IO, 1.02%, 2/25/2028 (a)	71,295	902
Series 2020-M33, Class X, IO, 1.89%, 6/25/2028 (a)	17,733	152
Series 2019-M30, Class X4, IO, 1.12%, 8/25/2028 (a)	16,510	1
Series 2020-M10, Class X6, IO, 1.38%, 8/25/2028 (a)	17,111	403
Series 2019-M31, Class X, IO, 1.31%, 9/25/2028 (a)	24,645	530
Series 2019-M30, Class X1, IO, 0.23%, 11/25/2028 (a)	69,217	245
Series 2020-M10, Class X3, IO, 1.31%, 11/25/2028 (a)	44,852	986
Series 2020-M10, Class X5, IO, 1.43%, 11/25/2028 (a)	44,520	1,139
Series 2019-M11, Class X1, IO, 1.04%, 6/25/2029 (a)	11,776	258
Series 2019-M19, Class X2, IO, 0.61%, 9/25/2029 (a)	78,543	1,154
Series 2019-M32, Class X2, IO, 1.12%, 10/25/2029 (a)	22,995	603
Series 2019-M30, Class X2, IO, 0.29%, 12/25/2029 (a)	82,725	46
Series 2019-M28, Class XA2, IO, 0.22%, 2/25/2030 (a)	13,131	66
Series 2020-M3, Class X1, IO, 0.32%, 2/25/2030 (a)	14,662	107
Series 2019-M28, Class XA3, IO, 0.61%, 2/25/2030 (a)	23,451	318
Series 2020-M6, Class XD, IO, 1.09%, 2/25/2030 (a)	5,532	55
Series 2020-M19, Class X1, IO, 0.42%, 5/25/2030 (a)	28,766	341
Series 2020-M7, Class X, IO, 1.01%, 7/25/2030 (a)	25,699	635
Series 2020-M10, Class X1, IO, 1.77%, 12/25/2030 (a)	104,270	5,278
Series 2021-M16, Class X, IO, 0.53%, 1/1/2031 (a)	103,414	790
Series 2020-M22, Class X, IO, 0.84%, 3/25/2031 (a)	65,959	1,400
Series 2020-M30, Class X, IO, 0.90%, 7/25/2031 (a)	17,581	546
Series 2020-M39, Class X2, IO, 1.41%, 8/25/2031 (a)	35,755	1,612
Series 2022-M2, Class X2, IO, 0.20%, 1/25/2032 (a)	64,946	520
Series 2020-M21, Class XA, IO, 1.01%, 3/25/2032 (a)	60,606	2,594
Series 2020-M26, Class X1, IO, 0.50%, 4/25/2032 (a)	20,461	325
Series 2020-M37, Class X, IO, 0.98%, 4/25/2032 (a)	82,689	2,528
Series 2020-M47, Class X1, IO, 0.56%, 10/25/2032 (a)	50,432	375
Series 2020-M31, Class X1, IO, 0.82%, 10/25/2032 (a)	88,937	1,027
Series 2019-M30, Class X5, IO, 0.33%, 5/25/2033 (a)	91,357	932
Series 2019-M31, Class X1, IO, 1.02%, 4/25/2034 (a)	37,748	2,008
Series 2024-M5, Class 1A2C, 4.45%, 8/25/2034 (a)	11,500	11,238
Series 2018-M15, Class X, IO, 0.62%, 1/25/2036 (a)	5,906	124
Series 2020-M6, Class XL, IO, 1.05%, 11/25/2049 (a)	29,968	1,498
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (c)	18,000	9,036
FREMF Mortgage Trust
Series 2017-KF38, Class B, 6.26%, 9/25/2024 (a) (c)	159	159
Series 2017-KF41, Class B, 6.26%, 11/25/2024 (a) (c)	125	130

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-KC06, Class B, 3.85%, 9/25/2026 (a) (c)	7,609	7,522
Series 2020-KF74, Class B, 5.91%, 1/25/2027 (a) (c)	742	739
Series 2017-KL1E, Class BE, 3.91%, 2/25/2027 (a) (c)	9,625	9,283
Series 2017-KF33, Class B, 6.31%, 6/25/2027 (a) (c)	3,885	3,788
Series 2017-KF40, Class B, 6.46%, 11/25/2027 (a) (c)	124	123
Series 2018-KHG1, Class C, 3.90%, 12/25/2027 (a) (c)	26,000	24,947
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (c)	12,000	10,327
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (c)	99,743	145
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (c)	16,000	27
Series 2018-KW06, Class B, 4.27%, 6/25/2028 (a) (c)	6,326	6,094
Series 21K-F116, Class CS, 10.05%, 6/25/2028 (a) (c)	21,997	21,875
Series 2018-KF50, Class B, 5.66%, 7/25/2028 (a) (c)	145	143
Series 2021-KHG3, Class BFX, 2.40%, 9/25/2028 (a) (c)	11,071	10,173
Series 2018-KF56, Class B, 6.21%, 11/25/2028 (a) (c)	258	245
Series 2019-KW08, Class B, 4.24%, 1/25/2029 (a) (c)	16,320	15,586
Series 2019-KF57, Class B, 6.01%, 1/25/2029 (a) (c)	766	737
Series 2019-KBF3, Class C, 8.51%, 1/25/2029 (a) (c)	3,276	3,175
Series 2019-KL05, Class BHG, 4.37%, 2/25/2029 (a) (c)	3,600	3,362
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (c)	10,000	9,068
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (c)	168,030	365
Series 2019-KG01, Class B, 4.34%, 4/25/2029 (a) (c)	3,000	2,748
Series 2019-KF61, Class B, 5.96%, 4/25/2029 (a) (c)	1,341	1,290
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (c)	202,107	459
Series 2019-KW09, Class B, 4.00%, 5/25/2029 (a) (c)	15,670	14,626
Series 2019-KF63, Class B, 6.11%, 5/25/2029 (a) (c)	3,396	3,208
Series 2019-KW09, Class C, PO, 6/25/2029 (c)	22,210	17,332
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (c)	20,000	50
Series 2019-KS11, Class C, 4.82%, 6/25/2029 (a) (c)	11,000	9,893
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (c)	37,520	95
Series 2019-KC05, Class B, 4.10%, 7/25/2029 (a) (c)	16,737	15,274
Series 2019-KF65, Class B, 6.16%, 7/25/2029 (a) (c)	3,777	3,505
Series 2019-KF66, Class B, 6.16%, 7/25/2029 (a) (c)	1,084	1,028
Series 2019-KF67, Class B, 6.01%, 8/25/2029 (a) (c)	1,474	1,410
Series 2019-KF67, Class C, 9.76%, 8/25/2029 (a) (c)	4,423	3,880
Series 2019-KF70, Class B, 6.06%, 9/25/2029 (a) (c)	790	781
Series 2019-KC07, Class C, 3.58%, 10/25/2029 (a) (c)	9,977	8,491
Series 2019-KF71, Class B, 6.06%, 10/25/2029 (a) (c)	2,422	2,283
Series 2019-KF73, Class B, 6.21%, 11/25/2029 (a) (c)	5,036	4,706
Series 2020-KF75, Class B, 6.01%, 12/25/2029 (a) (c)	1,164	1,091
Series 2020-KF76, Class B, 6.51%, 1/25/2030 (a) (c)	739	723
Series 2020-K107, Class D, 3.51%, 2/25/2030 (a) (c)	19,000	15,711
Series 2023-K752, Class D, PO, 8/25/2030 (c)	13,100	9,253
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (c)	44,900	150
Series 2020-KSG1, Class C, PO, 9/25/2030 (c)	10,900	7,722
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (c)	132,493	427
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (c)	10,900	38
Series 2018-KW07, Class C, PO, 10/25/2031 (c)	12,089	9,902
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (c)	98,444	166

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (c)	16,500	32
Series 2018-KW07, Class B, 4.11%, 10/25/2031 (a) (c)	1,000	915
Series 2022-KF132, Class CS, 10.05%, 2/25/2032 (a) (c)	25,795	23,993
Series 2019-KW10, Class C, PO, 10/25/2032 (c)	11,012	8,323
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (c)	121,118	302
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (c)	14,882	39
Series 2023-KF149, Class CS, 9.80%, 12/25/2032 (a) (c)	6,491	6,602
Series 2018-K158, Class B, 4.27%, 10/25/2033 (a) (c)	1,750	1,520
Series 19K-1510, Class X2B, IO, 0.10%, 1/25/2034 (c)	81,410	456
Series 19K-1511, Class C, PO, 4/25/2034 (c)	18,000	9,518
Series 19K-1513, Class X2A, IO, 0.10%, 8/25/2034 (c)	526,191	2,909
Series 19K-1514, Class C, 0.00%, 10/25/2034 (c)	13,000	6,776
Series 2018-K156, Class X2A, IO, 0.10%, 7/25/2036 (c)	146,160	664
Series 2018-K75, Class D, PO, 4/25/2051 (c)	30,000	25,398
Series 2018-K75, Class X2A, IO, 0.10%, 4/25/2051 (c)	436,628	550
Series 2018-K75, Class X2B, IO, 0.10%, 4/25/2051 (c)	114,000	159
Series 2018-K83, Class D, PO, 11/25/2051 (c)	16,800	13,674
Series 2019-K92, Class D, PO, 5/25/2052 (c)	16,000	12,632
Series 2020-K740, Class D, PO, 11/25/2052 (c)	24,123	21,602
Series 2020-K740, Class X2A, IO, 0.10%, 11/25/2052 (c)	249,707	239
Series 2020-K740, Class X2B, IO, 0.10%, 11/25/2052 (c)	59,134	66
Series 2020-K105, Class D, PO, 3/25/2053 (c)	33,000	23,294
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (c)	347,955	957
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (c)	81,000	250
Series 2020-K109, Class D, PO, 5/25/2053 (c)	25,000	17,265
Series 2020-K113, Class D, PO, 5/25/2053 (c)	26,843	19,048
Series 2020-K109, Class X2A, IO, 0.10%, 5/25/2053 (c)	274,358	824
Series 2020-K109, Class X2B, IO, 0.10%, 5/25/2053 (c)	65,781	211
Series 2020-K115, Class D, PO, 9/25/2053 (c)	25,000	18,508
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (c)	266,170	857
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (c)	60,800	206
Series 2020-K118, Class D, PO, 10/25/2053 (c)	22,812	16,335
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (c)	246,327	816
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (c)	50,947	178
Series 2020-K739, Class D, PO, 11/25/2053 (c)	12,500	10,820
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (c)	119,392	90
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (c)	31,000	30
Series 2021-K126, Class D, PO, 1/25/2054 (c)	25,000	17,132
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (c)	259,236	917
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (c)	66,000	252
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (c)	216,031	674
GNMA
Series 2012-89, IO, 0.19%, 12/16/2053 (a)	5,376	—
Series 2025-128, Class AW, 4.75%, 3/16/2054	13,836	13,716
Series 2025-144, Class A, 4.75%, 7/16/2054	20,692	20,556
Series 2025-93, Class AM, 4.75%, 12/16/2054	10,900	10,612
Series 2014-88, Class AJ, 2.99%, 3/16/2055 (a)	4,501	3,936
Series 2015-104, IO, 0.07%, 5/16/2055 (a)	5,888	7

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2025-106, Class A, 5.00%, 7/16/2055	10,379	10,332
Series 2024-52, Class A, 4.50%, 3/16/2056 (a)	4,806	4,740
Series 2025-138, Class A, 4.75%, 5/16/2056	28,851	28,372
Series 2025-128, Class AD, 5.00%, 10/16/2056	2,792	2,794
Series 2026-20, Class AM, 4.50%, 6/16/2057	8,962	8,712
Series 2023-127, IO, 0.39%, 7/16/2057 (a)	383,580	6,375
Series 2026-17, Class AC, 4.50%, 8/16/2057	9,720	9,458
Series 2026-16, Class AC, 4.00%, 12/16/2057	32,161	31,200
Series 2026-72, Class AD, 4.50%, 5/16/2058	18,232	17,791
Series 2023-108, IO, 0.67%, 8/16/2059 (a)	197,303	6,820
Series 2018-4, IO, 0.57%, 10/16/2059 (a)	3,940	132
Series 2026-14, Class A, 4.50%, 1/16/2060	11,143	10,843
Series 2026-23, Class A, 4.50%, 1/16/2060	44,877	43,665
Series 2019-67, IO, 0.91%, 2/16/2060 (a)	7,855	428
Series 2018-106, IO, 0.66%, 4/16/2060 (a)	6,441	318
Series 2018-119, IO, 0.68%, 5/16/2060 (a)	7,505	410
Series 2019-9, IO, 0.90%, 8/16/2060 (a)	11,600	626
Series 2021-47, IO, 0.99%, 3/16/2061 (a)	17,013	1,109
Series 2021-82, Class TA, IF, IO, 0.01%, 4/16/2061 (a)	17,946	409
Series 2021-95, Class TA, IF, IO, 0.01%, 6/1/2061 (a)	23,471	878
Series 2019-53, Class IA, IO, 0.75%, 6/16/2061 (a)	4,136	201
Series 2021-108, IO, 0.97%, 6/16/2061 (a)	67,268	4,688
Series 2021-147, IO, 0.99%, 6/16/2061 (a)	29,319	2,070
Series 2024-195, IO, 0.59%, 7/16/2061 (a)	219,887	8,365
Series 2021-178, Class SA, IF, IO, 0.01%, 10/16/2061 (a)	30,912	1,181
Series 2021-218, IO, 0.96%, 10/16/2061 (a)	14,493	1,039
Series 2020-28, IO, 0.82%, 11/16/2061 (a)	16,218	881
Series 2020-124, IO, 0.99%, 12/16/2061 (a)	8,323	467
Series 2025-38, IO, 0.64%, 1/16/2062 (a)	149,474	5,932
Series 2019-144, IO, 0.80%, 1/16/2062 (a)	13,691	772
Series 2020-143, Class IB, IO, 0.88%, 3/16/2062 (a)	45,194	2,781
Series 2020-10, IO, 0.59%, 4/16/2062 (a)	19,205	754
Series 2020-23, IO, 0.66%, 4/16/2062 (a)	61,935	2,784
Series 2020-70, IO, 0.76%, 4/16/2062 (a)	46,559	2,477
Series 2020-38, IO, 0.81%, 4/16/2062 (a)	9,956	564
Series 2020-54, IO, 0.92%, 4/16/2062 (a)	156,654	9,652
Series 2020-89, Class IA, IO, 1.16%, 4/16/2062 (a)	37,092	2,939
Series 2020-120, IO, 0.76%, 5/16/2062 (a)	7,613	433
Series 2020-91, Class IU, IO, 0.96%, 5/16/2062 (a)	18,321	1,197
Series 2020-72, IO, 1.00%, 5/16/2062 (a)	92,896	6,078
Series 2020-106, Class IC, IO, 0.84%, 6/16/2062 (a)	67,004	3,998
Series 2020-147, IO, 0.91%, 6/16/2062 (a)	200,478	12,853
Series 2021-13, IO, 0.97%, 6/16/2062 (a)	31,897	2,056
Series 2020-194, IO, 1.07%, 6/16/2062 (a)	12,269	856
Series 2020-169, IO, 0.85%, 7/16/2062 (a)	185,478	11,809
Series 2020-64, IO, 1.20%, 7/16/2062 (a)	30,816	2,596
Series 2020-111, IO, 0.86%, 9/15/2062 (a)	15,605	890
Series 2020-158, IO, 0.79%, 9/16/2062 (a)	51,477	2,895

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-88, IO, 0.79%, 9/16/2062 (a)	63,113	3,902
Series 2020-114, IO, 0.80%, 9/16/2062 (a)	69,334	3,742
Series 2021-3, IO, 0.87%, 9/16/2062 (a)	73,008	4,527
Series 2020-192, IO, 0.94%, 9/16/2062 (a)	58,757	3,924
Series 2020-6, IO, 0.70%, 10/16/2062 (a)	12,694	707
Series 2021-33, IO, 0.84%, 10/16/2062 (a)	88,298	5,609
Series 2021-71, IO, 0.86%, 10/16/2062 (a)	155,669	10,063
Series 2020-128, IO, 0.92%, 10/16/2062 (a)	54,036	3,540
Series 2021-80, IO, 0.90%, 12/16/2062 (a)	60,830	4,071
Series 2020-150, IO, 0.97%, 12/16/2062 (a)	79,286	5,415
Series 2020-195, Class IX, IO, 1.13%, 12/16/2062 (a)	8,742	687
Series 2026-56, Class AC, 4.50%, 1/16/2063	11,182	10,878
Series 2021-40, IO, 0.82%, 2/16/2063 (a)	46,365	2,761
Series 2021-62, Class AT, 4.00%, 2/16/2063	40,405	37,614
Series 2020-145, IO, 0.73%, 3/16/2063 (a)	33,431	1,706
Series 2021-101, IO, 0.66%, 4/16/2063 (a)	77,657	3,767
Series 2021-144, IO, 0.82%, 4/16/2063 (a)	28,207	1,651
Series 2021-106, IO, 0.85%, 4/16/2063 (a)	91,313	5,829
Series 2021-151, IO, 0.91%, 4/16/2063 (a)	97,467	6,592
Series 2021-168, IO, 0.80%, 5/16/2063 (a)	72,934	4,314
Series 2021-126, IO, 0.85%, 5/16/2063 (a)	14,324	927
Series 2021-22, IO, 0.98%, 5/16/2063 (a)	47,910	3,286
Series 2021-170, IO, 0.99%, 5/16/2063 (a)	13,926	1,001
Series 2024-32, IO, 0.70%, 6/16/2063 (a)	123,724	6,351
Series 2021-133, IO, 0.88%, 7/16/2063 (a)	83,686	5,401
Series 2021-181, IO, 0.98%, 7/16/2063 (a)	132,904	8,967
Series 2021-61, IO, 1.04%, 8/16/2063 (a)	39,458	2,902
Series 2021-195, Class IX, IO, 1.20%, 8/16/2063 (a)	49,845	4,617
Series 2023-15, Class AB, 4.00%, 8/16/2063 (a)	8,496	8,074
Series 2023-179, IO, 0.61%, 9/16/2063 (a)	354,082	15,357
Series 2021-164, IO, 0.95%, 10/16/2063 (a)	39,744	2,692
Series 2021-112, IO, 0.99%, 10/16/2063 (a)	16,339	1,215
Series 2021-148, IO, 1.07%, 10/16/2063 (a)	64,012	5,252
Series 2021-110, IO, 0.88%, 11/16/2063 (a)	2,693	177
Series 2021-180, IO, 0.92%, 11/16/2063 (a)	18,660	1,267
Series 2025-78, IO, 1.00%, 11/16/2063 (a)	255,774	18,587
Series 2021-150, IO, 1.04%, 11/16/2063 (a)	31,087	2,424
Series 2021-185, IO, 1.16%, 11/16/2063 (a)	35,124	3,022
Series 2021-167, IO, 0.87%, 12/16/2063 (a)	62,287	4,336
Series 2021-224, IO, 0.79%, 4/16/2064 (a)	78,071	4,853
Series 2025-206, IO, 0.80%, 4/16/2064 (a)	240,065	14,326
Series 2022-134, IO, 0.51%, 6/16/2064 (a)	28,375	1,062
Series 2024-161, IO, 0.74%, 6/16/2064 (a)	135,253	7,575
Series 2022-52, IO, 0.77%, 6/16/2064 (a)	144,166	6,645
Series 2022-141, IO, 0.79%, 6/16/2064 (a)	11,422	693
Series 2022-210, IO, 0.70%, 7/16/2064 (a)	33,555	1,771
Series 2022-199, IO, 0.76%, 7/16/2064 (a)	31,565	1,830
Series 2023-15, IO, 0.92%, 8/16/2064 (a)	31,172	2,028

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2022-147, IO, 0.56%, 9/16/2064 (a)	128,194	5,448
Series 2026-98, Class AD, 5.00%, 12/16/2064 (a)	4,500	4,476
Series 2023-28, IO, 0.86%, 2/16/2065 (a)	24,330	1,556
Series 2025-21, IO, 0.95%, 4/16/2065 (a)	317,058	22,133
Series 2023-26, IO, 0.97%, 4/16/2065 (a)	57,841	3,545
Series 2026-95, IO, 0.83%, 7/16/2065 (a)	306,310	18,642
Series 2023-126, IO, 0.88%, 7/16/2065 (a)	62,278	4,011
Series 2023-46, IO, 1.16%, 7/16/2065 (a)	19,615	1,458
Series 2025-42, IO, 0.54%, 11/16/2065 (a)	153,921	7,088
Series 2024-56, IO, 1.01%, 11/16/2065 (a)	10,576	732
Series 2025-112, IO, 0.57%, 3/16/2066 (a)	135,332	6,703
Series 2024-121, IO, 1.38%, 7/1/2066 (a)	9,895	909
Series 2024-90, IO, 0.80%, 7/16/2066 (a)	19,170	1,202
Series 2025-212, Class AC, 5.00%, 12/16/2066	7,841	7,713
Series 2025-153, Class ZT, 5.00%, 8/16/2067 (a)	13,626	11,899
Series 2025-202, IO, 0.72%, 9/16/2067 (a)	64,745	4,585
Series 2025-183, IO, 0.73%, 10/16/2067 (a)	84,087	5,713
Series 2026-23, Class AC, 5.00%, 11/16/2067 (a)	38,864	39,512
Series 2025-212, Class BE, 4.75%, 1/16/2068	10,954	10,636
Series 2025-142, IO, 0.71%, 2/16/2068 (a)	23,133	1,546
Series 2026-16, IO, 0.96%, 2/16/2068 (a)	37,561	3,051
Series 2025-213, Class PA, 4.50%, 2/16/2068	2,157	2,103
Series 2025-217, Class AK, 4.50%, 2/16/2068 (a)	11,288	10,811
Series 2025-200, Class PA, 4.50%, 4/16/2068	10,924	10,505
Series 2026-71, Class BC, 5.00%, 5/16/2068 (a)	27,624	27,875
Series 2026-73, Class AT, 5.02%, 10/16/2068 (a)	15,086	15,606
Series 2026-56, Class AJ, 5.00%, 11/16/2068 (a)	22,114	22,544
Series 2026-56, Class AK, 5.00%, 11/16/2068 (a)	15,857	16,083
Series 2026-77, Class AK, 5.00%, 11/16/2068 (a)	47,886	49,268
GNMA, STRIPS Series 3, Class 23, IO, 1.40%, 9/16/2045	29,962	1,583
GS Mortgage Securities Trust
Series 2013-GC13, Class B, 3.85%, 7/10/2046 (a) (c)	1,500	1,470
Series 2014-GC22, Class B, 4.39%, 6/10/2047 (a)	1,730	1,353
Series 2015-GC28, Class D, 4.42%, 2/10/2048 (a) (c)	843	807
Series 2015-GS1, Class C, 4.34%, 11/10/2048 (a)	5,780	5,061
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (c)	3,052	193
Series 2015-GC30, Class D, 3.38%, 5/10/2050	4,000	2,478
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (c)	4,950	3,235
Series 2019-GC42, Class D, 2.80%, 9/10/2052 (c)	11,880	8,721
Series 2019-GSA1, Class XB, IO, 0.29%, 11/10/2052 (a)	39,035	400
Series 2020-GC45, Class XA, IO, 0.61%, 2/13/2053 (a)	69,044	1,235
Series 2020-GC45, Class D, 2.85%, 2/13/2053 (a) (c)	3,000	2,244
Series 2020-GC45, Class E, 2.85%, 2/13/2053 (a) (c)	7,000	4,950
Series 2020-GC47, Class XA, IO, 1.12%, 5/12/2053 (a)	80,100	2,791
Series 2020-GSA2, Class D, 2.25%, 12/12/2053 (c)	18,158	12,950
Series 2020-GSA2, Class E, 2.25%, 12/12/2053 (c)	4,000	2,504
Harvest Commercial Capital Loan Trust
Series 2024-1, Class A, 6.16%, 10/25/2056	7,661	7,757

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2025-1, Class A, 5.97%, 6/25/2057 (a)	17,391	17,651
HCFT 7.25%, 1/13/2027 ‡	7,330	7,265
IRV Trust
Series 2025-200P, Class A, 5.29%, 3/14/2047 (a) (c)	53,700	54,228
Series 2025-200P, Class B, 5.44%, 3/14/2047 (a) (c)	27,350	27,227
Series 2025-200P, Class C, 5.73%, 3/14/2047 (a) (c)	17,600	17,522
Series 2025-200P, Class D, 6.17%, 3/14/2047 (a) (c)	4,000	4,048
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class B, 3.40%, 8/15/2049 (a)	2,000	1,864
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 (c)	3,000	840
Series 2015-C30, Class B, 4.11%, 7/15/2048 (a)	10,630	10,098
Series 2015-C30, Class C, 4.11%, 7/15/2048 (a)	3,750	3,061
Series 2015-C31, Class C, 4.53%, 8/15/2048 (a)	5,000	3,887
Series 2015-C28, Class D, 3.78%, 10/15/2048 (a) (c)	1,000	921
Series 2015-C33, Class D2, 4.30%, 12/15/2048 (a) (c)	1,000	816
Series 2015-C33, Class C, 4.80%, 12/15/2048 (a)	3,350	3,215
Series 2016-C1, Class D1, 4.26%, 3/17/2049 (a) (c)	1,500	1,396
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class XB, IO, 0.41%, 3/15/2050 (a)	31,917	106
Series 2017-JP5, Class C, 3.74%, 3/15/2050 (a)	2,460	2,191
Series 2017-JP5, Class B, 4.08%, 3/15/2050 (a)	1,000	954
Series 2017-JP5, Class D, 4.49%, 3/15/2050 (a) (c)	4,669	3,904
Series 2017-JP7, Class D, 4.42%, 9/15/2050 (a) (c)	367	276
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class D, 2.50%, 11/13/2052 (c)	9,875	4,898
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class C, 4.75%, 1/15/2049 (a)	4,647	4,204
Series 2016-JP3, Class D, 3.46%, 8/15/2049 (a) (c)	8,122	4,849
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class F, 3.24%, 12/15/2047 (a) (c)	5,403	4,763
Series 2014-C19, Class D, 3.25%, 12/15/2047 (c)	1,292	1,269
Series 2014-C19, Class E, 3.25%, 12/15/2047 (c)	6,500	5,410
Series 2015-C21, Class B, 3.85%, 3/15/2048 (a)	1,596	1,559
Series 2015-C26, Class D, 3.06%, 10/15/2048 (c)	2,000	1,914
Series 2016-C31, Class D, 3.00%, 11/15/2049 (a) (c)	13,260	10,210
Series 2016-C31, Class B, 3.88%, 11/15/2049 (a)	1,750	1,705
Series 2016-C31, Class C, 4.25%, 11/15/2049 (a)	1,000	933
Morgan Stanley Capital I Series 2017-HR2, Class C, 4.31%, 12/15/2050 (a)	1,200	1,148
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040 (a) (c)	1,000	833
Series 2018-H3, Class D, 3.00%, 7/15/2051 (c)	1,800	1,500
Series 2018-L1, Class D, 3.00%, 10/15/2051 (c)	1,310	1,088
Series 2019-L2, Class C, 4.97%, 3/15/2052 (a)	6,755	5,860
Series 2019-L3, Class D, 2.50%, 11/15/2052 (c)	4,500	3,481
Series 2020-L4, Class D, 2.50%, 2/15/2053 (c)	7,175	5,301
Series 2020-HR8, Class XA, IO, 1.78%, 7/15/2053 (a)	17,209	983
Series 2021-L5, Class XB, IO, 0.75%, 5/15/2054 (a)	60,000	1,924
Series 2021-L5, Class E, 2.50%, 5/15/2054 (c)	4,234	2,958
Series 2021-L6, Class D, 2.50%, 6/15/2054 (a) (c)	13,685	9,989

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-L6, Class E, 2.50%, 6/15/2054 (a) (c)	5,500	3,423
Series 2021-L7, Class E, 2.50%, 10/15/2054 (c)	8,091	5,148
MRCD MARK Mortgage Trust
Series 2019-PARK, Class G, 2.72%, 12/15/2036 (c)	13,337	6,336
Series 2019-PARK, Class J, 4.25%, 12/15/2036 (c)	20,000	8,491
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (a)	37,272	39,480
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 6.98%, 10/25/2049 (a) (c)	50,367	50,858
Series 2020-01, Class M10, 7.48%, 3/25/2050 (a) (c)	71,150	72,202
Series 2023-01, Class M7, 7.61%, 11/25/2053 (a) (c)	3,235	3,330
Series 2023-01, Class M10, 10.11%, 11/25/2053 (a) (c)	18,075	20,647
Series 2024-01, Class M7, 6.36%, 7/25/2054 (a) (c)	1,699	1,716
Series 2024-01, Class M10, 7.46%, 7/25/2054 (a) (c)	1,100	1,135
Series 2025-01, Class M1, 6.01%, 5/25/2055 (a) (c)	20,381	20,664
Series 2025-01, Class M2, 6.71%, 5/25/2055 (a) (c)	12,900	13,026
Series 2025-01, Class B1, 8.81%, 5/25/2055 (a) (c)	7,800	8,157
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.59%, 12/18/2051 ‡ (a) (c)	8,000	6,952
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.21%, 4/10/2043 (a) (c)	5,000	3,620
PRET LLC Series 2025-NPL5, Class A1, 6.24%, 5/25/2055 (c) (j)	18,307	18,324
PRM5 Trust Series 2025-PRM5, Class A, 4.47%, 3/10/2033 (a) (c)	8,695	8,637
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (c) (j)	4,811	4,778
Series 2024-2, Class A2, 8.81%, 9/27/2028 (c) (j)	11,647	11,559
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (c)	13,539	13,730
Series 2024-CNTR, Class D, 7.11%, 11/13/2041 (c)	20,727	21,547
Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (c)	63,500	66,182
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.20%, 2/13/2053 (a) (c)	68,982	2,324
Series 2020-RR1, Class B, 3.48%, 2/13/2053 (c)	11,440	8,266
Series 2020-RR1, Class C, 3.98%, 2/13/2053 (a) (c)	4,750	2,380
Series 2020-RR1, Class D, 4.04%, 2/13/2053 (a) (c)	9,750	3,921
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 5.02%, 5/15/2039 (a) (c)	15,540	15,559
Series 2024-DSNY, Class B, 5.37%, 5/15/2039 (a) (c)	10,267	10,280
SHR Trust Series 2024-LXRY, Class B, 6.08%, 10/15/2041 (a) (c)	3,000	3,002
TPG Trust Series 2024-WLSC, Class A, 5.76%, 11/15/2029 (a) (c)	8,600	8,570
UBS Commercial Mortgage Trust
Series 2017-C1, Class C, 4.44%, 6/15/2050	5,330	5,057
Series 2017-C3, Class AS, 3.74%, 8/15/2050 (a)	4,000	3,923
Series 2017-C2, Class C, 4.30%, 8/15/2050 (a)	7,250	6,942
Series 2017-C5, Class AS, 3.78%, 11/15/2050 (a)	8,471	8,246
Series 2017-C6, Class C, 4.71%, 12/15/2050 (a)	2,510	2,134
Series 2018-C9, Class B, 4.57%, 3/15/2051 (a)	6,250	4,577
Series 2018-C10, Class D, 3.00%, 5/15/2051 (c)	6,141	4,959
Series 2018-C11, Class XB, IO, 0.23%, 6/15/2051 (a)	100,000	545
Series 2018-C11, Class AS, 4.49%, 6/15/2051 (a)	8,679	8,497
Series 2018-C11, Class B, 4.71%, 6/15/2051 (a)	2,500	2,380

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-C12, Class C, 5.00%, 8/15/2051 (a)	4,155	3,046
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (c)	540	529
Series 2018-2, Class M2, 4.51%, 10/26/2048 (a) (c)	76	72
Series 2018-2, Class M3, 4.72%, 10/26/2048 (a) (c)	140	130
Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (c)	738	711
Series 2019-1, Class M1, 3.94%, 3/25/2049 (a) (c)	1,640	1,532
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (c)	1,584	1,524
Series 2021-1, Class M1, 1.79%, 5/25/2051 (a) (c)	2,018	1,669
Series 2021-1, Class M2, 2.26%, 5/25/2051 (a) (c)	1,646	1,329
Series 2022-2, Class A, 4.67%, 4/25/2052 (a) (c)	2,222	2,122
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (c)	3,590	3,531
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (c)	3,523	3,493
Wells Fargo Commercial Mortgage Trust
Series 2024-1CHI, Class A, 5.31%, 7/15/2035 (a) (c)	4,000	4,011
Series 2024-1CHI, Class B, 5.74%, 7/15/2035 (a) (c)	1,500	1,503
Series 2014-LC18, Class D, 3.96%, 12/15/2047 (a) (c)	4,952	4,761
Series 2015-C27, Class C, 3.89%, 2/15/2048	2,091	1,841
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (a) (c)	9,230	7,696
Series 2015-C29, Class D, 4.12%, 6/15/2048 (a)	256	248
Series 2017-RB1, Class D, 3.40%, 3/15/2050 (c)	1,500	654
Series 2017-C38, Class D, 3.00%, 7/15/2050 (c)	4,500	3,663
Series 2017-C39, Class A5, 3.42%, 9/15/2050	4,000	3,931
Series 2018-C44, Class XB, IO, 0.17%, 5/15/2051 (a)	70,000	242
Series 2018-C44, Class D, 3.00%, 5/15/2051 (c)	3,190	2,501
Series 2018-C46, Class D, 3.00%, 8/15/2051 (c)	2,890	2,464
Series 2019-C51, Class C, 4.29%, 6/15/2052 (a)	1,930	1,566
Series 2019-C52, Class XA, IO, 1.56%, 8/15/2052 (a)	12,960	514
Series 2020-C55, Class D, 2.50%, 2/15/2053 (c)	4,500	3,239
Series 2020-C55, Class E, 2.50%, 2/15/2053 (c)	6,850	4,302
Series 2021-C59, Class D, 2.50%, 4/15/2054 (c)	2,500	1,851
Series 2022-C62, Class C, 4.34%, 4/15/2055 (a)	2,500	2,080
Series 2024-5C1, Class A3, 5.93%, 7/15/2057	3,500	3,604
Series 2015-NXS2, Class D, 3.85%, 7/15/2058 (a)	2,226	1,470
Series 2015-LC22, Class D, 4.72%, 9/15/2058 (a)	2,107	1,875
Series 2016-C32, Class D, 3.79%, 1/15/2059 (a) (c)	194	190
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class D, 3.50%, 8/15/2047 (c)	8,153	6,934
Series 2014-C22, Class D, 3.75%, 9/15/2057 (a) (c)	1,440	469
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.35%, 7/15/2040 (a) (c)	6,362	6,448
Total Commercial Mortgage-Backed Securities (Cost $3,852,065)		3,727,209
Collateralized Mortgage Obligations — 18.4%
Adjustable Rate Mortgage Trust Series 2006-2, Class 1A4, 4.41%, 5/25/2036 (a)	676	581
Al, 5.59%, 10/25/2029 ‡	16,000	16,000
Alternative Loan Trust
Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	12	12
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	9	9

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-23CB, Class A7, 5.25%, 7/25/2035	13	10
Series 2005-23CB, Class A16, 5.50%, 7/25/2035	35	28
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	218	191
Series 2005-J14, Class A3, 5.50%, 12/25/2035	197	114
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	450	208
Anchor Mortgage Trust
8.23%, 3/25/2031 ‡ (a)	4,294	4,305
10.14%, 3/25/2031 ‡ (a)	7,500	7,578
Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (c) (j)	4,100	4,098
Angel Oak Mortgage Trust
Series 2019-5, Class M1, 3.30%, 10/25/2049 (a) (c)	8,000	7,727
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (c)	2,470	2,303
Series 2019-6, Class B3, 5.98%, 11/25/2059 (a) (c)	1,250	1,120
Series 2020-1, Class B1, 3.76%, 12/25/2059 (a) (c)	1,550	1,410
Arroyo Mortgage Trust
Series 2019-3, Class M1, 4.20%, 10/25/2048 (a) (c)	1,000	950
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (c)	174	170
Banc of America Funding Trust Series 2007-5, Class 4A1, 4.07%, 7/25/2037 (a)	541	381
Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 5.48%, 8/25/2034 (a)	44	43
Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033 (j)	54	46
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2026-RTL1, Class A1, 5.38%, 12/25/2030 (c) (j)	7,390	7,359
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 4.10%, 4/25/2046 (a)	657	592
Citi Asset Receivables Trust
Series 2025-6, Class CERT, 0.00%, 9/20/2031 ‡ (c)	8,525	8,189
Series 2025-7, Class CERT, 0.00%, 10/20/2031 ‡ (c)	10,571	10,222
Citi Asset Receivables Trust I
Series 2025-3, Class CERT, 0.00%, 6/20/2031 ‡ (c)	6,213	6,035
Series 2025-4, Class CERT, 0.00%, 7/20/2031 ‡ (c) (k)	8,652	8,357
Series 2025-5, Class CERT, 0.00%, 8/20/2031 ‡ (c) (k)	11,605	11,185
Series 2025-8, Class CERT, 0.00%, 11/20/2031 ‡ (c)	12,792	12,477
Series 2025-9, Class CERT, 0.00%, 12/20/2031 ‡ (c)	16,610	16,223
Series 2025-10, Class CERT, 0.00%, 1/20/2032 ‡ (c)	17,690	17,603
Series 2026-1, Class CERT, 0.00%, 2/20/2032 ‡ (c)	22,497	22,366
Series 2026-2, Class CERT, 0.00%, 3/20/2032 ‡ (c)	25,902	25,503
Series 2026-3, Class CERT, 0.00%, 4/20/2032 ‡ (c)	42,349	42,163
Series 2026-4, Class CERT, 0.00%, 5/20/2032 ‡ (c)	73,626	74,546
Series 2026-5, Class CERT, 0.00%, 6/20/2032 ‡ (c)	57,497	59,866
CITI Asset Receivables Trust I Series 2025-2, Class CERT, 0.00%, 5/20/2031 ‡ (c) (k)	4,428	4,272
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	25	23
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019	6	6
Series 2003-1, Class 3A5, 5.25%, 9/25/2033	28	27
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (c) (j)	1,216	1,214
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1B1, 8.08%, 4/25/2031 (a) (c)	5,612	5,902
Series 2019-R04, Class 2B1, 8.98%, 6/25/2039 (a) (c)	8,259	8,283
Series 2019-R05, Class 1B1, 7.83%, 7/25/2039 (a) (c)	6,047	6,075
Series 2019-R06, Class 2B1, 7.48%, 9/25/2039 (a) (c)	25,616	25,818

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-R07, Class 1B1, 7.13%, 10/25/2039 (a) (c)	25,137	25,324
Series 2019-HRP1, Class B1, 12.98%, 11/25/2039 (a) (c)	58,684	60,737
Series 2020-R02, Class 2B1, 6.73%, 1/25/2040 (a) (c)	14,634	14,792
Series 2020-R01, Class 1B1, 6.98%, 1/25/2040 (a) (c)	22,660	22,945
Series 2021-R01, Class 1B1, 6.71%, 10/25/2041 (a) (c)	2,600	2,620
Series 2021-R02, Class 2M2, 5.61%, 11/25/2041 (a) (c)	11,483	11,490
Series 2021-R02, Class 2B1, 6.91%, 11/25/2041 (a) (c)	4,983	5,034
Series 2021-R03, Class 1B1, 6.36%, 12/25/2041 (a) (c)	6,000	6,045
Series 2022-R03, Class 1B1, 9.86%, 3/25/2042 (a) (c)	5,662	5,887
Series 2023-R02, Class 1M2, 6.96%, 1/25/2043 (a) (c)	11,850	12,243
Series 2023-R02, Class 1B1, 9.16%, 1/25/2043 (a) (c)	7,600	8,094
Series 2023-R04, Class 1M2, 7.16%, 5/25/2043 (a) (c)	5,000	5,206
Series 2023-R04, Class 1B1, 8.96%, 5/25/2043 (a) (c)	4,000	4,289
Series 2023-R06, Class 1M2, 6.31%, 7/25/2043 (a) (c)	2,960	3,034
Series 2023-R07, Class 2M2, 6.86%, 9/25/2043 (a) (c)	1,682	1,730
Series 2023-R08, Class 1M2, 6.11%, 10/25/2043 (a) (c)	4,495	4,574
Series 2024-R02, Class 1M2, 5.41%, 2/25/2044 (a) (c)	3,160	3,182
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 4.25%, 6/25/2035 (a)	138	87
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033 (j)	30	30
FARM Mortgage Trust Series 2021-1, Class B, 3.23%, 7/25/2051 (a) (c)	1,295	975
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-3, Class A, IO, 0.00%, 7/25/2056 ‡ (a)	16,302	—
Series 2021-2, Class BXS, 12.76%, 11/25/2060 (a) (c)	4,858	3,635
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class B1, 6.61%, 8/25/2033 (a) (c)	6,600	7,198
Series 2021-DNA2, Class B1, 7.01%, 8/25/2033 (a) (c)	18,555	20,554
Series 2021-HQA1, Class B2, 8.61%, 8/25/2033 (a) (c)	22,700	26,740
Series 2021-DNA2, Class B2, 9.61%, 8/25/2033 (a) (c)	23,320	28,688
Series 2021-DNA3, Class B2, 9.86%, 10/25/2033 (a) (c)	24,618	30,713
Series 2021-HQA2, Class B2, 9.06%, 12/25/2033 (a) (c)	24,250	29,356
Series 2021-DNA5, Class B2, 9.11%, 1/25/2034 (a) (c)	19,900	24,220
Series 2021-HQA3, Class B2, 9.86%, 9/25/2041 (a) (c)	3,125	3,171
Series 2021-DNA6, Class B2, 11.11%, 10/25/2041 (a) (c)	7,450	7,623
Series 2021-DNA7, Class B1, 7.26%, 11/25/2041 (a) (c)	27,000	27,323
Series 2022-DNA2, Class B2, 12.11%, 2/25/2042 (a) (c)	3,000	3,147
Series 2022-HQA1, Class B2, 14.61%, 3/25/2042 (a) (c)	8,900	9,565
Series 2022-DNA3, Class M1B, 6.51%, 4/25/2042 (a) (c)	10,000	10,160
Series 2022-DNA3, Class B1, 9.26%, 4/25/2042 (a) (c)	6,250	6,487
Series 2022-DNA4, Class M1B, 6.96%, 5/25/2042 (a) (c)	4,000	4,106
Series 2022-DNA4, Class M2, 8.86%, 5/25/2042 (a) (c)	3,100	3,223
Series 2022-DNA5, Class M2, 10.36%, 6/25/2042 (a) (c)	12,000	12,711
Series 2022-HQA2, Class M2, 9.61%, 7/25/2042 (a) (c)	6,412	6,752
Series 2022-HQA3, Class M1B, 7.16%, 8/25/2042 (a) (c)	5,000	5,149
Series 2022-DNA6, Class M2, 9.36%, 9/25/2042 (a) (c)	7,000	7,419
Series 2023-DNA1, Class M1A, 5.71%, 3/25/2043 (a) (c)	860	870
Series 2023-DNA2, Class M1A, 5.71%, 4/25/2043 (a) (c)	3,496	3,529
Series 2023-DNA2, Class B1, 11.21%, 4/25/2043 (a) (c)	9,350	10,381
Series 2023-HQA2, Class M1B, 6.96%, 6/25/2043 (a) (c)	15,655	16,045

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2023-HQA2, Class M2, 7.46%, 6/25/2043 (a) (c)	18,040	18,851
Series 2024-DNA1, Class M2, 5.56%, 2/25/2044 (a) (c)	8,500	8,582
Series 2026-DNA2, Class B1, 5.71%, 3/25/2046 (a) (c)	16,260	16,408
Series 2026-HQA1, Class M2, 5.14%, 5/25/2046 (a) (c)	3,000	3,001
Series 2020-DNA5, Class B2, 15.11%, 10/25/2050 (a) (c)	33,000	45,127
Series 2020-DNA6, Class B2, 9.26%, 12/25/2050 (a) (c)	2,000	2,308
Series 2021-DNA1, Class B2, 8.36%, 1/25/2051 (a) (c)	9,000	9,993
FHLMC STACR Trust
Series 2018-DNA2, Class B1, 7.43%, 12/25/2030 (a) (c)	1,000	1,054
Series 2018-HQA2, Class B1, 7.98%, 10/25/2048 (a) (c)	3,935	4,138
Series 2019-DNA1, Class B2, 14.48%, 1/25/2049 (a) (c)	8,135	9,856
Series 2019-HQA2, Class B2, 14.98%, 4/25/2049 (a) (c)	3,500	4,131
Series 2019-DNA4, Class B2, 9.98%, 10/25/2049 (a) (c)	5,000	5,498
FHLMC STACR, Whole Loan
Series 2017-DNA2, Class B1, 8.88%, 10/25/2029 (a)	11,000	11,411
Series 2017-DNA3, Class B1, 8.18%, 3/25/2030 (a)	15,800	16,509
Series 2018-HQA1, Class B1, 8.08%, 9/25/2030 (a)	34,415	36,451
FHLMC, REMIC
Series 4102, Class BI, IO, 3.50%, 8/15/2027	179	2
Series 5616, Class MG, 4.35%, 7/15/2031	15,908	15,695
Series 5607, Class KT, 4.25%, 11/15/2032	14,493	14,208
Series 5616, Class GB, 4.15%, 12/15/2032	13,631	13,271
Series 4149, IO, 3.00%, 1/15/2033	134	8
Series 4160, IO, 3.00%, 1/15/2033	441	26
Series 4212, Class MI, IO, 3.00%, 6/15/2033	629	47
Series 3145, Class GI, IF, IO, 2.84%, 4/15/2036 (a)	965	81
Series 5558, Class BV, 5.50%, 5/25/2036	2,810	2,841
Series 4495, Class PI, IO, 4.00%, 9/15/2043	104	5
Series 4321, Class PI, IO, 4.50%, 1/15/2044	179	28
Series 4670, Class TI, IO, 4.50%, 1/15/2044	97	4
Series 4550, Class DI, IO, 4.00%, 3/15/2044	72	4
Series 4612, Class QI, IO, 3.50%, 5/15/2044	148	12
Series 4612, Class PI, IO, 3.50%, 6/15/2044	14	1
Series 4657, Class QI, IO, 4.00%, 9/15/2044	126	6
Series 4585, Class JI, IO, 4.00%, 5/15/2045	169	19
Series 4628, Class PI, IO, 4.00%, 7/15/2045	112	11
Series 4681, Class SD, IF, IO, 2.39%, 5/15/2047 (a)	299	32
Series 4694, Class SA, IF, IO, 2.34%, 6/15/2047 (a)	520	58
Series 4689, Class SD, IF, IO, 2.39%, 6/15/2047 (a)	428	46
Series 4746, Class SC, IF, IO, 2.39%, 1/15/2048 (a)	5,213	575
Series 4910, Class PI, IO, 5.00%, 7/25/2049	1,394	304
Series 4919, Class SH, IF, IO, 2.27%, 9/25/2049 (a)	7,968	778
Series 5011, Class MI, IO, 3.00%, 9/25/2050	26,671	4,210
Series 5052, Class EI, IO, 3.00%, 12/25/2050	22,705	3,725
Series 5072, Class BI, IO, 3.00%, 2/25/2051	28,418	4,691
Series 5143, Class PI, IO, 2.50%, 5/25/2051	2,372	256
Series 5148, Class PI, IO, 2.50%, 10/25/2051	6,694	630
Series 5154, Class QI, IO, 2.50%, 10/25/2051	9,213	954

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 5154, Class ZQ, 2.50%, 10/25/2051	11,092	7,122
Series 5387, Class KB, 6.00%, 3/25/2054	9,907	10,317
Series 5413, Class KS, IF, IO, 2.24%, 5/25/2054 (a)	14,992	967
Series 5414, Class DZ, 6.00%, 5/25/2054	5,664	5,767
Series 5508, Class SN, IF, IO, 2.24%, 2/25/2055 (a)	26,107	1,459
Series 5520, Class SD, IF, IO, 2.27%, 3/25/2055 (a)	67,052	4,238
Series 5520, Class SE, IF, IO, 2.27%, 3/25/2055 (a)	32,315	1,797
Series 5528, Class SA, IF, IO, 2.37%, 4/25/2055 (a)	68,185	4,217
Series 5549, Class SA, IF, IO, 2.14%, 6/25/2055 (a)	39,503	2,325
Series 5580, Class Z, 5.00%, 6/25/2055	5,726	5,448
Series 5562, Class Z, 6.00%, 7/25/2055	1,465	1,439
Series 5565, Class SA, IF, IO, 2.24%, 8/25/2055 (a)	47,939	2,999
Series 5565, Class AZ, 5.00%, 8/25/2055	3,440	3,125
Series 5564, Class PZ, 6.00%, 8/25/2055	20,182	19,260
Series 5578, Class ZC, 6.00%, 9/25/2055	4,189	4,128
Series 5613, Class ZG, 5.50%, 1/25/2056	13,433	13,144
Series 5623, Class ZA, 5.50%, 2/25/2056	4,969	4,962
Series 5632, Class UZ, 5.50%, 2/25/2056	11,813	11,430
Series 5633, Class ZC, 5.50%, 2/25/2056	2,574	2,540
Series 5633, Class ZG, 5.50%, 2/25/2056	6,572	6,217
Series 5650, Class UZ, 5.50%, 4/25/2056	7,298	7,163
FHLMC, STRIPS
Series 304, Class C32, IO, 3.00%, 12/15/2027	10	—
Series 342, Class S7, IF, IO, 2.35%, 2/15/2045 (a)	5,299	519
FNMA, Connecticut Avenue Securities
Series 2016-C06, Class 1B, 12.98%, 4/25/2029 (a)	7,926	8,143
Series 2017-C02, Class 2B1, 9.23%, 9/25/2029 (a)	28,544	29,666
Series 2017-C05, Class 1B1, 7.33%, 1/25/2030 (a)	11,760	12,147
Series 2017-C06, Class 1B1, 7.88%, 2/25/2030 (a)	7,255	7,562
Series 2017-C06, Class 2B1, 8.18%, 2/25/2030 (a)	8,015	8,377
Series 2018-C03, Class 1B1, 7.48%, 10/25/2030 (a)	16,054	16,956
Series 2018-C04, Class 2B1, 8.23%, 12/25/2030 (a)	4,250	4,568
Series 2018-C05, Class 1B1, 7.98%, 1/25/2031 (a)	3,000	3,237
Series 2018-C06, Class 1B1, 7.48%, 3/25/2031 (a)	16,560	17,723
Series 2018-C06, Class 2B1, 7.83%, 3/25/2031 (a)	2,860	3,070
FNMA, REMIC
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	232	10
Series 2012-93, Class FS, IF, IO, 2.42%, 9/25/2032 (a)	1,037	87
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	971	72
Series 2003-76, Class SB, IF, IO, 3.32%, 8/25/2033 (a)	838	77
Series 2021-13, Class DI, IO, 3.50%, 1/25/2036	4,006	383
Series 2006-42, Class LI, IF, IO, 2.83%, 6/25/2036 (a)	719	73
Series 2025-78, Class BV, 5.50%, 8/25/2036	2,845	2,874
Series 2011-79, Class SD, IF, IO, 2.17%, 8/25/2041 (a)	2,315	256
Series 2011-78, Class JS, IF, IO, 2.27%, 8/25/2041 (a)	1,149	94
Series 2012-133, Class HS, IF, IO, 2.42%, 12/25/2042 (a)	128	13
Series 2012-148, Class US, IF, 1.35%, 1/25/2043 (a)	998	828
Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	177	18

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	200	31
Series 2016-56, Class ST, IF, IO, 2.27%, 8/25/2046 (a)	3,585	369
Series 2016-95, Class ES, IF, IO, 2.27%, 12/25/2046 (a)	1,100	115
Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	242	37
Series 2017-6, Class SB, IF, IO, 2.32%, 2/25/2047 (a)	77	8
Series 2017-39, Class ST, IF, IO, 2.37%, 5/25/2047 (a)	936	99
Series 2017-90, Class SP, IF, IO, 2.42%, 11/25/2047 (a)	1,748	194
Series 2017-112, Class SC, IF, IO, 2.42%, 1/25/2048 (a)	2,398	261
Series 2019-32, Class PI, IO, 5.00%, 10/25/2048	599	107
Series 2019-47, Class QI, IO, 4.50%, 6/25/2049	1,110	234
Series 2019-37, Class CS, IF, IO, 2.32%, 7/25/2049 (a)	2,451	236
Series 2020-89, Class GI, IO, 3.00%, 12/25/2050	41,599	6,896
Series 2020-100, Class IA, IO, 3.00%, 1/25/2051	70,006	11,616
Series 2023-28, Class EZ, 6.00%, 7/25/2053	3,453	3,502
Series 2023-31, Class LZ, 6.00%, 7/25/2053	4,763	4,852
Series 2023-34, Class LZ, 6.00%, 8/25/2053	2,962	3,032
Series 2024-25, Class ZA, 6.00%, 9/25/2053	14,726	14,997
Series 2024-25, Class ZB, 5.50%, 3/25/2054	10,875	10,666
Series 2024-20, Class MS, IF, IO, 2.34%, 5/25/2054 (a)	21,093	1,415
Series 2024-43, Class MZ, 6.00%, 7/25/2054	3,241	3,303
Series 2024-58, Class BS, IF, IO, 2.24%, 8/25/2054 (a)	19,575	1,007
Series 2024-92, Class SH, IF, IO, 2.34%, 12/25/2054 (a)	18,007	1,209
Series 2025-7, Class SE, IF, IO, 2.24%, 2/25/2055 (a)	27,190	1,642
Series 2025-11, Class SB, IF, IO, 2.29%, 3/25/2055 (a)	28,266	1,874
Series 2025-24, Class SC, IF, IO, 2.32%, 4/25/2055 (a)	39,216	2,390
Series 2025-47, Class SM, IF, IO, 2.19%, 6/25/2055 (a)	85,900	5,120
Series 2025-55, Class SG, IF, IO, 2.29%, 7/25/2055 (a)	51,304	3,124
Series 2025-55, Class SC, IF, IO, 2.81%, 7/25/2055 (a)	35,451	2,659
Series 2025-55, Class UN, 5.00%, 7/25/2055	2,142	2,129
Series 2025-57, Class Z, 6.00%, 7/25/2055	1,141	1,139
Series 2025-66, Class SL, IF, IO, 2.19%, 8/25/2055 (a)	33,354	2,245
Series 2025-69, Class Z, 6.00%, 8/25/2055	4,862	4,846
Series 2025-73, Class Z, 6.00%, 9/25/2055	4,389	4,398
Series 2025-106, Class UZ, 5.50%, 12/25/2055	4,331	4,270
Series 2026-5, Class ZY, 5.00%, 2/25/2056	2,103	2,048
Series 2026-11, Class SB, IF, 4.16%, 3/25/2056 (a)	3,918	3,520
FNMA, STRIPS
Series 421, Class 7, IO, 3.50%, 5/25/2030	15	—
Series 421, Class C3, IO, 4.00%, 7/25/2030	75	3
GCAT Trust
Series 2020-NQM1, Class M1, 2.93%, 1/25/2060 (a) (c)	10,871	10,392
Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (a) (c)	3,000	2,663
GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	18	18
GNMA
Series 2013-182, Class MS, IF, IO, 2.42%, 12/20/2043 (a)	5,939	571
Series 2016-108, Class SN, IF, IO, 2.36%, 8/20/2046 (a)	8,523	1,056
Series 2016-108, Class SM, IF, IO, 2.38%, 8/20/2046 (a)	1,967	258
Series 2016-147, Class AS, IF, IO, 2.38%, 10/20/2046 (a)	3,753	478

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2017-36, Class SL, IF, IO, 2.46%, 3/16/2047 (a)	5,106	643
Series 2019-132, Class KI, IO, 3.50%, 3/20/2047	147	3
Series 2019-33, Class PI, IO, 4.00%, 11/20/2048	57	10
Series 2019-65, Class ST, IF, IO, 2.33%, 5/20/2049 (a)	7,273	634
Series 2019-86, Class ST, IF, IO, 2.38%, 7/20/2049 (a)	3,459	291
Series 2019-120, Class DS, IF, IO, 2.33%, 9/20/2049 (a)	6,609	755
Series 2019-132, Class SK, IF, IO, 2.33%, 10/20/2049 (a)	5,684	584
Series 2020-86, Class TS, IF, IO, 1.88%, 6/20/2050 (a)	8,666	968
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	128,679	18,437
Series 2021-23, Class IA, IO, 2.50%, 2/20/2051	63,589	9,447
Series 2021-81, Class IC, IO, 3.00%, 5/20/2051	15,744	2,594
Series 2021-91, Class CI, IO, 3.00%, 5/20/2051	13,402	2,312
Series 2021-117, Class NI, IO, 3.00%, 7/20/2051	45,047	7,830
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	52,440	9,174
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	16,545	2,793
Series 2025-171, Class MT, 5.25%, 4/20/2052	8,790	8,722
Series 2023-67, Class DZ, 5.50%, 5/20/2053	7,832	7,685
Series 2023-102, Class BG, 5.50%, 7/20/2053	2,519	2,517
Series 2023-113, Class SJ, IF, IO, 2.07%, 8/20/2053 (a)	10,550	550
Series 2023-113, Class GZ, 5.50%, 8/20/2053	5,814	5,846
Series 2023-117, Class ZM, 5.50%, 8/20/2053	2,905	2,798
Series 2024-1, Class MS, IF, IO, 2.22%, 1/20/2054 (a)	27,803	1,773
Series 2024-30, Class SC, IF, IO, 2.82%, 2/20/2054 (a)	16,961	1,411
Series 2024-27, Class GB, 5.00%, 2/20/2054	2,000	1,897
Series 2025-44, Class GZ, 6.00%, 2/20/2054	6,437	6,485
Series 2024-64, Class SV, IF, IO, 1.62%, 4/20/2054 (a)	13,215	611
Series 2024-79, Class CS, IF, IO, 1.62%, 5/20/2054 (a)	19,246	880
Series 2024-79, Class BS, IF, IO, 3.62%, 5/20/2054 (a)	9,635	1,071
Series 2024-110, Class SC, IF, IO, 2.37%, 7/20/2054 (a)	18,313	1,374
Series 2024-112, Class SA, IF, IO, 2.97%, 7/20/2054 (a)	12,654	980
Series 2024-110, Class AS, IF, IO, 3.02%, 7/20/2054 (a)	15,438	1,387
Series 2024-126, Class HS, IF, IO, 2.32%, 8/20/2054 (a)	17,998	1,173
Series 2024-126, Class JS, IF, IO, 2.32%, 8/20/2054 (a)	48,283	2,602
Series 2024-134, Class SE, IF, IO, 2.32%, 8/20/2054 (a)	25,581	1,625
Series 2024-127, Class SE, IF, IO, 2.37%, 8/20/2054 (a)	21,409	1,459
Series 2024-126, Class AS, IF, IO, 3.02%, 8/20/2054 (a)	16,518	1,390
Series 2024-128, Class SA, IF, IO, 3.02%, 8/20/2054 (a)	26,329	2,275
Series 2024-151, Class JS, IF, IO, 2.98%, 9/20/2054 (a)	16,904	1,496
Series 2024-159, Class AS, IF, IO, 2.47%, 10/20/2054 (a)	14,117	1,019
Series 2024-190, Class CS, IF, IO, 2.37%, 11/20/2054 (a)	18,523	1,103
Series 2025-156, Class BZ, 4.50%, 11/20/2054	1,855	1,677
Series 2024-204, Class SB, IF, IO, 2.38%, 12/20/2054 (a)	25,610	1,711
Series 2025-156, Class Z, 4.50%, 12/20/2054	8,281	7,504
Series 2025-89, Class JY, 5.00%, 12/20/2054	4,700	4,507
Series 2025-1, Class KS, IF, IO, 1.57%, 1/20/2055 (a)	17,453	806
Series 2025-1, Class SU, IF, IO, 1.57%, 1/20/2055 (a)	16,835	726
Series 2025-1, Class SV, IF, IO, 2.27%, 1/20/2055 (a)	36,752	2,249
Series 2025-7, Class SG, IF, IO, 2.32%, 1/20/2055 (a)	66,235	3,927

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2025-7, Class QS, IF, IO, 2.82%, 1/20/2055 (a)	16,379	1,204
Series 2025-1, Class SL, IF, IO, 2.97%, 1/20/2055 (a)	18,587	1,444
Series 2025-7, Class SL, IF, IO, 2.97%, 1/20/2055 (a)	16,098	1,132
Series 2025-89, Class DY, 5.25%, 1/20/2055	6,000	5,835
Series 2025-22, Class AS, IF, IO, 2.32%, 2/20/2055 (a)	27,180	1,612
Series 2025-23, Class SE, IF, IO, 2.32%, 2/20/2055 (a)	24,588	1,590
Series 2025-23, Class SL, IF, IO, 2.32%, 2/20/2055 (a)	43,219	2,827
Series 2025-25, Class HS, IF, IO, 2.32%, 2/20/2055 (a)	26,561	1,576
Series 2025-22, Class GS, IF, IO, 2.92%, 2/20/2055 (a)	19,314	1,469
Series 2025-25, Class BS, IF, IO, 2.92%, 2/20/2055 (a)	35,651	3,093
Series 2025-25, Class SB, IF, IO, 2.92%, 2/20/2055 (a)	33,786	2,573
Series 2025-30, Class SC, IF, IO, 2.92%, 2/20/2055 (a)	39,545	3,011
Series 2025-41, Class AS, IF, IO, 1.67%, 3/20/2055 (a)	31,996	1,615
Series 2025-41, Class BS, IF, IO, 1.67%, 3/20/2055 (a)	83,956	3,767
Series 2025-51, Class SH, IF, IO, 2.32%, 3/20/2055 (a)	50,490	3,113
Series 2025-41, Class ES, IF, IO, 3.57%, 3/20/2055 (a)	8,786	839
Series 2025-41, Class SE, IF, IO, 3.57%, 3/20/2055 (a)	13,094	1,407
Series 2025-60, Class ZC, 5.00%, 3/20/2055	10,555	9,992
Series 2025-139, Class B, 5.50%, 3/20/2055	6,101	5,946
Series 2025-69, Class SW, IF, IO, 1.50%, 4/20/2055 (a)	22,755	915
Series 2025-69, Class SX, IF, IO, 1.50%, 4/20/2055 (a)	56,253	2,333
Series 2025-69, Class SK, IF, IO, 2.82%, 4/20/2055 (a)	51,322	3,768
Series 2025-156, Class CZ, 5.00%, 4/20/2055	3,929	3,704
Series 2025-69, Class AZ, 5.00%, 4/20/2055	2,431	2,296
Series 2025-70, Class EZ, 5.00%, 4/20/2055	8,550	7,941
Series 2025-105, Class PA, 7.00%, 4/20/2055	2,103	2,152
Series 2025-89, Class SP, IF, IO, 1.47%, 5/20/2055 (a)	44,526	1,827
Series 2025-84, Class SQ, IF, IO, 1.52%, 5/20/2055 (a)	49,341	2,075
Series 2025-89, Class SC, IF, IO, 2.82%, 5/20/2055 (a)	26,023	2,080
Series 2025-89, Class SE, IF, IO, 2.82%, 5/20/2055 (a)	36,603	2,687
Series 2025-79, Class HS, IF, IO, 2.92%, 5/20/2055 (a)	13,833	1,053
Series 2025-100, Class SA, IF, IO, 2.22%, 6/20/2055 (a)	54,075	3,536
Series 2025-105, Class SD, IF, IO, 2.22%, 6/20/2055 (a)	91,470	5,896
Series 2025-97, Class SE, IF, IO, 2.27%, 6/20/2055 (a)	32,807	2,166
Series 2025-105, Class PZ, 5.00%, 6/20/2055	7,610	6,986
Series 2025-124, Class CS, IF, IO, 1.57%, 7/20/2055 (a)	15,473	688
Series 2025-124, Class SE, IF, IO, 2.22%, 7/20/2055 (a)	102,388	6,491
Series 2025-127, Class SH, IF, IO, 2.91%, 7/20/2055 (a)	14,801	1,164
Series 2025-127, Class PZ, 6.00%, 7/20/2055	6,647	6,625
Series 2025-120, Class SH, IF, 8.08%, 7/20/2055 (a)	4,529	4,619
Series 2025-120, Class SJ, IF, 8.16%, 7/20/2055 (a)	6,530	6,676
Series 2025-139, Class JS, IF, IO, 2.92%, 8/20/2055 (a)	59,762	5,005
Series 2025-132, Class MZ, 5.00%, 8/20/2055	3,737	3,387
Series 2025-139, Class UC, 6.00%, 8/20/2055	2,863	2,858
Series 2025-141, Class ZJ, 6.00%, 8/20/2055	1,766	1,762
Series 2025-135, Class SE, IF, 8.16%, 8/20/2055 (a)	23,739	24,274
Series 2025-152, Class SA, IF, IO, 2.27%, 9/20/2055 (a)	52,229	2,711
Series 2025-152, Class SH, IF, IO, 2.27%, 9/20/2055 (a)	71,865	4,168

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2025-171, Class SB, IF, IO, 1.77%, 10/20/2055 (a)	13,453	737
Series 2025-172, Class PZ, 6.00%, 10/20/2055	3,577	3,558
Series 2025-192, Class ZU, 4.50%, 11/20/2055	2,944	2,899
Series 2025-196, Class LZ, 5.50%, 11/20/2055	8,163	8,039
Series 2025-208, Class ZG, 4.50%, 12/20/2055	4,989	4,795
Series 2025-204, Class PZ, 5.50%, 12/20/2055	8,991	8,935
Series 2025-211, Class UZ, 5.50%, 12/20/2055	23,384	23,297
Series 2025-211, Class CP, 6.50%, 12/20/2055	39,318	39,334
Series 2026-2, Class KS, IF, IO, 1.92%, 1/20/2056 (a)	57,175	3,707
Series 2026-2, Class GZ, 4.50%, 1/20/2056	16,891	15,693
Series 2026-2, Class UZ, 4.50%, 1/20/2056	3,893	3,836
Series 2026-25, Class ZB, 4.50%, 1/20/2056	5,105	4,935
Series 2026-4, Class JZ, 4.50%, 1/20/2056	5,321	5,026
Series 2026-3, Class ZH, 5.50%, 1/20/2056	17,925	17,791
Series 2026-25, Class SD, IF, IO, 2.02%, 2/20/2056 (a)	32,822	2,219
Series 2026-24, Class BZ, 4.50%, 2/20/2056	3,204	3,020
Series 2026-24, Class DZ, 4.50%, 2/20/2056	5,208	4,725
Series 2026-25, Class ZH, 5.50%, 2/20/2056	12,198	12,175
Series 2026-30, Class DZ, 5.50%, 2/20/2056	2,127	2,109
Series 2026-48, Class HS, IF, IO, 2.04%, 3/20/2056 (a)	52,813	3,251
Series 2026-48, Class S, IF, IO, 2.06%, 3/20/2056 (a)	54,923	3,856
Series SC, Class 2026-100, IF, IO, 2.01%, 6/20/2056 (a)	41,536	2,181
Series SD, Class 2026-100, IF, IO, 2.01%, 6/20/2056 (a)	76,499	3,789
Series SG, Class 2026-100, IF, IO, 2.06%, 6/20/2056 (a)	75,445	3,430
Series FG, Class 2026-100, IF, IO, 4.44%, 6/20/2056 (a)	75,445	75,445
Series 2015-H13, Class GI, IO, 1.55%, 4/20/2065 (a)	190	6
Series 2025-H19, IO, 0.85%, 9/20/2075 (a)	46,641	4,125
Series 2025-H20, Class AI, IO, 0.86%, 9/20/2075 (a)	72,381	6,765
Series 2026-H11, IO, 0.73%, 4/20/2076 (a)	45,070	4,151
GS Mortgage-Backed Securities Corp. Trust Series 2025-NQM6, Class A1, 5.02%, 2/25/2066 (c) (j)	10,867	10,816
GS Mortgage-Backed Securities Trust
Series 2025-PJ6, Class A1, 6.00%, 11/25/2055 (a) (c)	5,978	6,041
Series 2025-PJ7, Class A1, 6.00%, 12/25/2055 (a) (c)	12,197	12,325
Series 2025-PJ9, Class A1, 6.00%, 3/25/2056 (a) (c)	34,858	35,223
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (c)	156	15
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 4.85%, 9/25/2035 (a)	56	54
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 4.09%, 1/25/2047 (a)	4,751	4,656
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 9.11%, 10/25/2034 (a) (c)	7,128	7,301
IndyMac INDX Mortgage Loan Trust Series 2007-AR21, Class 6A1, 3.40%, 9/25/2037 (a)	10,190	5,966
JPMorgan Alternative Loan Trust Series 2006-S3, Class A4, 6.81%, 8/25/2036 (j)	692	682
JPMorgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	23	23
Lehman Mortgage Trust Series 2007-7, Class 5A7, 6.50%, 8/25/2037	10,643	4,263
LHOME Mortgage Trust
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (c) (j)	2,785	2,786
Series 2024-RTL3, Class A1, 6.90%, 5/25/2029 (c) (j)	13,810	13,859
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (c) (j)	4,329	4,340
Series 2024-RTL4, Class A2, 6.09%, 7/25/2039 (c) (j)	2,673	2,681
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (c) (j)	9,582	9,592

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (c) (j)	4,975	4,997
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (c)	4,000	4,020
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 6.78%, 7/16/2030 (a) (c)	11,350	11,371
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.81%, 8/25/2033 (a)	15	8
MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	11	11
Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 6.04%, 8/25/2033 (a)	19	19
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (c) (j)	18,890	18,945
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (c) (j)	14,984	15,007
Series 2025-NQM5, Class A1A, 5.19%, 11/25/2070 (c) (j)	17,103	17,073
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1IB, IO, 1.00%, 12/25/2057 (a) (c)	5,198	157
Series 2018-3A, Class A1IC, IO, 1.50%, 5/25/2058 (a) (c)	13,420	538
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (c)	3,042	2,691
Series 2025-NQM4, Class A1, 5.35%, 7/25/2065 (a) (c)	9,740	9,744
Series 2025-NQM5, Class A1, 5.11%, 8/25/2065 (a) (c)	6,438	6,410
Series 2025-NQM7, Class A1A, 5.01%, 10/26/2065 (c) (j)	11,597	11,531
Series 2026-NQM1, Class A1A, 4.82%, 11/25/2065 (c) (j)	12,556	12,443
Series 2026-NQM2, Class M1, 5.48%, 12/25/2065 (a) (c)	3,800	3,714
Series 2026-NQM4, Class A1A, 5.00%, 2/25/2066 (c) (j)	26,623	26,451
Series 2026-NQM5, Class A1, 5.18%, 4/25/2066 (a) (c)	40,383	40,257
Series 2026-NQM6, Class A1, 5.29%, 5/25/2066 (a) (c)	41,555	41,510
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (c) (j)	25,697	25,713
NRZT Series 2025-NQM6, Class A1, 5.09%, 10/25/2065 (a) (c)	11,469	11,418
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (c) (j)	1,669	1,669
OBX Trust
Series 2026-INV3, Class A1, 6.00%, 4/25/2056 (a) (c)	10,379	10,550
Series 2026-INV4, Class A1, 6.00%, 5/25/2056 (a) (c)	46,000	46,852
Series 2023-NQM7, Class A1, 6.84%, 4/25/2063 (c) (j)	3,067	3,076
Series 2023-NQM6, Class A1, 6.52%, 7/25/2063 (c) (j)	1,732	1,734
Series 2025-NQM2, Class A1, 5.60%, 11/25/2064 (c) (j)	3,300	3,315
Series 2025-NQM10, Class A1, 5.45%, 5/25/2065 (c) (j)	9,225	9,258
Series 2026-NQM2, Class A1A, 4.82%, 12/1/2065 (c) (j)	16,173	16,063
Series 2026-NQM2, Class A1B, 4.82%, 12/1/2065 (c) (j)	3,104	3,077
Series 2026-NQM7, Class A1, 5.22%, 4/25/2066 (a) (c)	21,214	21,173
Series 2026-NQM6, Class A1A, 5.06%, 4/26/2066 (c) (j)	24,264	24,164
PMT Loan Trust
Series 2025-J1, Class A1, 6.00%, 4/25/2055 (a) (c)	39,825	40,192
Series 2025-INV5, Class A2, 6.00%, 5/25/2056 (a) (c)	14,059	14,259
Series 2025-INV6, Class A2, 6.00%, 6/25/2056 (a) (c)	21,573	21,839
Series 2026-INV2, Class A2, 5.50%, 1/25/2057 (a) (c)	51,321	51,256
Series 2026-INV3, Class A1, 6.00%, 2/25/2057 (a) (c)	45,046	45,968
Series 2026-CNF3, Class A1, 5.50%, 4/25/2057 (a) (c)	48,365	48,181
Series 2026-CNF4, Class A1, 5.50%, 5/25/2057 (a) (c)	44,183	44,073
Series 2026-INV5, Class A1, 6.00%, 5/25/2057 (a) (c)	15,770	16,072
Provident Funding Mortgage Trust
Series 2025-2, Class A1, 6.00%, 6/25/2055 (a) (c)	8,805	8,886
Series 2025-3, Class A1, 6.00%, 8/25/2055 (a) (c)	31,994	32,269

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
PRPM Series 2025-3, Class A1, 6.26%, 5/25/2030 (c) (j)	5,188	5,172
PRPM LLC
Series 2024-7, Class A1, 5.87%, 11/25/2029 (c) (j)	3,371	3,373
Series 2024-8, Class A2, 8.84%, 12/25/2029 (c) (j)	2,000	2,005
Series 2025-4, Class A1, 6.18%, 6/25/2030 (c) (j)	6,054	6,038
Series 2025-RPL2, Class A1, 3.75%, 4/25/2055 (c) (j)	5,049	4,918
RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034	19	9
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 10.36%, 9/25/2032 (a) (c)	5,289	5,466
Santander Mortgage Asset Receivable Trust
Series 2026-NQM3, Class A1A, 5.18%, 3/25/2066 (c) (j)	8,159	8,135
Series 2026-NQM4, Class A1A, 5.49%, 5/25/2066 (c) (j)	24,500	24,502
Sequoia Mortgage Trust Series 2025-7, Class A1, 6.00%, 8/25/2055 (a) (c)	10,252	10,340
STACR Trust Series 2018-HRP2, Class B1, 7.93%, 2/25/2047 (a) (c)	2,825	3,009
Starwood Mortgage Residential Trust Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (c)	1,150	988
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 5.60%, 10/25/2037 (a)	1,249	1,174
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 5.40%, 5/25/2047 (a)	11,950	9,949
Toorak Mortgage Trust Series 2024-2, Class A1, 6.33%, 10/25/2031 (c) (j)	9,500	9,536
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (c) (j)	395	392
Series 2019-HY1, Class M2, 5.70%, 10/25/2048 (a) (c)	6,189	6,466
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (c)	30,000	25,029
Visio Trust Series 2019-2, Class B1, 3.91%, 11/25/2054 (a) (c)	820	799
WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	21	21
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 5.18%, 8/25/2033 (a)	51	50
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	33	32
Series 2005-AR7, Class A3, 5.43%, 8/25/2035 (a)	36	38
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR8, Class 2A, 4.62%, 10/25/2046 (a)	1,866	1,666
Total Collateralized Mortgage Obligations (Cost $3,146,344)		3,109,477
Asset-Backed Securities — 12.3%
AB BSL CLO Ltd. (Cayman Islands) Series 2020-1A, Class BR2, 5.32%, 10/15/2038 (a) (c)	10,670	10,690
ABFC Trust Series 2002-OPT1, Class M1, 4.79%, 5/25/2032 (a)	34	38
ACC Trust
Series 2021-1, Class D, 5.25%, 3/22/2027 (c)	4,182	235
Series 2022-1, Class D, 6.65%, 10/20/2028 (c)	9,131	—
Accelerated Assets LLC
Series 2018-1, Class B, 4.51%, 12/2/2033 (c)	35	35
Series 2018-1, Class C, 6.65%, 12/2/2033 (c)	76	73
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (c)	699	652
Series 2021-1H, Class B, 1.90%, 10/20/2040 (c)	860	802
Series 2021-1H, Class D, 3.58%, 10/20/2040 (c)	1,183	1,069
Affirm Asset Securitization Trust
Series 2024-B, Class A, 4.62%, 9/15/2029 (c)	9,600	9,615
Series 2024-B, Class D, 5.50%, 9/15/2029 (c)	5,300	5,304
Series 2025-X2, Class D, 5.23%, 10/15/2030 (c)	4,000	3,997
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	3,291	3,157

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
American Credit Acceptance Receivables Trust
Series 2022-4, Class E, 10.00%, 1/14/2030 (c)	2,420	2,433
Series 2023-2, Class E, 9.79%, 2/12/2030 (c)	6,100	6,288
Series 2024-2, Class D, 6.53%, 4/12/2030 (c)	9,856	10,053
Series 2024-3, Class D, 6.04%, 7/12/2030 (c)	6,350	6,452
Series 2023-4, Class D, 7.65%, 9/12/2030 (c)	6,700	6,863
Series 2025-2, Class C, 5.11%, 4/14/2031 (c)	5,585	5,619
Series 2024-4, Class D, 5.34%, 8/12/2031 (c)	11,581	11,662
Series 2025-2, Class D, 5.50%, 8/12/2031 (c)	7,800	7,896
Series 2023-4, Class E, 9.79%, 8/12/2031 (c)	3,000	3,141
Series 2023-3, Class E, 9.54%, 10/14/2031 (c)	6,400	6,637
Series 2024-2, Class E, 7.87%, 11/12/2031 (c)	3,450	3,575
Series 2024-3, Class E, 7.92%, 3/12/2032 (c)	8,480	8,844
Series 2024-4, Class E, 7.19%, 4/12/2032 (c)	1,000	1,028
Series 2026-2, Class C, 4.85%, 5/10/2032 (c)	10,950	10,919
Series 2026-2, Class D, 5.18%, 6/8/2032 (c)	17,745	17,631
Series 2025-3, Class C, 4.95%, 7/12/2032 (c)	22,230	22,280
Series 2025-3, Class D, 5.19%, 7/12/2032 (c)	24,185	24,172
Series 2025-1, Class E, 7.39%, 12/13/2032 (c)	2,000	2,074
Series 2026-1, Class D, 5.10%, 1/12/2033 (c)	19,700	19,569
Series 2025-2, Class E, 7.66%, 2/14/2033 (c)	6,000	6,260
Series 2025-3, Class E, 6.77%, 6/13/2033 (c)	3,140	3,205
Series 2026-2, Class E, 6.90%, 2/8/2034 (c)	8,000	8,043
AMSR Trust
Series 2022-SFR1, Class E2, 4.64%, 3/17/2039 (c)	9,913	9,810
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (c)	9,913	9,896
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (c)	11,000	10,581
Aqua Finance Trust
Series 2019-A, Class C, 4.01%, 7/16/2040 (c)	2,615	2,557
Series 2020-AA, Class C, 3.97%, 7/17/2046 (c)	2,584	2,487
Avis Budget Rental Car Funding AESOP LLC
Series 2023-4A, Class C, 7.24%, 6/20/2029 (c)	3,530	3,644
Series 2023-6A, Class D, 7.37%, 12/20/2029 (c)	1,600	1,624
Series 2023-8A, Class D, 7.52%, 2/20/2030 (c)	3,500	3,517
Series 2024-1A, Class C, 6.48%, 6/20/2030 (c)	2,500	2,573
Series 2024-1A, Class D, 7.20%, 6/20/2030 (c)	9,340	9,442
Series 2024-3A, Class B, 5.58%, 12/20/2030 (c)	2,625	2,653
Series 2024-3A, Class C, 6.11%, 12/20/2030 (c)	2,450	2,468
Ballyrock CLO Ltd. (Cayman Islands) Series 2024-27A, Class A2, 5.27%, 10/25/2037 (a) (c)	3,775	3,782
Barings CLO Ltd. (Cayman Islands)
Series 2022-3A, Class A2R, 5.27%, 10/20/2037 (a) (c)	5,250	5,260
Series 2023-3A, Class D2R, 7.57%, 10/15/2038 (a) (c)	2,270	2,247
Series 2023-4A, Class D1R, 6.15%, 1/20/2039 (a) (c)	6,380	6,390
Bayview Opportunity Master Fund LLC
Series 2024-CAR1, Class C, 5.11%, 12/26/2031 (a) (c)	567	569
Series 2024-CAR1, Class D, 5.66%, 12/26/2031 (a) (c)	144	144
Series 2024-CAR1, Class E, 7.21%, 12/26/2031 (a) (c)	431	436
BlueMountain CLO Ltd. (Cayman Islands) Series 2019-26A, Class CR, 6.14%, 10/20/2034 (a) (c)	6,000	6,008

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	2,600	2,637
Series 2024-3, Class D, 5.83%, 5/15/2030	8,430	8,535
Series 2024-4, Class D, 5.23%, 8/15/2030	17,000	17,050
Series 2025-1, Class D, 5.64%, 11/15/2030	10,237	10,342
Series 2024-2, Class E, 8.21%, 1/15/2031 (c)	10,000	10,321
Series 2025-2, Class D, 5.62%, 3/17/2031	3,710	3,754
Series 2024-4, Class E, 7.47%, 8/15/2031 (c)	10,000	10,226
Series 2026-1, Class D, 4.99%, 11/17/2031	5,490	5,444
Series 2026-2, Class C, 4.88%, 2/17/2032	2,880	2,875
Series 2026-2, Class D, 5.19%, 2/17/2032	9,310	9,270
Series 2025-2, Class E, 7.74%, 6/15/2032 (c)	7,600	7,825
Series 2025-4, Class E, 7.18%, 11/15/2032 (c)	8,000	8,119
Series 2026-1, Class E, 6.63%, 2/15/2033 (c)	1,600	1,583
Series 2026-2, Class E, 7.17%, 5/16/2033 (c)	7,300	7,337
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (c)	8,722	8,817
Series 2024-1A, Class C, 9.13%, 5/15/2039 ‡ (c)	1,151	1,170
Camden 0.00%, 9/15/2031 ‡	18,284	17,959
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (c)	5,770	1
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (c)	2,724	2,608
CARS-DB4 LP
Series 2020-1A, Class B2, 4.52%, 2/15/2050 (c)	4,290	4,244
Series 2020-1A, Class B3, 4.95%, 2/15/2050 (c)	4,510	4,233
Cascade MH Asset Trust
Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (c)	3,999	3,843
Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (c) (j)	7,784	7,637
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 4.75%, 2/16/2026 ‡ (c) (j)	1,135	1,127
Series 2022-RTL1, Class AB, 6.50%, 2/16/2026 ‡ (c) (j)	1,271	1,259
CITI Asset Receivables Trust I Series 2025-1, Class CERT, 0.00%, 3/15/2031 ‡ (c) (k)	9,385	9,103
CoreVest American Finance Trust
Series 2019-1, Class E, 5.65%, 3/15/2052 (a) (c)	1,493	1,481
Series 2019-2, Class E, 5.12%, 6/15/2052 (a) (c)	5,576	5,165
Series 2019-3, Class XB, IO, 1.35%, 10/15/2052 (a) (c)	53,875	1,932
Series 2019-3, Class XA, IO, 1.99%, 10/15/2052 (a) (c)	1,821	—
Series 2019-3, Class D, 3.76%, 10/15/2052 (c)	8,689	8,062
Series 2019-3, Class E, 4.70%, 10/15/2052 (a) (c)	5,810	5,322
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (c)	12,507	12,524
Series 2023-3A, Class B, 7.09%, 10/17/2033 (c)	2,295	2,312
Series 2023-5A, Class B, 6.71%, 2/15/2034 (c)	3,866	3,912
Series 2024-1A, Class B, 6.03%, 5/15/2034 (c)	5,988	6,046
Series 2024-1A, Class C, 6.71%, 7/17/2034 (c)	7,860	7,987
Series 2024-3A, Class B, 4.85%, 11/15/2034 (c)	8,645	8,647
Series 2024-3A, Class C, 5.39%, 1/16/2035 (c)	5,320	5,343
Series 2026-1A, Class C, 5.28%, 8/15/2036 (c)	8,200	8,147
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (c)	2,690	2,695

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Dec
6.02%, 3/13/2030 ‡ (c)	10,000	10,000
6.91%, 1/15/2031 ‡ (c)	8,000	8,000
Diversified ABS Phase LLC Series 2024-1A, Class A2, 7.67%, 5/30/2044 (c)	14,183	14,269
Drive Auto Receivables Trust Series 2025-1, Class D, 5.41%, 9/15/2032	7,900	7,953
DT Auto Owner Trust Series 2022-3A, Class E, 10.99%, 7/16/2029 (c)	8,500	8,778
EJ Hugoton
Series 2026-1 B, 10.29%, 10/10/2041 ‡	16,000	16,000
Series 2026-1 B, 14.50%, 10/10/2041 ‡	9,000	9,000
Series 2026-1 B, 14.10%, 12/15/2041 ‡	4,700	4,700
Elara HGV Timeshare Issuer LLC Series 2021-A, Class D, 3.32%, 8/27/2035 (c)	837	801
Elmwood CLO Ltd. (Cayman Islands) Series 2019-3A, Class BRR, 5.38%, 7/18/2037 (a) (c)	8,200	8,209
Exeter Automobile Receivables Trust
Series 2023-2A, Class D, 6.32%, 8/15/2029	3,000	3,039
Series 2022-1A, Class E, 5.02%, 10/15/2029 (c)	1,330	1,323
Series 2022-2A, Class E, 6.34%, 10/15/2029 (c)	6,000	5,834
Series 2023-4A, Class D, 6.95%, 12/17/2029	5,000	5,094
Series 2022-4A, Class E, 8.23%, 3/15/2030 (c)	1,138	1,157
Series 2023-1A, Class E, 12.07%, 9/16/2030 (c)	4,350	4,740
Series 2025-3A, Class D, 5.57%, 10/15/2031	7,370	7,433
Series 2025-4A, Class D, 5.23%, 1/15/2032	10,895	10,894
Series 2026-1A, Class D, 5.00%, 5/17/2032	14,570	14,418
Series 2026-2A, Class D, 5.51%, 8/16/2032	6,310	6,339
Series 2025-3A, Class E, 7.52%, 12/15/2032 (c)	2,000	2,040
Series 2025-5A, Class E, 7.15%, 6/15/2033 (c)	5,570	5,588
FirstKey Homes Trust
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (c)	9,500	9,433
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (c)	8,000	7,942
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (c)	7,333	7,290
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (c)	12,700	11,948
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (c)	5,559	5,228
FMC GMSR Issuer Trust
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (c)	25,000	24,066
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (c)	19,140	18,545
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (c)	15,000	14,864
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (c)	10,000	10,016
Series 2020-GT1, Class A, 4.45%, 1/25/2028 (a) (c)	7,000	6,906
Fortiva Retail Credit Master Note Business Trust Series 2025-TWO, Class A, 5.92%, 5/15/2031 (c)	12,500	12,500
FTF 3.00%, 8/15/2026 ‡	2,433	1,703
GGAM Master Trust International Ltd. (Cayman Islands) Series 2025-1A, Class Y, 9.70%, 9/30/2060 ‡ (c)	17,840	17,945
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class E, 5.50%, 6/15/2029 (c)	10,680	10,707
Series 2023-1A, Class E, 11.42%, 3/15/2030 (c)	1,000	1,072
Series 2024-4A, Class D, 5.65%, 7/15/2030 (c)	12,035	12,174
Series 2026-2A, Class D, 5.38%, 1/15/2032 (c)	5,500	5,511
Grene Series 2026-1A, 0.00%, 1/17/2061 ‡	3,433	3,334
Grene Energy Senio 0.00%, 1/25/2027 ‡	295	239
Grit Parent, Inc. 10.00%, 3/27/2030 ‡	28,200	27,918

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
GS Mortgage-Backed Securities Trust
Series 2026-CES2, Class A1A, 5.23%, 6/25/2056 (c) (j)	6,401	6,375
Series 2026-CES3, Class A1A, 5.36%, 9/25/2056 (c) (j)	21,335	21,335
Harriman Park CLO Ltd. (Cayman Islands) Series 2020-1A, Class CRR, 5.63%, 7/20/2038 (a) (c)	5,700	5,696
Hertz Vehicle Financing LLC
Series 2023-1A, Class C, 6.91%, 6/25/2027 (c)	665	666
Series 2023-1A, Class D, 9.13%, 6/25/2027 (c)	1,667	1,669
Series 2022-2A, Class D, 5.16%, 6/26/2028 (c)	10,000	9,859
Series 2022-5A, Class D, 6.78%, 9/25/2028 (c)	5,000	4,990
Series 2023-2A, Class D, 9.40%, 9/25/2029 (c)	4,600	4,767
Series 2023-4A, Class D, 9.44%, 3/25/2030 (c)	3,200	3,316
Series 2025-5A, Class D, 7.74%, 5/25/2030 (c)	3,130	3,125
Series 2025-2A, Class D, 8.34%, 9/25/2031 (c)	1,990	1,996
Series 2025-4A, Class B, 5.90%, 12/25/2031 (c)	7,905	7,992
Series 2025-4A, Class D, 9.34%, 12/25/2031 (c)	250	259
Series 2025-6A, Class D, 8.30%, 5/25/2032 (c)	1,690	1,688
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (c)	2,130	2,113
Series 2022-A, Class E, 8.00%, 5/15/2041 (c)	401	395
Home Partners of America Trust Series 2021-3, Class F, 4.24%, 1/17/2041 (c)	14,029	12,984
Honey Hill Park CLO Ltd. (Cayman Islands)
Series 2026-1A, Class D1, 6.17%, 4/24/2039 (a) (c)	6,270	6,301
Series 2026-1A, Class D2, 7.37%, 4/24/2039 ‡ (a) (c)	890	891
Series 2026-1A, Class E, 8.22%, 4/24/2039 (a) (c)	9,250	9,220
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (c)	6,918	6,967
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	13,000	12,948
Ista Jet Seri 6.97%, 4/5/2032 ‡ (c)	14,812	14,813
JBHP 10.28%, 4/14/2041 ‡	8,166	8,166
Jonah Energy ABS LLC
Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (c)	17,500	17,551
Series 2025-1A, Class B, 11.25%, 12/10/2040 (c)	21,267	21,233
KKR CLO Ltd. (Cayman Islands) Series 40A, Class BR, 5.38%, 10/20/2034 (a) (c)	5,300	5,310
LendingClub Loan Certificate Issuer Trust
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (c)	400	2,480
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (c)	400	906
Series 2022-NP6, Class CERT, 0.00%, 7/15/2037 ‡ (c)	700	4,001
Series 2022-P5, Class CERT, 0.00%, 7/15/2037 ‡ (c)	800	3,913
Lendingpoint Asset Securitization Trust
Series 2021-A, Class D, 5.73%, 12/15/2028 (c)	1,162	482
Series 2021-B, Class D, 6.12%, 2/15/2029 (c)	1,881	398
Series 2022-A, Class D, 4.54%, 6/15/2029 (c)	10,486	4,233
Series 2022-C, Class C, 8.68%, 2/15/2030 (c)	362	361
LendingPoint Asset Securitization Trust Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (c)	6,500	853
Lendmark Funding Trust
Series 2021-1A, Class D, 5.05%, 11/20/2031 (c)	4,500	4,314
Series 2021-2A, Class B, 2.37%, 4/20/2032 (c)	1,000	944
Series 2021-2A, Class C, 3.09%, 4/20/2032 (c)	1,100	1,041
Series 2024-1A, Class A, 5.53%, 6/21/2032 (c)	3,050	3,071

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-2A, Class A, 4.47%, 2/21/2034 (c)	4,646	4,623
Series 2024-2A, Class D, 5.69%, 2/21/2034 (c)	2,300	2,303
Series 2024-2A, Class E, 8.47%, 2/21/2034 (c)	3,700	3,768
Series 2025-1A, Class A, 4.94%, 9/20/2034 (c)	7,615	7,645
Series 2025-1A, Class D, 6.48%, 9/20/2034 (c)	4,400	4,460
Series 2025-2A, Class A, 4.78%, 10/20/2034 (c)	19,200	19,151
Series 2025-2A, Class C, 5.28%, 10/20/2034 (c)	13,600	13,555
Series 2025-3A, Class D, 5.64%, 5/21/2035 (c)	1,900	1,867
Series 2026-1A, Class C, 5.40%, 11/20/2035 (c)	2,000	1,988
Series 2026-1A, Class D, 5.90%, 11/20/2035 (c)	1,200	1,193
Liberty 7.25%, 5/14/2031 ‡	32,000	32,027
LP LMS Asset Securitization Trust Series 2021-2A, Class C, 3.85%, 1/15/2029 (c)	103	103
Madison Park Funding Ltd. (Cayman Islands)
Series 2020-45A, Class BRR, 5.32%, 7/15/2034 (a) (c)	16,950	16,953
Series 2019-37A, Class D1A, 7.42%, 4/15/2037 (a) (c)	2,000	1,980
Magnetite Ltd. Series 2024-38A, Class B, 5.67%, 4/15/2037 (a) (c)	14,750	14,743
Mariner Finance Issuance Trust
Series 2021-BA, Class E, 4.68%, 11/20/2036 (c)	5,030	4,718
Series 2024-BA, Class A, 4.91%, 11/20/2038 (c)	10,000	9,980
Series 2024-BA, Class C, 5.73%, 11/20/2038 (c)	3,246	3,265
Mercury Financial Credit Card Master Trust
Series 2026-1A, Class A, 5.34%, 2/20/2032 (c)	15,090	15,077
Series 2026-1A, Class B, 6.31%, 2/20/2032 (c)	3,540	3,536
Mpire Frn
Series 2026, 8.29%, 9/13/2030 ‡ (c)	11,990	12,024
Series 2026, 11.16%, 9/19/2030 ‡ (c)	4,996	5,010
Nautical Solutions 9.20%, 8/1/2031 ‡	20,081	20,407
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2020-38A, Class CR2, 5.56%, 10/20/2036 (a) (c)	11,300	11,305
Series 2019-34A, Class BR2, 5.33%, 7/20/2039 (a) (c)	11,435	11,456
New Economy Assets-Phase 1 Sponsor LLC Series 2021-1, Class B1, 2.41%, 10/20/2061 (c)	2,550	1,552
Nexus Nova 6.50%, 11/8/2028 ‡	10,000	10,000
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (c) (j)	38,308	38,368
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (c)	4,048	4,008
OCP Aegis CLO Ltd. (Cayman Islands) Series 2025-41A, Class B1, 5.42%, 4/21/2037 (a) (c)	18,200	18,226
Octagon Ltd. (Cayman Islands) Series 2022-1A, Class DR, 7.27%, 7/21/2037 (a) (c)	14,900	14,446
OnDeck Asset Securitization Trust LLC
Series 2023-1A, Class A, 7.00%, 8/19/2030 (c)	4,680	4,698
Series 2024-2A, Class A, 4.98%, 10/17/2031 (c)	3,100	3,094
Series 2024-2A, Class B, 5.42%, 10/17/2031 (c)	1,900	1,899
OneMain Direct Auto Receivables Trust
Series 2026-1A, Class D, 5.30%, 10/14/2036 (c)	12,255	12,115
Series 2025-1A, Class D, 6.10%, 7/14/2037 (c)	7,104	7,213
OneMain Financial Issuance Trust Series 2025-1A, Class D, 5.79%, 7/14/2038 (c)	5,300	5,281
Oneslt 8.00%, 12/15/2030 ‡	9,439	9,439
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (c)	937	937
Oportun Issuance Trust
Series 2021-B, Class C, 3.65%, 5/8/2031 (c)	116	115

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-B, Class D, 5.41%, 5/8/2031 (c)	190	189
Series 2026-A, Class B, 5.06%, 1/9/2034 (c)	15,080	15,027
Series 2026-A, Class C, 5.45%, 1/9/2034 (c)	8,690	8,667
P2 Series 2021 A1, 0.00%, 12/20/2031 ‡ (c)	20,818	20,806
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (c)	2,699	2,674
Palmer Square CLO Ltd. (Cayman Islands) Series 2021-2A, Class BR, 5.37%, 2/15/2038 (a) (c)	18,200	18,233
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2022-4A, Class BR, 5.32%, 7/24/2031 (a) (c)	5,000	5,002
PFP Ltd. (Cayman Islands)
Series 2026-14, Class A, 4.97%, 12/18/2043 (a) (b) (c)	13,780	13,780
Series 2026-14, Class AS, 5.30%, 12/18/2043 (a) (b) (c)	3,405	3,405
Planet Fitness Master Issuer LLC Series 2025-1A, Class A2II, 5.65%, 12/6/2055 (c)	6,400	6,337
Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 3.35%, 7/25/2035 (j)	25	24
PRET LLC Series 2026-NPL6, Class A1, 5.69%, 5/25/2056 (c) (j)	23,880	23,879
PRET Trust Series 2026-RN1, Class A1, 5.92%, 6/25/2066 (b) (c) (j)	28,300	28,300
Progress Residential Trust
Series 2021-SFR11, Class F, 4.42%, 1/17/2039 (c)	8,000	7,751
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (c)	10,211	9,852
Prometheus 0.00%, 9/12/2029 ‡	22,000	21,780
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (c)	5,926	5,902
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (c)	15,204	15,204
RAMP Trust Series 2002-RS2, Class AI5, 6.03%, 3/25/2032 (a)	22	22
RCKT Mortgage Trust Series 2026-CES4, Class A1A, 5.12%, 4/25/2056 (c) (j)	11,031	10,999
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 6.25%, 12/27/2044 (a) (c)	613	613
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.24%, 3/25/2034 (j)	106	65
Series 2005-2, Class M1, 5.55%, 8/25/2035 (j)	355	336
Repo Buyer RRI Trust 3.06%, 4/14/2055 ‡	3,799	3,314
Republic Finance Issuance Trust
Series 2024-A, Class A, 5.91%, 8/20/2032 (c)	9,326	9,355
Series 2024-B, Class A, 5.42%, 11/20/2037 (c)	17,753	17,859
RR Ltd. (Cayman Islands) Series 2024-35A, Class A2, 5.37%, 1/15/2040 (a) (c)	4,000	4,005
Santander Drive Auto Receivables Trust
Series 2022-7, Class C, 6.69%, 3/17/2031	405	410
Series 2025-2, Class D, 5.47%, 5/15/2031	10,000	10,106
Series 2025-3, Class D, 5.11%, 9/15/2031	19,270	19,280
Series 2024-3, Class D, 5.97%, 10/15/2031	12,824	13,064
Series 2024-4, Class D, 5.32%, 12/15/2031	5,298	5,333
Series 2024-5, Class D, 5.14%, 2/17/2032	2,984	2,995
Sierra Timeshare Receivables Funding LLC
Series 2022-3A, Class D, 10.52%, 7/20/2039 (c)	1,627	1,685
Series 2022-2A, Class D, 9.22%, 6/20/2040 (c)	905	921
SRT Issuer I LLC 0.00%, 7/7/2031 ‡ (a)	20,000	19,975
SRT Issuer LLC 0.00%, 12/7/2031 ‡ (a)	20,000	20,009
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 8.38%, 10/16/2026 (c) (j)	4,899	4,929
Stifel SBA IO Trust
Series 2025-1A, Class A2, IO, 1.49%, 1/15/2051 (a) (c)	70,984	3,248
Series 2025-3A, Class A2, IO, 1.93%, 10/25/2051 (a) (c)	58,009	3,457

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Stifel SBA Trust Series 2025-2A, Class A1, 2.56%, 8/25/2036 (a) (c)	128,952	7,621
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (c)	934	923
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class C, 5.69%, 4/16/2031 (a) (c)	1,000	1,000
Series 2015-16A, Class B1RR, 5.37%, 10/15/2031 (a) (c)	8,224	8,225
Series 2020-23A, Class CR2, 5.42%, 1/15/2034 (a) (c)	8,000	7,992
Series 2021-29A, Class BR, 5.32%, 10/15/2035 (a) (c)	14,225	14,236
Series 2022-32A, Class BR, 5.32%, 10/23/2035 (a) (c)	2,415	2,417
Towd Point Mortgage Trust
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (c) (j)	9,151	9,084
Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (c) (j)	18,228	17,991
TRTX Issuer Ltd. (Cayman Islands) Series 2025-FL6, Class A, 5.16%, 9/18/2042 (a) (c)	12,950	12,983
Ucielo 2025-assi 10.51%, 8/9/2033 ‡	200	200
Ucielo 2025-assic 8.01%, 8/9/2033 ‡	200	200
Upstart Frn Series 2025-TE, 6.80%, 3/29/2029 ‡ (c)	14,000	13,983
Upstart Pass-Through Trust
Series 2021-ST4, Class CERT, 0.00%, 7/20/2027 ‡ (c)	1,875	22
Series 2021-ST6, Class CERT, 0.00%, 8/20/2027 ‡ (c)	2,900	93
Series 2021-PT1, Class A, 24.19%, 9/20/2027 ‡ (a) (c)	114	104
Series 2021-ST7, Class CERT, 0.00%, 9/20/2029 ‡ (c)	3,500	143
Series 2021-ST8, Class CERT, 0.00%, 10/20/2029 ‡ (c)	2,670	143
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029 ‡ (c)	2,830	238
Series 2021-PT2, Class A, 15.73%, 11/20/2029 ‡ (a) (c)	276	265
Series 2021-PT3, Class A, 21.56%, 12/20/2029 ‡ (a) (c)	317	284
Series 2021-PT4, Class A, 20.47%, 1/20/2030 ‡ (a) (c)	127	118
Series 2022-PT2, Class A, 18.51%, 2/20/2030 ‡ (a) (c)	422	422
Series 2022-PT1, Class A, 23.83%, 2/20/2030 ‡ (a) (c)	415	415
Series 2022-PT3, Class A, 18.24%, 4/20/2030 ‡ (a) (c)	391	386
Series 2022-PT4, Class A, 22.27%, 5/20/2030 ‡ (a) (c)	413	413
US Auto Funding
Series 2021-1A, Class C, 2.20%, 5/15/2026 (c)	1,238	945
Series 2021-1A, Class D, 4.36%, 3/15/2027 (c)	10,392	—
VCAT LLC Series 2026-NPL3, Class A1, 5.57%, 5/25/2056 (b) (c) (j)	14,050	14,050
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 ‡ (c)	20,597	20,132
vMobo, Inc.
7.46%, 7/18/2027 ‡	9,996	9,558
9.46%, 7/18/2027 ‡	20,000	19,542
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (c) (j)	91	91
Voya CLO Ltd. (Cayman Islands) Series 2019-4A, Class BR, 5.68%, 1/15/2035 (a) (c)	8,000	8,009
Western Funding Auto Loan Trust
Series 2025-1, Class A, 4.75%, 7/16/2035 (c)	15,500	15,549
Series 2025-1, Class D, 5.79%, 1/15/2036 (c)	3,205	3,227
Westlake Automobile Receivables Trust
Series 2023-1A, Class D, 6.79%, 11/15/2028 (c)	438	444
Series 2023-3A, Class D, 6.47%, 3/15/2029 (c)	3,795	3,851

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-1A, Class D, 6.02%, 10/15/2029 (c)	2,304	2,344
Series 2024-3A, Class D, 5.21%, 4/15/2030 (c)	19,900	20,018
Total Asset-Backed Securities (Cost $2,130,486)		2,078,846
Foreign Government Securities — 3.6%
Arab Republic of Egypt
8.63%, 2/4/2030 (c)	1,459	1,559
8.63%, 2/4/2030 (h)	2,700	2,886
5.88%, 2/16/2031 (h)	3,800	3,697
7.63%, 5/29/2032 (h)	7,600	7,793
9.45%, 2/4/2033 (c)	4,590	5,087
7.30%, 9/30/2033 (h)	1,100	1,096
7.63%, 5/20/2034 (c)	5,818	5,847
8.50%, 1/31/2047 (h)	2,300	2,186
8.70%, 3/1/2049 (h)	2,100	2,011
8.88%, 5/29/2050 (h)	7,300	7,149
Argentine Republic
1.00%, 7/9/2029	1,400	1,264
4.12%, 7/9/2035 (j)	33,330	25,681
5.00%, 1/9/2038 (j)	3,400	2,736
3.50%, 7/9/2041 (j)	4,400	3,159
Barbados Government Bond 8.00%, 6/26/2035 (h)	2,000	2,122
Benin Government Bond 7.96%, 2/13/2038 (c)	8,132	8,578
Ciudad Autonoma De Buenos Aires 7.05%, 5/13/2036 (c)	2,500	2,430
Commonwealth of the Bahamas
8.95%, 10/15/2032 (h)	1,500	1,672
8.25%, 6/24/2036 (c)	6,247	6,983
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (c)	741	712
3.60%, 6/15/2035 (c) (j)	9,012	7,176
Dominican Republic Government Bond
6.00%, 2/22/2033 (h)	1,600	1,610
6.60%, 6/1/2036 (h)	1,400	1,448
6.95%, 3/15/2037 (c)	1,300	1,366
6.15%, 5/17/2038 (c)	5,880	5,796
5.88%, 1/30/2060 (c)	11,450	10,029
5.88%, 1/30/2060 (h)	13,200	11,562
Federal Republic of Nigeria
6.13%, 9/28/2028 (c)	6,347	6,405
7.14%, 2/23/2030 (h)	16,000	16,505
8.63%, 1/13/2036 (h)	3,000	3,305
7.70%, 2/23/2038 (h)	4,700	4,854
9.13%, 1/13/2046 (c)	2,460	2,749
8.25%, 9/28/2051 (h)	3,200	3,285
Federative Republic of Brazil 7.13%, 5/13/2054	2,605	2,608
Hashemite Kingdom of Jordan
5.85%, 7/7/2030 (h)	8,800	8,855
5.75%, 11/12/2032 (c)	12,182	11,969

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
7.38%, 10/10/2047 (h)	9,200	9,012
Islamic Republic of Pakistan
6.98%, 4/24/2029 (c)	3,874	3,801
7.38%, 4/8/2031 (c)	7,413	7,282
7.38%, 4/8/2031 (h)	3,600	3,536
8.88%, 4/8/2051 (h)	9,600	9,276
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (c)	2,870	3,080
Kingdom of Bahrain 5.45%, 9/16/2032 (c)	5,389	5,063
Pakistan Water & Power Development Authority 7.50%, 6/4/2031 (h)	1,479	1,405
Plurinational State of Bolivia 9.45%, 5/14/2031 (c)	3,335	3,252
Provincia de Cordoba 8.60%, 2/3/2035 (c)	3,858	3,752
Republic of Angola
8.00%, 11/26/2029 (c)	951	967
8.00%, 11/26/2029 (h)	4,234	4,305
9.24%, 1/15/2031 (c)	3,000	3,152
9.24%, 1/15/2031 (h)	3,200	3,362
8.75%, 4/14/2032 (c)	5,266	5,391
9.38%, 3/31/2033 (c)	2,400	2,505
9.88%, 10/15/2035 (c)	4,500	4,800
Republic of Armenia 3.60%, 2/2/2031 (c)	1,450	1,331
Republic of Cameroon 9.50%, 7/31/2031 (h)	4,100	4,203
Republic of Colombia
8.00%, 4/20/2033	2,010	2,142
7.50%, 2/2/2034	860	894
8.38%, 11/7/2054	7,200	7,751
Republic of Congo
8.75%, 4/16/2032 (c)	4,590	4,640
9.50%, 2/17/2035 (h)	5,000	5,039
9.50%, 5/26/2036 (h)	5,505	5,493
9.50%, 4/16/2037 (c)	2,450	2,499
Republic of Costa Rica
7.00%, 4/4/2044 (h)	1,000	1,082
7.30%, 11/13/2054 (c)	4,403	4,916
Republic of Cote d'Ivoire
7.63%, 1/30/2033 (h)	1,700	1,814
6.13%, 6/15/2033 (h)	16,300	16,216
8.08%, 4/1/2036 (c)	10,750	11,697
8.25%, 1/30/2037 (c)	1,488	1,638
6.75%, 2/25/2041 (c)	18,842	18,006
Republic of Ecuador
6.90%, 7/31/2030 (h) (j)	3,456	3,461
8.75%, 1/29/2034 (c)	4,836	4,906
6.90%, 7/31/2035 (h) (j)	12,770	11,721
9.25%, 1/29/2039 (c)	36,194	37,206
5.00%, 7/31/2040 (h) (j)	10,000	8,355
Republic of El Salvador
8.63%, 2/28/2029 (h)	1,500	1,581
9.25%, 4/17/2030 (c)	9,300	9,938

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
7.63%, 2/1/2041 (h)	2,900	2,918
7.12%, 1/20/2050 (h)	4,400	4,006
9.65%, 11/21/2054 (c)	7,327	8,228
Republic of Ghana
Zero Coupon, 7/3/2026 (c)	101	101
5.00%, 7/3/2029 (c) (j)	6,937	6,833
5.00%, 7/3/2035 (c) (j)	6,527	6,108
Republic of Guatemala
6.60%, 6/13/2036 (c)	1,420	1,510
6.25%, 8/15/2036 (c)	4,103	4,268
Republic of Honduras
6.25%, 1/19/2027 (h)	3,000	3,011
8.63%, 11/27/2034 (c)	3,660	4,171
8.63%, 11/27/2034 (h)	3,350	3,817
Republic of Iraq 5.80%, 1/15/2028 (h)	3,850	3,791
Republic of Kenya
9.75%, 2/16/2031 (c)	3,666	3,959
9.75%, 2/16/2031 (h)	2,200	2,376
8.00%, 5/22/2032 (h)	2,347	2,382
7.88%, 10/9/2033 (c)	2,490	2,453
9.50%, 3/5/2036 (c)	8,350	8,714
8.80%, 10/9/2038 (c)	6,520	6,506
8.70%, 2/26/2039 (h)	1,350	1,321
Republic of Montenegro 7.25%, 3/12/2031 (c)	5,923	6,249
Republic of Panama 7.88%, 3/1/2057	4,500	5,423
Republic of Paraguay, 6.10%, 8/11/2044 (h)	14,075	14,222
Republic of Rwanda 5.50%, 8/9/2031 (c)	8,000	7,546
Republic of Serbia 6.50%, 9/26/2033 (c)	3,400	3,598
Republic of South Africa
7.10%, 11/19/2036 (c)	4,478	4,780
5.00%, 10/12/2046	5,100	3,978
5.75%, 9/30/2049	7,406	6,238
7.95%, 11/19/2054 (c)	4,489	4,781
7.25%, 12/11/2055 (c)	6,021	5,932
Republic of Turkiye (The) 7.63%, 5/15/2034	5,000	5,220
Republic of Zambia
5.75%, 6/30/2033 (h) (j)	707	700
5.75%, 6/30/2033 (c) (j)	1,555	1,541
0.50%, 12/31/2053 (h)	5,800	4,588
Romania Government Bond 7.50%, 2/10/2037 (c)	3,564	3,848
State of Mongolia 4.45%, 7/7/2031 (c)	5,600	5,278
Suriname Government International Bond
7.70%, 11/6/2030 (c)	5,560	5,740
8.50%, 11/6/2035 (c)	11,220	12,020
Total Foreign Government Securities (Cost $595,524)		612,795

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 1.1% (l)
Aerospace & Defense — 0.0% ^
TransDigm, Inc., 1st Lien Term Loan J (1-MONTH CME TERM SOFR + 2.50%), 6.12%, 2/28/2031 (i)	839	842
VSE Corp., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.00%), 5.47%, 5/5/2033 (i)	1,040	1,041
		1,883
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.62%, 1/31/2031 (i)	3,605	3,600
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.95%, 8/4/2031 (i)	5,541	5,539
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.37%, 3/28/2031 (i)	2,927	2,863
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 5.90%, 2/10/2032 (i)	6,722	6,722
		15,124
Chemicals — 0.0% ^
Venator Materials LLC, 1st Lien Term Loan
(PRIME + 7.00% (PIK)), 13.75%, 10/12/2028 ‡ (d) (i)	2,518	214
(PRIME + 7.00% (PIK)), 13.75%, 10/12/2028 (d) (i)	1,190	952
Venator Materials LLC, 1st Lien Term Loan B (PRIME + 7.00% (PIK)), 13.75%, 7/16/2026 (d) (i)	1,195	956
		2,122
Commercial Services & Supplies — 0.0% ^
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.62%, 11/19/2031 (i)	3,031	3,010
Consumer Staples Distribution & Retail — 0.1%
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (15.83% (PIK)), 15.24%, 6/30/2026 ‡ (a) (d)	10,068	9,565
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 7.25%), 11.02%, 12/29/2028 ‡ (i)	20,584	4,382
(3-MONTH CME TERM SOFR + 7.25%), 11.02%, 12/29/2028 ‡ (i)	5,648	—
(3-MONTH CME TERM SOFR + 12.13% (PIK)), 15.79%, 1/2/2029 ‡ (d) (i)	2,655	2,522
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 6.13% (PIK)), 9.79%, 1/2/2029 ‡ (d) (i)	2,820	2,679
		19,148
Containers & Packaging — 0.0% ^
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.87%, 4/1/2032 (i)	4,810	4,541
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 5.87%, 1/26/2033 (i)	1,633	1,635
		6,176
Diversified Consumer Services — 0.0% ^
Belron Finance 2019 LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.66%, 10/16/2031 (i)	1,821	1,824
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.15%, 1/30/2031 (i)	3,956	3,945
		5,769
Electronic Equipment, Instruments & Components — 0.0% ^
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.65%, 12/2/2031 (i)	4,660	4,687
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.25%), 5.67%, 8/15/2030 (i)	3,347	3,355
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.25%), 5.95%, 8/15/2030 (i)	612	614
GB AIT Buyer, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 4.25%), 7.98%, 4/29/2033 (i)	1,938	1,941
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 5.45%, 4/10/2031 (i)	8,656	8,644
		14,554
Health Care Equipment & Supplies — 0.0% ^

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-13 (3-MONTH CME TERM SOFR + 4.25%), 7.91%, 9/19/2030 (i)	2,527	2,526
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 6/20/2030 (i)	6,081	6,093
		8,619
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.20%, 2/3/2031 (i)	5,734	5,722
MH Sub I LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.25%), 7.87%, 5/3/2028 (i)	1,898	1,835
(1-MONTH CME TERM SOFR + 4.25%), 7.87%, 12/31/2031 (i)	1,962	1,691
		9,248
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 12/31/2026 ‡ (a) (k)	37	—
Machinery — 0.0% ^
LSF12 Helix Parent LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.15%, 2/10/2033 (i)	1,624	1,613
Terex Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.40%, 10/8/2031 (i)	2,772	2,784
		4,397
Media — 0.1%
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 9.51%, 5/1/2029 (i)	10,497	9,977
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.93%, 4/20/2028 (i)	2,430	2,419
Jetblue Airways Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 8.44%, 8/27/2029 (i)	3,716	3,242
		5,661
Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 9.87%, 10/8/2030 (i)	4,501	4,342
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.40%, 10/29/2032 (i)	573	572
		4,914
Professional Services — 0.1%
First Advantage Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.75%), 6.45%, 10/31/2031 (i)	4,252	4,201
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.65%, 1/27/2031 (i)	2,709	2,710
		6,911
Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.35%), 6.86%, 2/1/2029 (i)	3,313	3,297
Software — 0.2%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 9.40%, 2/15/2029 (i)	6,524	6,516
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.37%, 11/25/2031 (i)	4,911	4,874
Dayforce Bidco LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.66%, 2/4/2033 (i)	4,739	4,506
Icon Parent I, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.44%, 11/13/2031 (i)	6,189	5,909
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.37%, 11/28/2028 (i)	4,499	4,375
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.91%, 2/10/2031 (i)	7,799	7,528
		33,708
Specialty Retail — 0.1%
AWS Claire's LLC, 1st Lien Term Loan, 10.00%, 9/18/2030 ‡	1	1
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 7.95%, 1/31/2031 (i)	4,264	4,147

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Specialty Retail — continued
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 7.58%, 8/18/2032 (i)	6,277	6,254
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 6.90%, 10/19/2029 (i)	2,369	2,351
		12,753
Technology Hardware, Storage & Peripherals — 0.0% ^
Xerox Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4%; 3-MONTH CME TERM SOFR + 4% + 4.00%), 7.64%, 11/19/2029 (i) (m)	1,690	1,136
Textiles, Apparel & Luxury Goods — 0.1%
Varsity Brands, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.45%, 8/26/2031 (i)	8,069	8,074
Trading Companies & Distributors — 0.0% ^
QXO Building Products, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.62%, 4/30/2032 (i)	848	847
Total Loan Assignments (Cost $187,720)		185,615
Municipal Bonds — 0.3% (n)
California — 0.1%
California Housing Finance Agency Series 2021-2, Class X, Rev., FHLMC COLL, 0.83%, 3/25/2035 (a)	60,656	2,185
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (a) (c)	7,140	3,998
Los Angeles Community College District, Election of 2008 Series 2010E, GO, 6.75%, 8/1/2049	100	110
Municipal Water District Of Orange County Water Facilities Corp. Series 2017B, Rev., 4.06%, 8/15/2041	290	258
Regents of the University of California, Medical Center Pooled Series 2009F, Rev., 6.58%, 5/15/2049	255	269
University of California, Taxable Limited Project Series 2015J, Rev., 4.13%, 5/15/2045	100	90
Total California		6,910
Colorado — 0.0% ^
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Series 2015, Rev., 4.00%, 1/15/2045	175	168
Nevada — 0.0% ^
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (a) (c)	9,665	5,412
New York — 0.2%
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project
Series 2024, Rev., 5.46%, 12/15/2031	26,666	27,001
Series 2024, Rev., 6.03%, 12/15/2031	3,200	3,257
Total New York		30,258
Texas — 0.0% ^
North Texas Tollway Authority, First Tier Series 2009B, Rev., 6.72%, 1/1/2049	131	141
Washington — 0.0% ^
Washington State Housing Finance Commission Series 2021-1, Class X, Rev., 0.73%, 12/20/2035 (a)	86,517	3,043
Total Municipal Bonds (Cost $51,989)		45,932

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 0.1%
Aerospace & Defense — 0.0% ^
Incora Intermediate LLC ‡ *	81	992
Incora Top Holdco LLC ‡ *	3	86
		1,078
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	9,333,314	9
NMG Parent LLC, Escrow ‡ *	—	—
		9
Chemicals — 0.0% ^
Venator Materials plc ‡ *	7	52
Containers & Packaging — 0.0% ^
Ardagh Holdings SA (Luxembourg) ‡ * (c)	565	3,788
Diversified Telecommunication Services — 0.0% ^
Altice France SA (France) ‡ *	9	157
Financial Services — 0.1%
Keenova Therapeutics plc	102	9,486
Par Health, Inc.	101	396
		9,882
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity *	1	19
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	6	14
iHeartMedia, Inc., Class A *	2	10
		24
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	13	2,170
Pharmaceuticals — 0.0% ^
Endo GUC Trust ‡ *	10	6
Wireless Telecommunication Services — 0.0% ^
Altice France SA ‡	32	659
Total Common Stocks (Cost $17,952)		17,844
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	14	18
Electric Utilities — 0.0% ^
SCE Trust VI 5.00%, 6/28/2026 ($25 par value) (o)	199	3,456
Total Preferred Stocks (Cost $4,678)		3,474

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — 0.0% ^
Media — 0.0% ^
SES SA (Luxembourg) ‡ * (Cost $—)	147	2,230
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Audacy, Inc.
expiring 12/31/2049, price 1.00 USD *	5	20
expiring 12/31/2049, price 1.00 USD ‡ *	7	—
expiring 9/30/2028, price 1.00 USD ‡ *	1	—
Total Warrants (Cost $2,508)		20
	SHARES (000)
Short-Term Investments — 2.5%
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.64% (p) (q) (Cost $412,359)	412,295	412,377
Total Investments — 110.9% (Cost $18,914,857)		18,715,153
Liabilities in Excess of Other Assets — (10.9)%		(1,845,407)
NET ASSETS — 100.0%		16,869,746

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2026.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
COLL	Collateral
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2026 is $68,906 or 0.41% of the Fund’s net assets as of May 31, 2026.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2026.

(h)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(i)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(j)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2026.

(k)	Defaulted security.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of May 31, 2026. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(o)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of May 31, 2026.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of May 31, 2026.
TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 6/25/2056 (a)	(66,500)	(55,634)
TBA, 3.00%, 6/25/2056 (a)	(212,400)	(185,474)
TBA, 3.50%, 6/25/2056 (a)	(131,900)	(119,878)
TBA, 4.00%, 6/25/2056 (a)	(237,213)	(222,070)
TBA, 4.50%, 6/25/2056 (a)	(83,000)	(79,672)
TBA, 5.00%, 6/25/2056 (a)	(1,250)	(1,230)
TBA, 6.00%, 6/25/2056 (a)	(472,070)	(482,017)
TBA, 6.50%, 6/25/2056 (a)	(80,400)	(83,570)

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)
GNMA II, Single Family, 30 Year TBA, 3.50%, 6/15/2056 (a)	(87,500)	(78,813)
(Proceeds received of $1,310,255)		(1,308,358)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of May 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bund	650	06/08/2026	EUR	95,733	(896)
Euro-Schatz	3,562	06/08/2026	EUR	440,317	(930)
U.S. Treasury 10 Year Note	14,723	09/21/2026	USD	1,617,920	14,948
U.S. Treasury 10 Year Ultra Note	4,235	09/21/2026	USD	475,180	6,790
U.S. Treasury Long Bond	20	09/21/2026	USD	2,248	41
U.S. Treasury Ultra Bond	55	09/21/2026	USD	6,304	131
U.S. Treasury 2 Year Note	840	09/30/2026	USD	173,565	359
U.S. Treasury 5 Year Note	19,635	09/30/2026	USD	2,106,314	12,218
					32,661
Short Contracts
U.S. Treasury 10 Year Ultra Note	(10,962)	09/21/2026	USD	(1,229,971)	(17,489)
U.S. Treasury Long Bond	(1,885)	09/21/2026	USD	(211,886)	(4,316)
U.S. Treasury Ultra Bond	(4,105)	09/21/2026	USD	(470,536)	(10,349)
U.S. Treasury 2 Year Note	(4,278)	09/30/2026	USD	(883,942)	(1,945)
U.S. Treasury 5 Year Note	(1,983)	09/30/2026	USD	(212,723)	(1,361)
					(35,460)
					(2,799)

Abbreviations
EUR	Euro
USD	United States Dollar

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of May 31, 2026 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	5,232	USD	6,090	HSBC Bank, NA	6/3/2026	13
USD	6,117	EUR	5,232	BNP Paribas	6/3/2026	14
AUD	58,567	USD	41,735	Goldman Sachs International	6/15/2026	349
EUR	36,052	USD	41,891	BNP Paribas	6/15/2026	185
EUR	18,010	USD	20,986	Goldman Sachs International	6/15/2026	33
GBP	15,565	USD	20,927	Barclays Bank plc	6/15/2026	34
GBP	30,827	USD	41,218	Goldman Sachs International	6/15/2026	295
NZD	35,516	AUD	29,223	Citibank, NA	6/15/2026	279
NZD	35,837	CAD	29,146	BNP Paribas	6/15/2026	317
NZD	70,663	USD	41,643	Citibank, NA	6/15/2026	692
NZD	138,687	USD	82,919	Goldman Sachs International	6/15/2026	169
USD	56,619	CAD	77,063	HSBC Bank, NA	6/15/2026	690
USD	20,712	EUR	17,629	BNP Paribas	6/15/2026	137
USD	20,693	GBP	15,190	BNP Paribas	6/15/2026	237
USD	20,741	GBP	15,347	Goldman Sachs International	6/15/2026	73
USD	82,886	JPY	13,059,622	Goldman Sachs International	6/15/2026	798
ZAR	956,502	USD	58,485	Goldman Sachs International	6/15/2026	441
Total unrealized appreciation						4,756
AUD	112,934	USD	81,857	HSBC Bank, NA	6/15/2026	(705)
BRL	310,970	USD	62,634	BNP Paribas**	6/15/2026	(1,165)
CAD	28,366	EUR	17,684	Citibank, NA	6/15/2026	(52)
CHF	34,436	USD	44,438	BNP Paribas	6/15/2026	(259)
CLP	18,318,975	USD	20,712	Standard Chartered Bank**	6/15/2026	(128)
CNY	139,469	USD	20,562	BNP Paribas**	6/15/2026	(41)
EUR	36,020	CAD	58,016	Goldman Sachs International	6/15/2026	(66)
EUR	35,326	CHF	32,433	BNP Paribas	6/15/2026	(381)
EUR	13,039	USD	15,367	BNP Paribas	6/15/2026	(150)
GBP	15,565	CAD	28,917	BNP Paribas	6/15/2026	(26)
GBP	30,424	USD	41,456	Morgan Stanley	6/15/2026	(485)
JPY	6,054,241	USD	38,865	BNP Paribas	6/15/2026	(810)
JPY	6,474,290	USD	41,527	Goldman Sachs International	6/15/2026	(832)
KRW	31,582,313	USD	21,144	Goldman Sachs International**	6/15/2026	(196)
USD	20,972	INR	2,013,586	BNP Paribas**	6/15/2026	(196)
USD	20,833	NZD	35,348	BNP Paribas	6/15/2026	(344)
USD	62,102	NZD	105,199	Citibank, NA	6/15/2026	(924)
USD	20,767	ZAR	343,854	Citibank, NA	6/15/2026	(416)
USD	6,098	EUR	5,232	HSBC Bank, NA	7/6/2026	(14)
EUR	36,212	CAD	58,304	Goldman Sachs International	7/15/2026	(55)
Total unrealized depreciation						(7,245)
Net unrealized depreciation						(2,489)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
NZD	New Zealand Dollar

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of May 31, 2026 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.36	USD31,878	135	(606)	(471)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.36	USD31,878	58	(529)	(471)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.36	USD15,942	17	(253)	(236)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.36	USD7,971	14	(132)	(118)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.36	USD15,935	34	(270)	(236)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.36	USD7,721	42	(156)	(114)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.36	USD44,000	151	(801)	(650)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.36	USD4,770	20	(91)	(71)
							471	(2,838)	(2,367)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — sell protection (**) as of May 31, 2026 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.11	3.00	Monthly	Citigroup Global Markets, Inc.	11/18/2054	14.17	USD5,000	(238)	(332)	(570)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	14.17	USD12,500	(569)	(857)	(1,426)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	14.17	USD10,000	(404)	(736)	(1,140)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	14.17	USD20,000	(683)	(1,598)	(2,281)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	14.17	USD15,000	(454)	(1,257)	(1,711)
CMBX.NA.BBB-.12	3.00	Monthly	Citigroup Global Markets, Inc.	08/17/2061	12.44	USD7,500	(574)	(898)	(1,472)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	12.44	USD5,000	(215)	(766)	(981)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	12.44	USD2,500	(108)	(383)	(491)

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	12.44	USD12,500	(325)	(2,128)	(2,453)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	12.44	USD12,500	(121)	(2,332)	(2,453)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	12.44	USD5,500	(57)	(1,022)	(1,079)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	12.44	USD8,017	(83)	(1,490)	(1,573)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	12.44	USD12,500	(51)	(2,401)	(2,452)
CMBX.NA.BBB-.9	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/2058	16.76	USD2,500	(253)	(328)	(581)
CMBX.NA.BBB-.9	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/2058	16.76	USD10,000	(841)	(1,485)	(2,326)
CMBX.NA.BBB-.9	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/2058	16.76	USD8,000	(566)	(1,295)	(1,861)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	16.76	USD12,500	(1,656)	(1,252)	(2,908)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	16.76	USD7,500	(757)	(988)	(1,745)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	16.76	USD7,500	(760)	(985)	(1,745)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	16.76	USD5,000	(438)	(725)	(1,163)
							(9,153)	(23,258)	(32,411)

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2026 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.46-V1	5.00	Quarterly	6/20/2031	3.01	USD 124,135	(4,791)	(6,589)	(11,380)
CDX.NA.HY.46-V1	5.00	Quarterly	6/20/2031	3.01	USD 202,234	(9,601)	(8,939)	(18,540)
CDX.NA.HY.46-V1	5.00	Quarterly	6/20/2031	3.01	USD 248,270	(9,795)	(12,966)	(22,761)
CDX.NA.HY.46-V1	5.00	Quarterly	6/20/2031	3.01	USD 248,270	(9,937)	(12,824)	(22,761)
CDX.NA.HY.46-V1	5.00	Quarterly	6/20/2031	3.01	USD 252,330	(9,410)	(13,723)	(23,133)
						(43,534)	(55,041)	(98,575)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of May 31, 2026 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
1 day SOFR annually	3.98 annually	Receive	11/29/2030	USD435,300	3	(1,977)	(1,974)
1 day SOFR annually	4.05 annually	Receive	4/29/2033	USD295,000	143	(2,121)	(1,978)
					146	(4,098)	(3,952)

Abbreviations
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2026 was as follows:

FLOATING RATE INDEX	VALUE
1 day SOFR	3.63%
Summary of total OTC swap contracts outstanding as of May 31, 2026 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	471	(2,367)
OTC Credit default swap contracts outstanding - sell protection	(9,153)	(32,411)
Total OTC swap contracts outstanding	(8,682)	(34,778)

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2026.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,569,304	$509,542	$2,078,846
Collateralized Mortgage Obligations	—	2,762,587	346,890	3,109,477
Commercial Mortgage-Backed Securities	—	3,671,854	55,355	3,727,209
Common Stocks
Aerospace & Defense	—	—	1,078	1,078
Broadline Retail	—	—	9	9
Chemicals	—	—	52	52
Containers & Packaging	—	—	3,788	3,788
Diversified Telecommunication Services	—	—	157	157
Financial Services	—	9,882	—	9,882
Health Care Equipment & Supplies	—	19	—	19
Media	24	—	—	24
Oil, Gas & Consumable Fuels	2,170	—	—	2,170
Pharmaceuticals	—	—	6	6
Wireless Telecommunication Services	—	—	659	659
Total Common Stocks	2,194	9,901	5,749	17,844
Corporate Bonds
Aerospace & Defense	—	64,810	886	65,696
Automobile Components	—	115,464	—	115,464
Automobiles	—	990	—	990
Banks	—	147,891	—	147,891
Beverages	—	6,426	—	6,426
Biotechnology	—	5,982	—	5,982
Broadline Retail	—	20,978	—	20,978
Building Products	—	109,385	—	109,385
Capital Markets	—	29,896	—	29,896
Chemicals	—	156,675	—	156,675
Commercial Services & Supplies	—	111,273	39,936	151,209
Construction & Engineering	—	13,854	—	13,854
Construction Materials	—	3,468	—	3,468
Consumer Finance	—	46,948	—	46,948
Consumer Staples Distribution & Retail	—	31,981	—	31,981
Containers & Packaging	—	46,923	—	46,923
Distributors	—	6,653	—	6,653
Diversified	—	—	9,218	9,218
Diversified Consumer Services	—	15,416	—	15,416
Diversified Telecommunication Services	—	280,866	—	280,866
Electric Utilities	—	135,413	—	135,413
Electrical Equipment	—	12,448	—	12,448

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Electronic Equipment, Instruments & Components	$—	$50,921	$—	$50,921
Energy Equipment & Services	—	18,603	—	18,603
Entertainment	—	42,142	—	42,142
Financial Services	—	76,489	107,638	184,127
Food Products	—	29,525	—	29,525
Gas Utilities	—	7,209	—	7,209
Ground Transportation	—	55,247	1	55,248
Health Care Equipment & Supplies	—	46,086	—	46,086
Health Care Providers & Services	—	104,632	—	104,632
Health Care Technology	—	26,799	—	26,799
Hotel & Resort REITs	—	10,094	—	10,094
Hotels, Restaurants & Leisure	—	195,285	—	195,285
Household Durables	—	37,594	—	37,594
Household Products	—	27,925	—	27,925
Independent Power and Renewable Electricity Producers	—	35,494	—	35,494
Insurance	—	7,971	—	7,971
Interactive Media & Services	—	2,507	—	2,507
IT Services	—	15,180	—	15,180
Machinery	—	25,401	—	25,401
Marine Transportation	—	8,730	—	8,730
Media	—	309,766	—	309,766
Metals & Mining	—	44,933	—	44,933
Mortgage Real Estate Investment Trusts (REITs)	—	81,132	—	81,132
Multi-Utilities	—	33,963	—	33,963
Oil, Gas & Consumable Fuels	—	483,223	—	483,223
Passenger Airlines	—	21,234	—	21,234
Personal Care Products	—	29,049	—	29,049
Pharmaceuticals	—	51,411	—	51,411
Professional Services	—	1,600	24,649	26,249
Real Estate Management & Development	—	7,011	—	7,011
Semiconductors & Semiconductor Equipment	—	58,841	—	58,841
Software	—	51,576	—	51,576
Specialized REITs	—	16,340	—	16,340
Specialty Retail	—	75,422	— (a)	75,422
Technology Hardware, Storage & Peripherals	—	21,994	—	21,994
Tobacco	—	1,339	—	1,339
Trading Companies & Distributors	—	58,919	—	58,919
Wireless Telecommunication Services	—	14,914	—	14,914
Total Corporate Bonds	—	3,550,241	182,328	3,732,569
Foreign Government Securities	—	612,795	—	612,795
Loan Assignments
Aerospace & Defense	—	1,883	—	1,883
Automobile Components	—	3,600	—	3,600
Building Products	—	15,124	—	15,124
Chemicals	—	2,122	—	2,122
Commercial Services & Supplies	—	3,010	—	3,010
Consumer Staples Distribution & Retail	—	—	19,148	19,148

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Containers & Packaging	$—	$6,176	$—	$6,176
Diversified Consumer Services	—	5,769	—	5,769
Electronic Equipment, Instruments & Components	—	4,687	—	4,687
Ground Transportation	—	14,554	—	14,554
Insurance	—	8,619	—	8,619
IT Services	—	9,248	—	9,248
Leisure Products	—	—	—(a )	—(a )
Machinery	—	4,397	—	4,397
Media	—	9,977	—	9,977
Passenger Airlines	—	5,661	—	5,661
Pharmaceuticals	—	4,914	—	4,914
Professional Services	—	6,911	—	6,911
Semiconductors & Semiconductor Equipment	—	3,297	—	3,297
Software	—	33,708	—	33,708
Specialty Retail	—	12,752	1	12,753
Technology Hardware, Storage & Peripherals	—	1,136	—	1,136
Textiles, Apparel & Luxury Goods	—	8,074	—	8,074
Trading Companies & Distributors	—	847	—	847
Total Loan Assignments	—	166,466	19,149	185,615
Mortgage-Backed Securities	—	4,775,864	10,901	4,786,765
Municipal Bonds	—	45,932	—	45,932
Preferred Stocks
Broadline Retail	—	—	18	18
Electric Utilities	3,456	—	—	3,456
Total Preferred Stocks	3,456	—	18	3,474
Rights	—	—	2,230	2,230
Warrants
Media	—	20	— (a)	20
Short-Term Investments
Investment Companies	412,377	—	—	412,377
Total Investments in Securities	$418,027	$17,164,964	$1,132,162	$18,715,153
Liabilities
TBA Short Commitment	$—	$(1,308,358)	$—	$(1,308,358)
Total Liabilities in Securities Sold Short	$—	$(1,308,358)	$—	$(1,308,358)
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,756	$—	$4,756
Futures Contracts	34,487	—	—	34,487
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(7,245)	$—	$(7,245)
Futures Contracts	(37,286)	—	—	(37,286)
Swaps	—	(85,235)	—	(85,235)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(2,799)	$(87,724)	$—	$(90,523)

(a)	Amount rounds to less than one thousand.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2026
Investments in Securities:
Asset-Backed Securities	$402,531	$(285)	$(2,376)	$(23)	$152,570	$(39,041)	$8,697	$(12,531)	$—	$509,542
Collateralized Mortgage Obligations	297,386	—	(5,022)	(326)	311,128	(243,830)	—	(7,420)	(5,026)	346,890
Commercial Mortgage-Backed Securities	93,823	—	(165)	8	146	(32,571)	—	—	(5,886)	55,355
Common Stocks	16,602	—	(4,998)	—	—	(6,006)	—	—	151	5,749
Corporate Bonds	96,040	—	175	(8)	93,384	(7,263)	—	—	—	182,328
Loan Assignments	17,939	(1,084)	(1,680)	1,413	6,442	(3,881)	—	—	—	19,149
Mortgage-Backed Securities	—	—	(11)	—	—	—	—	—	10,912	10,901
Preferred Stocks	18	—	— (b)	—	—	—	—	—	—	18
Rights	2,372	—	9	—	—	—	—	—	(151)	2,230
Warrants	— (b)	—	— (b)	—	—	—	—	—	—	— (b)
Total	$926,711	$(1,369)	$(14,068)	$1,064	$563,670	$(332,592)	$8,697	$(19,951)	$—	$1,132,162

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations, Commercial Mortgage-Backed Securities, Rights, Common Stocks and Mortgage-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2026, which were valued using significant unobservable inputs (level 3) amounted to $(9,804).
There were no significant transfers into or out of level 3 for the period ended May 31, 2026.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$27,932	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.89% - 9.78% (8.49%)

Asset-Backed Securities	27,932
	886	Market Comparable Companies	EBITDA Multiple (b)	12.42x (12.42x)
	- (c)	Terms of Restructuring	Expected Recovery	0.00%% (0.00%)

Corporate Bonds	886
	1,078	Market Comparable Companies	EBITDA Multiple (b)	12.42x (12.42x)
	9	Terms of Restructuring	Expected Recovery	$0.01 ($0.01)

Common Stocks	1,087
	19,149	Terms of Restructuring	Expected Recovery	0.00% - 100.00% (78.13%)

Loan Assignments	19,149

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at May 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Total	$49,054

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2026, the value of these investments was $1,083,108. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.64% (a) (b)	$248,086	$1,618,536	$1,454,231	$(28)	$14	$412,377	412,295	$1,853	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.